SEC File Nos. 333-67455
811-09105

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 12

and

Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 13

NEW WORLD FUND, INC.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071-1447
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:
(213) 486-9200

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071-1447
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
Kirkpatrick & Lockhart Nicholson Graham LLP
Four Embarcadero Center
San Francisco, California 94111-5900
(Counsel for the Registrant)

Approximate date of proposed public offering:
It is proposed that this filing become effective on January 1, 2007, pursuant to paragraph (b) of rule 485.


[LOGO - American Funds/R/]               The right choice for the long term/(R)/

New World Fund/SM/

PROSPECTUS

January 1, 2007

 1    Risk/Return summary
 5    Fees and expenses of the fund
 7    Investment objective, strategies and risks
11    Management and organization
14    Shareholder information
15    Choosing a share class
17    Purchase and exchange of shares
21    Sales charges
24    Sales charge reductions and waivers
27    Rollovers from retirement plans to IRAs
28    Plans of distribution
29    Other compensation to dealers
30    How to sell shares
32    Distributions and taxes
33    Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


Risk/Return summary

The fund seeks to make your investment grow over time by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries.
The fund is designed for investors seeking capital appreciation.  Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United
States or abroad. The values of debt securities owned by the fund may be affected by changing interest rates and credit risk assessments as well as by events specifically involving the issuers of those securities. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States, particularly in countries with developing economies and/ or markets, may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                       1

New World Fund / Prospectus


HISTORICAL INVESTMENT RESULTS
The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 4 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented. Past results (before and after taxes) are not predictive of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

'00  -20.90%
'01   -3.96
'02   -4.62
'03   43.36
'04   20.80
'05   22.20

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                      17.30%  (quarter ended June 30, 2003)
LOWEST                      -18.32%  (quarter ended September 30, 2001)

The fund's total return for the nine months ended September 30, 2006, was 17.13%.

                                       2

                                                    New World Fund / Prospectus

Unlike the bar chart on the previous page, the Investment Results table on the following page reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial or contingent deferred sales charges imposed:

 . Class A share results reflect the maximum initial sales charge of 5.75%. This charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.

 . Class B share results reflect the applicable contingent deferred sales charge. For example, results for the one-year period shown reflect a contingent deferred sales charge of 5%. These charges begin to decline one year after purchase and are eliminated six years after purchase.

 . Class C share results for the one-year period shown reflect a contingent deferred sales charge of 1%, which only applies if shares are sold within one year of purchase.

 . Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

Results would be higher if calculated without sales charges. The references above to Class A, B, C or F sales charges also refer to the corresponding Class
529-A, 529-B, 529-C or 529-F sales charges.

The Investment Results table shows the fund's results on both a pretax and after-tax basis, as required by Securities and Exchange Commission rules.
After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. Total returns shown "after taxes on distributions"
reflect the effect of taxes on distributions (for example, dividends or capital gain distributions) by the fund. Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your fund shares at the end of the particular time period and, as a result, reflect the effect of both taxes on distributions by the fund and taxes on any gain or loss realized upon the sale of the shares. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
YOUR ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND LIKELY
WILL DIFFER FROM THE RESULTS SHOWN BELOW. IN ADDITION, AFTER-TAX RETURNS MAY NOT
BE RELEVANT IF YOU HOLD YOUR FUND SHARES THROUGH A TAX-DEFERRED ARRANGEMENT,
SUCH AS A 401(K) PLAN, INDIVIDUAL RETIREMENT ACCOUNT (IRA) OR 529 COLLEGE
SAVINGS PLAN.

Unlike the Investment Results table on page 4, the Additional Investment Results table on page 9 reflects the fund's results calculated without sales charges.

                                       3

New World Fund / Prospectus


 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2005:
                                                 1 YEAR  5 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 6/17/99
 Before taxes                                    15.17%  12.81%       8.91%
 After taxes on distributions                    14.84   12.34        8.42
 After taxes on distributions and sale of fund   10.28   11.00        7.53
   shares
-------------------------------------------------------------------------------

                                    1 YEAR  5 YEARS   LIFETIME/1/
------------------------------------------------------------------

 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                       16.23%  13.00%       6.16%
------------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                       20.21     N/A       14.27
------------------------------------------------------------------
 CLASS F -- FIRST SOLD 3/16/01
 Before taxes                       22.18     N/A       15.34
------------------------------------------------------------------
 CLASS 529-A -- FIRST SOLD 2/19/02
 Before taxes                       15.13     N/A       17.17
------------------------------------------------------------------
 CLASS 529-B -- FIRST SOLD 2/26/02
 Before taxes                       16.06     N/A       17.54
------------------------------------------------------------------
 CLASS 529-C -- FIRST SOLD 2/25/02
 Before taxes                       20.11     N/A       18.10
------------------------------------------------------------------
 CLASS 529-E -- FIRST SOLD 3/22/02
 Before taxes                       21.71     N/A       17.07
------------------------------------------------------------------
 CLASS 529-F -- FIRST SOLD 9/17/02
 Before taxes                       22.25     N/A       25.88

                                       1 YEAR  5 YEARS   LIFETIME/2/
---------------------------------------------------------------------

 INDEXES (BEFORE TAXES)
 MSCI/(R)/ All Country World Index/3/  11.37%   3.41%       2.50%
 MSCI Emerging Markets Index/4/        34.54   19.44       11.24

/1/ Lifetime results for each share class are measured from the date the share class was first sold.
/2/ Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. In prior years, each index may have included different funds or securities from those that constitute the current year's index.
/3/ MSCI All Country World Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, consisting of 48 developed and emerging market country indexes. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
/4/ MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets, consisting of 25 emerging market country indexes. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

                                       4

                                                    New World Fund / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                        CLASS A/1/  CLASS B/1/  CLASS C/1/  CLASS 529-E/2/   CLASS F/1,3/
--------------------------------------------------------------------------------------------

 Maximum initial sales
 charge on purchases    5.75%/4/       none        none          none             none
 (as a percentage of
 offering price)
--------------------------------------------------------------------------------------------
 Maximum sales charge      none        none        none          none             none
 on reinvested
 dividends
--------------------------------------------------------------------------------------------
 Maximum contingent       none/5/    5.00%/6/     1.00%/7/       none             none
 deferred sales charge
--------------------------------------------------------------------------------------------
 Redemption or             none        none        none          none             none
 exchange fees

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                    CLASS A  CLASS B  CLASS C  CLASS F
-------------------------------------------------------------------------------

 Management fees/8/                  0.63%    0.63%    0.63%    0.63%
-------------------------------------------------------------------------------
 Distribution and/or service         0.23     1.00     1.00     0.25
 (12b-1) fees/9/
-------------------------------------------------------------------------------
 Other expenses/10/                  0.20     0.22     0.26     0.19
-------------------------------------------------------------------------------
 Total annual fund operating         1.06     1.85     1.89     1.07
 expenses/8/

                                     CLASS    CLASS    CLASS    CLASS    CLASS
                                     529-A    529-B    529-C    529-E    529-F
-------------------------------------------------------------------------------
 Management fees/8/                  0.63%    0.63%    0.63%    0.63%    0.63%
-------------------------------------------------------------------------------
 Distribution and/or service         0.16     1.00     1.00     0.50       --
 (12b-1) fees/11/
-------------------------------------------------------------------------------
 Other expenses/10,12/               0.30     0.34     0.33     0.30     0.30
-------------------------------------------------------------------------------
 Total annual fund operating         1.09     1.97     1.96     1.43     0.93
 expenses/8/

/1/ Includes corresponding 529 share class. Accounts holding these 529 shares are subject to a $10 account setup fee and an annual $10 account maintenance fee, which are not reflected in this table.
/2/ Available only to employer-sponsored 529 plans. Accounts holding these shares are subject to a $10 account setup fee and an annual $10 account maintenance fee, which are not reflected in this table.
/3/ Class F and 529-F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.
/4/ The initial sales charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.
/5/ A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge.
/6/ The contingent deferred sales charge is reduced one year after purchase and eliminated six years after purchase.
/7/ The contingent deferred sales charge is eliminated one year after purchase.
/8/ The fund's investment adviser is currently waiving 10% of its management fee.
    The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Expenses shown above do not reflect any waiver.
    Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.
/9/ Class A and F 12b-1 fees may not exceed .30% and .50%, respectively, of each class' average net assets annually. Class B and C 12b-1 fees may not exceed
    1.00% of each class' average net assets annually.
/10/ Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically ranges from $3 to $19 per account.
/11/ Class 529-A and 529-F 12b-1 fees may not exceed .50% of each class' average net assets annually. Class 529-B and 529-C 12b-1 fees may not exceed 1.00% of each class' average net assets annually. Class 529-E 12b-1 fees may not exceed
    .75% of the class' average net assets annually.
/12/ Includes .10% paid to a state or states for oversight and administrative services.

                                       5

New World Fund / Prospectus


EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                           1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------------------

 Class A/1/                                 $677   $  893   $1,126     $1,795
-------------------------------------------------------------------------------
 Class B -- assuming redemption/2/           688      982    1,201      1,962
-------------------------------------------------------------------------------
 Class B -- assuming no redemption/3/        188      582    1,001      1,962
-------------------------------------------------------------------------------
 Class C -- assuming redemption/4/           292      594    1,021      2,212
-------------------------------------------------------------------------------
 Class C -- assuming no redemption           192      594    1,021      2,212
-------------------------------------------------------------------------------
 Class F -- excluding intermediary           109      340      590      1,306
fees/5/
-------------------------------------------------------------------------------
 Class 529-A/1,6/                            700      941    1,199      1,930
-------------------------------------------------------------------------------
 Class 529-B -- assuming                     720    1,057    1,319      2,167
redemption/2,6/
-------------------------------------------------------------------------------
 Class 529-B -- assuming no                  220      657    1,119      2,167
redemption/3,6/
-------------------------------------------------------------------------------
 Class 529-C -- assuming                     319      654    1,114      2,382
redemption/4,6/
-------------------------------------------------------------------------------
 Class 529-C -- assuming no redemption/6/    219      654    1,114      2,382
-------------------------------------------------------------------------------
 Class 529-E/6/                              165      491      839      1,813
-------------------------------------------------------------------------------
 Class 529-F -- excluding intermediary       115      336      573      1,247
fees/5,6/

/1/ Reflects the maximum initial sales charge in the first year.
/2/ Reflects applicable contingent deferred sales charges through year six and
    Class A or 529-A expenses for years nine and 10 because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
/3/ Reflects Class A or 529-A expenses for years nine and 10 because Class B and
    529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
/4/ Reflects a contingent deferred sales charge in the first year.
/5/ Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from .75% to 1.50% of assets annually depending on the services offered.
/6/ Reflects an initial $10 account setup fee and an annual $10 account maintenance fee.

                                       6

                                                    New World Fund / Prospectus

Investment objective, strategies and risks

The fund's investment objective is long-term capital appreciation. The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. In addition, the fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.
In determining whether a country is qualified, the fund will consider such factors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The fund's investment adviser will maintain a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina,
Brazil, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic,
Egypt, Hungary, India, Israel, Jordan, Lebanon, Malaysia, Mexico, Morocco, Oman,
Panama, Peru, Philippines, Poland, Russian Federation, South Africa, Thailand,
Turkey and Venezuela.

The prices of securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
and currency, interest rate and commodity price fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

The values of most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of

                                       7

New World Fund / Prospectus


principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation;
changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.
The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices.

A larger percentage of cash or money market instruments could reduce the magnitude of the fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                       8

                                                    New World Fund / Prospectus

ADDITIONAL INVESTMENT RESULTS
Unlike the Investment Results table on page 4, the table below reflects the fund's results calculated without sales charges.

 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2005:
                                                 1 YEAR  5 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 6/17/99
 Before taxes                                    22.20%  14.15%       9.91%
 After taxes on distributions                    21.85   13.68        9.41
 After taxes on distributions and sale of fund   14.87   12.21        8.42
   shares
-------------------------------------------------------------------------------

                                    1 YEAR  5 YEARS   LIFETIME/1/
------------------------------------------------------------------

 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                       21.23%  13.25%       6.29%
------------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                       21.21     N/A       14.27
------------------------------------------------------------------
 CLASS F -- FIRST SOLD 3/16/01
 Before taxes                       22.18     N/A       15.34
------------------------------------------------------------------
 CLASS 529-A -- FIRST SOLD 2/19/02
 Before taxes                       22.14     N/A       18.98
------------------------------------------------------------------
 CLASS 529-B -- FIRST SOLD 2/26/02
 Before taxes                       21.06     N/A       18.03
------------------------------------------------------------------
 CLASS 529-C -- FIRST SOLD 2/25/02
 Before taxes                       21.11     N/A       18.10
------------------------------------------------------------------
 CLASS 529-E -- FIRST SOLD 3/22/02
 Before taxes                       21.71     N/A       17.07
------------------------------------------------------------------
 CLASS 529-F -- FIRST SOLD 9/17/02
 Before taxes                       22.25     N/A       25.88
------------------------------------------------------------------

                                    1 YEAR  5 YEARS   LIFETIME/2/
------------------------------------------------------------------

 INDEXES (BEFORE TAXES)
 MSCI All Country World Index/3/    11.37%   3.41%       2.50%
 MSCI Emerging Markets Index/4/     34.54   19.44       11.24

/1/ Lifetime results for each share class are measured from the date the share class was first sold.
/2/ Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. In prior years, each index may have included different funds or securities from those that constitute the current year's index.
/3/ MSCI All Country World Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, consisting of 48 developed and emerging market country indexes. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
/4/ MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets, consisting of 25 emerging market country indexes. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

                                       9

New World Fund / Prospectus


[Begin pie chart]

Industry diversification as of October 31, 2006 (percent of net assets)

17.45%  Financials
 9.79   Telecommunication services
 8.66   Consumer staples
 8.40   Materials
 7.96   Industrials
 7.83   Bonds & notes
 0.02   Rights & warrants
29.82   Other industries
10.07   Short-term securities & other assets less liabilities

[End pie chart]

GEOGRAPHICAL DISTRIBUTION OF NET ASSETS ON OCTOBER 31, 2006

 DEVELOPED-COUNTRY                                             35.5%
 EQUITIES
----------------------------------------------------------------------
 ASIA
 South Korea                                                    3.9
----------------------------------------------------------------------
 Taiwan                                                         3.6
----------------------------------------------------------------------
 Hong Kong                                                      2.4
----------------------------------------------------------------------
 Japan                                                          2.0
----------------------------------------------------------------------
 Singapore                                                       .5
----------------------------------------------------------------------
 THE AMERICAS
 United States                                                  4.9
----------------------------------------------------------------------
 Canada                                                          .9
----------------------------------------------------------------------
 EUROPE
 United Kingdom                                                 4.4
----------------------------------------------------------------------
 Switzerland                                                    3.3
----------------------------------------------------------------------
 Austria                                                        2.9
----------------------------------------------------------------------
 Spain                                                          1.9
----------------------------------------------------------------------
 Finland                                                        1.4
----------------------------------------------------------------------
 Germany                                                         .9
----------------------------------------------------------------------
 France                                                          .7
----------------------------------------------------------------------
 Denmark                                                         .7
----------------------------------------------------------------------
 Greece                                                          .4
----------------------------------------------------------------------
 Ireland                                                         .3
----------------------------------------------------------------------
 Sweden                                                          .2
----------------------------------------------------------------------
 Norway                                                          .1
----------------------------------------------------------------------
 Luxembourg                                                      .1

DEVELOPING-COUNTRY                                             46.6%
EQUITIES
----------------------------------------------------------------------
 ASIA
 India                                                          6.9
----------------------------------------------------------------------
 Thailand                                                       4.4
----------------------------------------------------------------------
 Indonesia                                                      3.5
----------------------------------------------------------------------
 Philippines                                                    2.4
----------------------------------------------------------------------
 China                                                          1.5
----------------------------------------------------------------------
 Malaysia                                                        .4
----------------------------------------------------------------------
 Pakistan                                                        .4
----------------------------------------------------------------------
 THE AMERICAS
 Brazil                                                         8.4
----------------------------------------------------------------------
 Mexico                                                         5.1
----------------------------------------------------------------------
 Panama                                                          .2
----------------------------------------------------------------------
 EUROPE
 Russia                                                         2.0
----------------------------------------------------------------------
 Hungary                                                        1.9
----------------------------------------------------------------------
 Poland                                                         1.3
----------------------------------------------------------------------
 Slovenia                                                        .6
----------------------------------------------------------------------
 Czech Republic                                                  .6
----------------------------------------------------------------------
 Turkey                                                          .3
----------------------------------------------------------------------
 AFRICA/MIDDLE EAST
 South Africa                                                   3.7
----------------------------------------------------------------------
 Israel                                                         1.3
----------------------------------------------------------------------
 Egypt                                                          1.2
----------------------------------------------------------------------
 Oman                                                            .5
----------------------------------------------------------------------

DEVELOPING-COUNTRY                                              7.8%
BONDS
----------------------------------------------------------------------
 ASIA
 Philippines                                                     .5
----------------------------------------------------------------------
 THE AMERICAS
 Brazil                                                         1.4
----------------------------------------------------------------------
 Mexico                                                         1.3
----------------------------------------------------------------------
 Argentina                                                      1.1
----------------------------------------------------------------------
 Colombia                                                        .7
----------------------------------------------------------------------
 Peru                                                            .6
----------------------------------------------------------------------
 Panama                                                          .4
----------------------------------------------------------------------
 Dominican Republic                                              .2
----------------------------------------------------------------------
 Chile                                                           .1
----------------------------------------------------------------------
 EUROPE
 Russia                                                          .8
----------------------------------------------------------------------
 Turkey                                                          .6
----------------------------------------------------------------------
 AFRICA/MIDDLE EAST
 Egypt                                                           .1
----------------------------------------------------------------------
 SHORT-TERM
 SECURITIES &
 OTHER ASSETS
 LESS LIABILITIES                                              10.1%
----------------------------------------------------------------------
TOTAL                                                         100.0%

Because the fund is actively managed, its holdings will change over time.
For updated information on the fund's portfolio holdings, please visit us at
americanfunds.com.

                                       10

                                                    New World Fund / Prospectus

Management and organization

INVESTMENT ADVISER
Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 135 South State
College Boulevard, Brea, California 92821. Capital Research and Management
Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of directors is contained in the fund's semi-annual report to shareholders for the fiscal period ended April 30, 2006.

EXECUTION OF PORTFOLIO TRANSACTIONS
The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution for the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. For example, with respect to equity transactions, the fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions. However, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser.

PORTFOLIO HOLDINGS
Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the lower portion of the fund's details page on the website. A list of the fund's top 10 equity holdings, updated as of each month-end, is generally posted to this page within 14 days after the end of the applicable month.

                                       11

New World Fund / Prospectus


A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within
45 days after the end of the applicable quarter. Both lists remain available on the website until new information for the next month or quarter is posted.
Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM
Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital
Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company.

The primary individual portfolio counselors for New World Fund are:

                                       PRIMARY TITLE WITH      PORTFOLIO
                         PORTFOLIO     INVESTMENT ADVISER      COUNSELOR'S
 PORTFOLIO COUNSELOR/    COUNSELOR     (OR AFFILIATE)          ROLE IN
 FUND TITLE              EXPERIENCE    AND INVESTMENT          MANAGEMENT
 (IF APPLICABLE)        IN THIS FUND   EXPERIENCE              OF THE FUND
-------------------------------------------------------------------------------------

 ROBERT W. LOVELACE       8 years      Senior Vice President   Serves as an equity
 President and                         and Director, Capital   portfolio counselor
 Director                              Research and
                                       Management Company

                                       Investment
                                       professional for 22
                                       years, all with
                                       Capital Research and
                                       Management Company or
                                       affiliate
-------------------------------------------------------------------------------------
 MARK E. DENNING          8 years      Director, Capital       Serves as an equity
 Senior Vice President                 Research and            portfolio counselor
                                       Management Company

                                       Investment
                                       professional for 24
                                       years, all with
                                       Capital Research and
                                       Management Company or
                                       affiliate
-------------------------------------------------------------------------------------
 DAVID C. BARCLAY         8 years      Senior Vice             Serves as a
 Vice President                        President, Capital      fixed-income portfolio
                                       Research and            counselor
                                       Management Company

                                       Investment
                                       professional for 26
                                       years in total; 19
                                       years with Capital
                                       Research and
                                       Management Company or
                                       affiliate
-------------------------------------------------------------------------------------
 ALWYN W. HEONG           8 years      Senior Vice President   Serves as an equity
 Vice President                        and Director, Capital   portfolio counselor
                                       Research Company

                                       Investment
                                       professional for 18
                                       years in total; 14
                                       years with Capital
                                       Research and
                                       Management Company or
                                       affiliate
-------------------------------------------------------------------------------------
 CARL M. KAWAJA           8 years      Senior Vice             Serves as an equity
 Vice President                        President, Capital      portfolio counselor
                                       Research Company

                                       Investment
                                       professional for 19
                                       years in total; 16
                                       years with Capital
                                       Research and
                                       Management Company or
                                       affiliate
-------------------------------------------------------------------------------------

                                       12

                                                    New World Fund / Prospectus

Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.

                                       13

New World Fund / Prospectus


Shareholder information

SHAREHOLDER SERVICES

American Funds Service Company, the fund's transfer agent, offers a wide range of services that you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service
Company has four service centers across the country.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-free from anywhere in the United States
(8 a.m. to 8 p.m. ET): 800/421-0180
Access the American Funds website : americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
service center     service center      service center         service center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4352   Fax: 317/735-6636      Fax: 757/670-4761
Fax: 714/671-7133

A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S
STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN
FUNDS SHAREHOLDERS ENTITLED WELCOME. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO
THE APPLICABLE PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES
SPECIFICALLY RELATING TO THEIR ACCOUNT(S). These documents are available by writing or calling American Funds Service Company. Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you depending on your investment dealer. Please see your financial adviser or investment dealer for more information.

                                       14

                                                    New World Fund / Prospectus

Choosing a share class
The fund offers different classes of shares through this prospectus. Class A, B,
C and F shares are available through various investment programs or accounts, including certain types of retirement plans (see limitations below). The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Investors residing in any state may purchase Class 529 shares through an account established with a 529 college savings plan managed by the American Funds organization. Class 529-A, 529-B, 529-C and 529-F shares are structured similarly to the corresponding Class A, B, C and F shares. For example, the same initial sales charges apply to Class 529-A shares as to Class A shares. Class
529-E shares are available only to investors participating through an eligible employer plan.

Each share class represents investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. WHEN YOU PURCHASE SHARES OF THE
FUND, YOU SHOULD CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL
BE MADE IN CLASS A SHARES OR, IN THE CASE OF A 529 PLAN INVESTMENT, CLASS 529-A
SHARES.

Factors you should consider in choosing a class of shares include:

.. how long you expect to own the shares;

.. how much you intend to invest;

.. total expenses associated with owning shares of each class;

.. whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);

.. whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class
  529-B or 529-C shares to cover higher education expenses);

.. availability of share classes:
 -- Class B and C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in Class R shares, including employer-sponsored retirement plans such as defined benefit plans, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit-sharing plans; and

 -- Class F and 529-F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH
YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

UNLESS OTHERWISE NOTED, REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F
SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F
SHARES.

                                       15

New World Fund / Prospectus


 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES
 CLASS A SHARES

 Initial sales charge    up to 5.75% (reduced for purchases of $25,000 or more
                         and eliminated for purchases of $1 million or more)
 Contingent deferred     none (except that a charge of 1.00% applies to certain
 sales charge            redemptions made within one year following purchases
                         of $1 million or more without an initial sales charge)
 12b-1 fees              up to .30% annually (for 529-A shares, may not exceed
                         .50% annually)
 Dividends               generally higher than other classes due to lower
                         annual expenses, but may be lower than F shares,
                         depending on relative expenses
 Purchase maximum        none
 Conversion              none
 CLASS B SHARES
 Initial sales charge    none
 Contingent deferred     starts at 5.00%, declining to 0% six years after
 sales charge            purchase
 12b-1 fees              up to 1.00% annually
 Dividends               generally lower than A and F shares due to higher
                         12b-1 fees and other expenses, but higher than C
                         shares due to lower other expenses
 Purchase maximum        see the discussion regarding purchase minimums and
                         maximums in "Purchase and exchange of shares"
 Conversion              automatic conversion to A or 529-A shares after eight
                         years, reducing future annual expenses
 CLASS C SHARES
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after
 sales charge            purchase
 12b-1 fees              up to 1.00% annually
 Dividends               generally lower than other classes due to higher 12b-1
                         fees and other expenses
 Purchase maximum        see the discussion regarding purchase minimums and
                         maximums in "Purchase and exchange of shares"
 Conversion              automatic conversion to F shares after 10 years,
                         reducing future annual expenses (529-C shares will not
                         convert to 529-F shares)
 CLASS 529-E SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently up to .50% annually (may not exceed .75%
                         annually)
 Dividends               generally higher than 529-B and 529-C shares due to
                         lower 12b-1 fees, but lower than 529-A and 529-F
                         shares due to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none
 CLASS F SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently up to .25% annually (may not exceed .50%
                         annually)
 Dividends               generally higher than B and C shares due to lower
                         12b-1 fees, and may be higher than A shares, depending
                         on relative expenses
 Purchase maximum        none
 Conversion              none

                                       16

                                                    New World Fund / Prospectus

Purchase and exchange of shares
THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS
DISTRIBUTORS, THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW TO OBTAIN CERTAIN
PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON YOUR BEHALF IN
ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE
INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE
TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY OTHER PERSON(S)
AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY
CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO
CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY
LAW.

PURCHASE OF CLASS A, B AND C SHARES
You may generally open an account and purchase Class A, B and C shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund's distributor and through certain registered investment advisers. These dealers and advisers typically charge ongoing fees for services they provide.

PURCHASE OF CLASS 529 SHARES
Class 529 shares may be purchased only through an account established with a 529 college savings plan managed by the American Funds organization. You may open this type of account and purchase 529 shares by contacting any financial adviser
(who may impose transaction charges in addition to those described in this prospectus) authorized to sell such an account. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating through an eligible employer plan.

EXCHANGE
Generally, you may exchange your shares into shares of the same class of other
American Funds without a sales charge. Class A, C or F shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM CLASS A, C
OR F SHARES TO THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN THE CASE OF
UNIFORM GIFTS TO MINORS ACT OR

                                       17

New World Fund / Prospectus


UNIFORM TRANSFERS TO MINORS ACT CUSTODIAL ACCOUNTS, MAY RESULT IN SIGNIFICANT
LEGAL AND TAX CONSEQUENCES AS DESCRIBED IN THE APPLICABLE PROGRAM DESCRIPTION.
PLEASE CONSULT YOUR FINANCIAL ADVISER BEFORE MAKING SUCH AN EXCHANGE.

Exchanges of shares from American Funds money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class
B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by telephone, fax or the Internet" for information regarding electronic exchanges.

FREQUENT TRADING OF FUND SHARES
The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, resulting in dilution of the value of the shares held by long-term shareholders.
Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of directors has also adopted certain policies and procedures with respect to frequent purchases and redemptions of fund shares. Under the fund's "purchase blocking policy," any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from the fund will be precluded from investing in the fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. This prohibition will not apply to redemptions by shareholders whose shares are held on the books of third-party intermediaries that have not adopted procedures to implement this policy. American Funds Service Company will work with intermediaries to develop such procedures or other procedures that American
Funds Service Company determines are reasonably designed to achieve the objective of the purchase blocking policy. At the time the intermediaries adopt these procedures, shareholders whose accounts are on the books of such intermediaries will be subject to this purchase blocking policy or another frequent trading policy that is reasonably designed to achieve the objective of the purchase blocking policy. There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:
systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the

                                       18

                                                    New World Fund / Prospectus

transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

NOTWITHSTANDING THE FUND'S PURCHASE BLOCKING POLICY, ALL TRANSACTIONS IN FUND
SHARES REMAIN SUBJECT TO THE FUND'S AND AMERICAN FUNDS DISTRIBUTORS' RIGHT TO
RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY (INCLUDING THE TYPES OF
TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED OR TRIGGER A PURCHASE
BLOCK UNDER THE POLICY). SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR MORE
INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE COMPANY MAY ADDRESS OTHER
POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN FUNDS.

PURCHASE MINIMUMS AND MAXIMUMS

 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES/1/
-------------------------------------------------------------------------------

 To establish an account (including retirement plan and 529          $    250/2/
 accounts)
    For a payroll deduction retirement plan account, payroll
    deduction                                                              25
    savings plan account or employer-sponsored 529 account
 To add to an account                                                      50
    For a payroll deduction retirement plan account, payroll               25
    deduction
    savings plan account or employer-sponsored 529 account
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM PER TRANSACTION FOR CLASS B SHARES                   50,000
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM PER TRANSACTION FOR CLASS C SHARES                  500,000

/1/ Purchase minimums may be waived in certain cases. Please see the statement of additional information for details.
/2/ For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

The effective purchase maximums for Class 529-A, 529-C, 529-E and 529-F shares will reflect the maximum applicable contribution limits under state law. See the applicable program description for more information.

If you have significant American Funds or American Legacy/(R)/ holdings, you may not be eligible to invest in Class B or C shares (or their corresponding 529 share classes). Specifically, you may not purchase Class B or 529-B shares if you are eligible to purchase Class A or 529-A shares at the $100,000 or higher sales charge discount rate, and you may not purchase Class C or 529-C shares if you are eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e., at net asset value). See "Sales charge reductions and waivers" below and the statement of additional information for more information regarding sales charge discounts.

                                       19

New World Fund / Prospectus


VALUING SHARES
The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock
Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund's securities that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.
MOVING BETWEEN SHARE CLASSES

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes.

                                       20

                                                    New World Fund / Prospectus

Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                              SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------

 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none      see below
 investments described below
------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

EXCEPT AS PROVIDED BELOW, INVESTMENTS IN CLASS A SHARES OF $1 MILLION OR MORE
MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF THE SHARES ARE SOLD
WITHIN ONE YEAR OF PURCHASE. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

                                       21

New World Fund / Prospectus


.. investments in Class A shares made by endowments or foundations with $50 million or more in assets;
.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived A share program with the American Funds; and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" below for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).
Transfers from certain 529 plans to plans managed by the American Funds organization will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Please see the statement of additional information for more information.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies.
Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS
 Many employer-sponsored retirement plans are eligible to purchase Class R shares. Eligible plans and Class R shares are described in more detail in the fund's retirement plan prospectus.

 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions and waivers." Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table above.

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

CLASS B AND C SHARES

Class B and C shares are sold without any initial sales charge. American Funds
Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

                                       22

                                                    New World Fund / Prospectus

For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES

YEAR OF REDEMPTION:                1    2    3    4    5    6     7+
----------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE:  5%   4%   4%   3%   2%   1%    0%

For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase.

Any contingent deferred sales charge paid by you on investments in Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See
"Contingent deferred sales charge waivers" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.
AUTOMATIC CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

CLASS 529-E AND CLASS F SHARES

Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

                                       23

New World Fund / Prospectus


Sales charge reductions and waivers

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds. To have your Class A, B or C contingent deferred sales charge waived, you must let your adviser or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.
IN ADDITION TO THE INFORMATION BELOW, YOU MAY OBTAIN MORE INFORMATION ABOUT
SALES CHARGE REDUCTIONS AND WAIVERS THROUGH A LINK ON THE HOME PAGE OF THE
AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL
INFORMATION OR FROM YOUR FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE
Consistent with the policies described in this prospectus, you and your
"immediate family" (your spouse -- or equivalent if recognized under local law
-- and your children under the age of 21) may combine all of your American Funds and American Legacy investments to reduce your Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s)
 and/or certain other accounts, such as:
 . trust accounts established by the above individuals (please see the statement of additional information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased);

 . solely controlled business accounts; and

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuity contracts and variable life insurance policies, to qualify for a reduced Class A sales charge.

                                       24

                                                    New World Fund / Prospectus

 RIGHTS OF ACCUMULATION
 You may take into account your accumulated holdings in all share classes of the
 American Funds to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (excluding capital appreciation) less any withdrawals. Please see the statement of additional information for details. You should retain any records necessary to substantiate the historical amounts you have invested.

 In addition, you may also take into account the current value of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies to determine your Class A sales charge. If you make a gift of shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your
 American Funds and American Legacy accounts.

 STATEMENT OF INTENTION
 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of American Funds non-money market funds you intend to make over a 13-month period (including purchases of various American Legacy individual variable annuity contracts and variable life insurance policies) to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" above for more information.

RIGHT OF REINVESTMENT

Please see "How to sell shares" below for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

                                       25

New World Fund / Prospectus


.. redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

.. for 529 share classes only, redemptions due to a beneficiary's death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

.. redemptions due to the complete termination of a trust upon the death of the trustor/ grantor or beneficiary, but only if such termination is specifically provided for in the trust document;

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for more information about waivers regarding these types of transactions):

 -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and
 -- if you have established a systematic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

                                       26

                                                    New World Fund / Prospectus

Rollovers from retirement plans to IRAs
Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to
Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and
.. rollovers to IRAs that are attributable to American Funds investments, if they meet all of the following three requirements:

 -- the retirement plan from which assets are being rolled over is part of an
    American Funds proprietary retirement plan program (such as PlanPremier,/(R)/
    Recordkeeper Direct/(R)/ or Recordkeeper Connect/(R)/) or is a plan whose participant subaccounts are serviced by American Funds Service Company;

 -- the plan's assets were invested in American Funds at the time of distribution; and

 -- the plan's assets are rolled over to an American Funds IRA with Capital Bank and Trust Company as custodian.
IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information if invested in Class A shares.

TRANSFERS TO IRAS

Transfers to IRAs that are attributable to American Funds investments held in
SIMPLE IRAs, SEPs or SARSEPs will not be subject to a sales charge if invested in Class A shares.

                                       27

New World Fund / Prospectus


Plans of distribution
The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .30% for Class A shares; up to .50% for Class 529-A shares; up to 1.00% for Class B, 529-B, C and 529-C shares; up to .75% for Class 529-E shares; and up to .50% for Class F and 529-F shares. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for
Class A shares.

                                       28

                                                    New World Fund / Prospectus

Other compensation to dealers
American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers (or their affiliates) who have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2006, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the
American Funds.

                                       29

New World Fund / Prospectus


How to sell shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

  -- over $75,000;

  -- made payable to someone other than the registered shareholder(s); or
  -- sent to an address other than the address of record or to an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American
   FundsLine/(R)/ and americanfunds.com) are limited to $75,000 per American
   Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.
If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally
10 business days).

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption made during the contingent deferred sales charge period will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated

                                       30

                                                    New World Fund / Prospectus

net asset value after your request is received and accepted by American Funds
Service Company. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares." This paragraph does not apply to rollover investments as described under "Rollovers from retirement plans to
IRAs."

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET
Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American
Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service
Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

                                       31

New World Fund / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS
The fund intends to distribute dividends to you, usually in December.

Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.
Dividends and capital gain distributions for 529 share classes will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gain distributions you receive from the fund will be subject to federal income tax and may also be subject to state or local taxes --
unless you are exempt from taxation.
For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. Some or all of your dividends may be eligible for a reduced tax rate if you meet a holding period requirement. The fund's distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

TAXES ON TRANSACTIONS
Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF 529 SHARES SHOULD
REFER TO THE APPLICABLE PROGRAM DESCRIPTION FOR MORE INFORMATION REGARDING THE
TAX CONSEQUENCES OF SELLING 529 SHARES.

                                       32

                                                    New World Fund / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                 INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/

                                                                     Net
                                                                gains (losses)
                                      Net asset                 on securities
                                       value,        Net        (both realized    Total from
                                      beginning   investment         and          investment
                                      of period     income       unrealized)      operations
-----------------------------------------------------------------------------------------------

CLASS A:
Year ended 10/31/2006                  $36.32       $.93           $11.02          $11.95
Year ended 10/31/2005                   29.68        .68             6.51            7.19
Year ended 10/31/2004                   25.60        .47             4.20            4.67
Year ended 10/31/2003                   18.90        .39             6.56            6.95
Year ended 10/31/2002                   19.04        .34              .07             .41
-----------------------------------------------------------------------------------------------
CLASS B:
Year ended 10/31/2006                   35.71        .59            10.84           11.43
Year ended 10/31/2005                   29.23        .42             6.42            6.84
Year ended 10/31/2004                   25.29        .25             4.14            4.39
Year ended 10/31/2003                   18.69        .22             6.50            6.72
Year ended 10/31/2002                   18.82        .16              .09             .25
-----------------------------------------------------------------------------------------------
CLASS C:
Year ended 10/31/2006                   35.42        .57            10.75           11.32
Year ended 10/31/2005                   29.03        .40             6.37            6.77
Year ended 10/31/2004                   25.18        .24             4.11            4.35
Year ended 10/31/2003                   18.66        .21             6.48            6.69
Year ended 10/31/2002                   18.76        .12              .12             .24
-----------------------------------------------------------------------------------------------
CLASS F:
Year ended 10/31/2006                   36.13        .92            10.97           11.89
Year ended 10/31/2005                   29.54        .67             6.47            7.14
Year ended 10/31/2004                   25.52        .46             4.17            4.63
Year ended 10/31/2003                   18.88        .38             6.54            6.92
Year ended 10/31/2002                   18.98        .28              .12             .40
-----------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 10/31/2006                  $36.19       $.92           $10.97          $11.89
Year ended 10/31/2005                   29.59        .67             6.48            7.15
Year ended 10/31/2004                   25.56        .46             4.18            4.64
Year ended 10/31/2003                   18.89        .40             6.54            6.94
Period from 2/19/2002 to 10/31/2002     21.19        .14            (2.44)          (2.30)
-----------------------------------------------------------------------------------------------
CLASS 529-B:
Year ended 10/31/2006                   35.58        .53            10.81           11.34
Year ended 10/31/2005                   29.15        .36             6.41            6.77
Year ended 10/31/2004                   25.25        .20             4.14            4.34
Year ended 10/31/2003                   18.79        .19             6.48            6.67
Period from 2/26/2002 to 10/31/2002     21.20        .02            (2.43)          (2.41)
-----------------------------------------------------------------------------------------------
CLASS 529-C:
Year ended 10/31/2006                   35.60        .54            10.81           11.35
Year ended 10/31/2005                   29.17        .37             6.40            6.77
Year ended 10/31/2004                   25.28        .21             4.14            4.35
Year ended 10/31/2003                   18.79        .19             6.50            6.69
Period from 2/25/2002 to 10/31/2002     21.15        .04            (2.40)          (2.36)
-----------------------------------------------------------------------------------------------
CLASS 529-E:
Year ended 10/31/2006                   36.00        .77            10.91           11.68
Year ended 10/31/2005                   29.46        .56             6.45            7.01
Year ended 10/31/2004                   25.46        .36             4.18            4.54
Year ended 10/31/2003                   18.86        .31             6.53            6.84
Period from 3/22/2002 to 10/31/2002     22.57        .10            (3.81)          (3.71)
-----------------------------------------------------------------------------------------------
CLASS 529-F:
Year ended 10/31/2006                   36.15        .98            10.97           11.95
Year ended 10/31/2005                   29.53        .68             6.47            7.15
Year ended 10/31/2004                   25.54        .43             4.18            4.61
Year ended 10/31/2003                   18.90        .39             6.52            6.91
Period from 9/17/2002 to 10/31/2002     19.44         --/7/          (.54)           (.54)

                                      Dividends
                                      (from net     Net asset
                                      investment  value, end of    Total
                                       income)       period      return/3/
----------------------------------------------------------------------------

CLASS A:
Year ended 10/31/2006                   $(.73)       $47.54        33.37%
Year ended 10/31/2005                    (.55)        36.32        24.50
Year ended 10/31/2004                    (.59)        29.68        18.51
Year ended 10/31/2003                    (.25)        25.60        37.19
Year ended 10/31/2002                    (.55)        18.90         1.95
----------------------------------------------------------------------------
CLASS B:
Year ended 10/31/2006                    (.52)        46.62        32.33
Year ended 10/31/2005                    (.36)        35.71        23.57
Year ended 10/31/2004                    (.45)        29.23        17.58
Year ended 10/31/2003                    (.12)        25.29        36.12
Year ended 10/31/2002                    (.38)        18.69         1.17
----------------------------------------------------------------------------
CLASS C:
Year ended 10/31/2006                    (.54)        46.20        32.27
Year ended 10/31/2005                    (.38)        35.42        23.52
Year ended 10/31/2004                    (.50)        29.03        17.53
Year ended 10/31/2003                    (.17)        25.18        36.10
Year ended 10/31/2002                    (.34)        18.66         1.15
----------------------------------------------------------------------------
CLASS F:
Year ended 10/31/2006                    (.73)        47.29        33.38
Year ended 10/31/2005                    (.55)        36.13        24.46
Year ended 10/31/2004                    (.61)        29.54        18.44
Year ended 10/31/2003                    (.28)        25.52        37.10
Year ended 10/31/2002                    (.50)        18.88         1.95
----------------------------------------------------------------------------
CLASS 529-A:
Year ended 10/31/2006                   $(.73)       $47.35        33.32%
Year ended 10/31/2005                    (.55)        36.19        24.45
Year ended 10/31/2004                    (.61)        29.59        18.43
Year ended 10/31/2003                    (.27)        25.56        37.18
Period from 2/19/2002 to 10/31/2002        --         18.89       (10.85)
----------------------------------------------------------------------------
CLASS 529-B:
Year ended 10/31/2006                    (.48)        46.44        32.14
Year ended 10/31/2005                    (.34)        35.58        23.38
Year ended 10/31/2004                    (.44)        29.15        17.41
Year ended 10/31/2003                    (.21)        25.25        35.86
Period from 2/26/2002 to 10/31/2002        --         18.79       (11.37)
----------------------------------------------------------------------------
CLASS 529-C:
Year ended 10/31/2006                    (.50)        46.45        32.19
Year ended 10/31/2005                    (.34)        35.60        23.38
Year ended 10/31/2004                    (.46)        29.17        17.43
Year ended 10/31/2003                    (.20)        25.28        35.90
Period from 2/25/2002 to 10/31/2002        --         18.79       (11.16)
----------------------------------------------------------------------------
CLASS 529-E:
Year ended 10/31/2006                    (.64)        47.04        32.87
Year ended 10/31/2005                    (.47)        36.00        24.02
Year ended 10/31/2004                    (.54)        29.46        18.07
Year ended 10/31/2003                    (.24)        25.46        36.64
Period from 3/22/2002 to 10/31/2002        --         18.86       (16.44)
----------------------------------------------------------------------------
CLASS 529-F:
Year ended 10/31/2006                    (.74)        47.36        33.55
Year ended 10/31/2005                    (.53)        36.15        24.49
Year ended 10/31/2004                    (.62)        29.53        18.33
Year ended 10/31/2003                    (.27)        25.54        37.01
Period from 9/17/2002 to 10/31/2002        --         18.90        (2.78)

                                                      Ratio of     Ratio of
                                                      expenses     expenses
                                                     to average   to average
                                                     net assets   net assets
                                       Net assets,     before        after      Ratio of net
                                         end of         reim-        reim-         income
                                         period      bursements/  bursements/    to average
                                      (in millions)    waivers    waivers/4/     net assets
---------------------------------------------------------------------------------------------

CLASS A:
Year ended 10/31/2006                    $7,791        1.06%       1.00%         2.19%
Year ended 10/31/2005                     4,195        1.18         1.12           2.00
Year ended 10/31/2004                     2,212        1.23         1.22           1.68
Year ended 10/31/2003                     1,528        1.31         1.31           1.86
Year ended 10/31/2002                     1,071        1.34         1.34           1.65
---------------------------------------------------------------------------------------------
CLASS B:
Year ended 10/31/2006                       332        1.85         1.79           1.40
Year ended 10/31/2005                       170        1.94         1.88           1.24
Year ended 10/31/2004                        89        2.01         2.00            .91
Year ended 10/31/2003                        52        2.10         2.10           1.05
Year ended 10/31/2002                        29        2.15         2.15            .78
---------------------------------------------------------------------------------------------
CLASS C:
Year ended 10/31/2006                       532        1.89         1.83           1.36
Year ended 10/31/2005                       246        1.98         1.92           1.21
Year ended 10/31/2004                        96        2.04         2.03            .89
Year ended 10/31/2003                        39        2.12         2.12            .99
Year ended 10/31/2002                        13        2.14         2.14            .61
---------------------------------------------------------------------------------------------
CLASS F:
Year ended 10/31/2006                       673        1.07         1.01           2.18
Year ended 10/31/2005                       336        1.19         1.14           1.98
Year ended 10/31/2004                       162        1.27         1.26           1.65
Year ended 10/31/2003                        71        1.35         1.35           1.77
Year ended 10/31/2002                        23        1.38         1.38           1.35
---------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 10/31/2006                    $  171        1.09%       1.03%         2.15%
Year ended 10/31/2005                        76        1.21         1.15           1.97
Year ended 10/31/2004                        31        1.27         1.26           1.65
Year ended 10/31/2003                        13        1.30         1.30           1.87
Period from 2/19/2002 to 10/31/2002           5        1.47/5/      1.47/5/         .99/5/
---------------------------------------------------------------------------------------------
CLASS 529-B:
Year ended 10/31/2006                        22        1.97         1.90           1.28
Year ended 10/31/2005                        11        2.09         2.04           1.09
 Year ended 10/31/2004                        6        2.17         2.17            .74
 Year ended 10/31/2003                        3        2.27         2.27            .89
 Period from 2/26/2002 to 10/31/2002          1        2.25/5/      2.25/5/         .14/5/
---------------------------------------------------------------------------------------------
CLASS 529-C:
Year ended 10/31/2006                        43        1.96         1.89           1.29
Year ended 10/31/2005                        20        2.08         2.02           1.11
 Year ended 10/31/2004                        8        2.16         2.15            .76
 Year ended 10/31/2003                        4        2.24         2.24            .90
 Period from 2/25/2002 to 10/31/2002          1        2.21/5/      2.21/5/         .26/5/
CLASS 529-E:
Year ended 10/31/2006                        10        1.43         1.37           1.82
Year ended 10/31/2005                         4        1.55         1.49           1.65
 Year ended 10/31/2004                        2        1.62         1.61           1.31
 Year ended 10/31/2003                        1        1.69         1.69           1.47
 Period from 3/22/2002 to 10/31/2002         --/6/     1.66/5/      1.66/5/         .78/5/
CLASS 529-F:
Year ended 10/31/2006                         8         .93          .87           2.31
Year ended 10/31/2005                         4        1.17         1.11           2.02
 Year ended 10/31/2004                        2        1.37         1.36           1.54
 Year ended 10/31/2003                        1        1.43         1.43           1.74
 Period from 9/17/2002 to 10/31/2002         --/6/      .17          .17             --/8/

                                       33

New World Fund / Prospectus


(The Financial Highlights table continues on the following page.)

                                                       New World Fund / Prospectus

                                       34


                                          YEAR ENDED OCTOBER 31
                           2006        2005        2004        2003         2002
------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       30%         26%         20%         30%          32%
OF SHARES

/1/ Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
/2/ Based on average shares outstanding.
/3/ Total returns exclude all sales charges, including contingent deferred sales charges.
/4/ The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. See the
    Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus and the fund's annual report for more information.
/5/ Annualized.
/6/ Amount less than $1 million.
/7/ Amount less than $.01.
/8/ Amount less than .01%.

New World Fund / Prospectus

                                       35

NOTES

                                                    New World Fund / Prospectus

                                       36


[LOGO - American Funds/R/]               The right choice for the long term/(R)/

FOR SHAREHOLDER SERVICES       American Funds Service Company
                               800/421-0180
FOR RETIREMENT PLAN SERVICES   Call your employer or plan administrator
FOR DEALER SERVICES            American Funds Distributors
                               800/421-9900
FOR 529 PLANS                  American Funds Service Company
                               800 /421-0180, ext. 529
FOR 24-HOUR INFORMATION        American FundsLine
                               800/325-3590
                               americanfunds.com

Telephone calls you have with the American Funds organization may be monitored or recorded for quality assurance, verification and/or recordkeeping purposes. By speaking with us on the telephone, you are giving your consent to such monitoring and recording.
----------------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies, and the independent registered public accounting firm's report (in the annual report).
PROGRAM DESCRIPTIONS  Program descriptions for 529 programs managed by the
American Funds organization contain additional information about the policies and services related to 529 plan accounts.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS  The current SAI, as amended from time to time, contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC
(202/551-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F Street, NE, Washington,
DC 20549. The current SAI and shareholder reports are also available, free of charge, on americanfunds.com.

HOUSEHOLD MAILINGS  Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or applicable program description, please call American
Funds Service Company at 800/421-0180 or write to the Secretary of the fund at
333 South Hope Street, Los Angeles, California 90071.

[recycle bug logo]

Printed on recycled paper
MFGEPR-936-0107P Litho in USA CGD/MC/8017          Investment Company File No. 811-09105

-----------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management       Capital International
Capital Guardian      Capital Bank and Trust


[LOGO - American Funds/R/]                   The right choice for the long term/(R)/

New World Fund/SM/

 PROSPECTUS
 ADDENDUM

 January 1, 2007

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


Class R-5 shares of New World Fund are available to certain clients of the
Personal Investment Management group of Capital Guardian Trust Company./SM//
/Accordingly, for these shareholders, the following information should be read in conjunction with the prospectus for this fund.

Fees and expenses of the fund -- pages 5-6

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                     CLASS R-5
-------------------------------------------------------------------------------

 Maximum initial sales charge on purchases (as a percentage of         none
 offering price)
-------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends                           none
-------------------------------------------------------------------------------
 Maximum contingent deferred sales charge                              none
-------------------------------------------------------------------------------
 Redemption or exchange fees                                            none

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                  CLASS R-5
--------------------------------------------------------------

 Management fees/1/                                 0.63%
--------------------------------------------------------------
 Distribution and/or service (12b-1) fees            none
--------------------------------------------------------------
 Other expenses/2/                                  0.18
--------------------------------------------------------------
 Total annual fund operating expenses/1/            0.81

/1/ The fund's investment adviser is currently waiving 10% of its management fee.
    The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Expenses shown above do not reflect any waiver.
    Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus addendum and in the fund's annual report.
/2/ A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                         1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------

 Class R-5                $83     $259     $450      $1,002
-------------------------------------------------------------


Purchase and exchange of shares -- pages 17-20

PURCHASE OF CLASS R-5 SHARES

Class R-5 shares of the fund are available to certain clients of the Personal
Investment Management group of Capital Guardian Trust Company. Please contact
Capital Guardian Trust Company if you wish to purchase Class R-5 shares of the fund.

Sales charges -- pages 21-23

CLASS R-5 SHARES

Class R-5 shares are sold without any initial or contingent deferred sales charge. In addition, no compensation is paid to investment dealers on sales of
Class R-5 shares.


Financial highlights/1/ -- pages 33-35

The Financial Highlights table is intended to help you understand the fund's results. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte &
Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                 INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/

                                                                     Net
                                                                gains (losses)
                                      Net asset                 on securities
                                       value,        Net        (both realized    Total from
                                      beginning   investment         and          investment
                                      of period     income       unrealized)      operations
-----------------------------------------------------------------------------------------------

CLASS R-5:
 Year ended 10/31/2006                 $36.43       $1.04          $11.05          $12.09
 Year ended 10/31/2005                  29.76         .78            6.51            7.29
 Year ended 10/31/2004                  25.66         .55            4.20            4.75
 Year ended 10/31/2003                  18.93         .46            6.57            7.03
 Period from 5/15/2002 to 10/31/2002    23.05         .12           (4.24)          (4.12)

                                      Dividends
                                      (from net     Net asset
                                      investment  value, end of   Total
                                       income)       period      return
--------------------------------------------------------------------------

CLASS R-5:
 Year ended 10/31/2006                  $(.81)       $47.71       33.72%
 Year ended 10/31/2005                   (.62)        36.43       24.83
 Year ended 10/31/2004                   (.65)        29.76       18.83
 Year ended 10/31/2003                   (.30)        25.66       37.60
 Period from 5/15/2002 to 10/31/2002       --         18.93      (17.87)

                                                      Ratio of     Ratio of
                                                      expenses     expenses
                                                     to average   to average
                                                     net assets   net assets
                                       Net assets,     before        after      Ratio of net
                                         end of         reim-        reim-         income
                                         period      bursements/  bursements/    to average
                                      (in millions)    waivers    waivers/3/     net assets
---------------------------------------------------------------------------------------------

CLASS R-5:
 Year ended 10/31/2006                    $350           .81%         .75%         2.44%
 Year ended 10/31/2005                     187           .89          .84          2.28
 Year ended 10/31/2004                      87           .95          .94          1.96
 Year ended 10/31/2003                      45          1.01         1.01          2.15
 Period from 5/15/2002 to 10/31/2002        27           .46          .46           .62

                                          YEAR ENDED OCTOBER 31
                           2006        2005        2004        2003         2002
------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       30%         26%         20%         30%          32%
OF SHARES

/1/ Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
/2/ Based on average shares outstanding.
/3/ The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. See the
    Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus addendum and the fund's annual report for more information.


                              NEW WORLD FUND, INC.

                                     Part B
                      Statement of Additional Information
                              January 1, 2007

This document is not a prospectus but should be read in conjunction with the current prospectus or retirement plan prospectus of New World Fund, Inc. (the
"fund" or "NWF") dated January 1, 2007. You may obtain a prospectus from your financial adviser or by writing to the fund at the following address:

                              New World Fund, Inc.
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                  213/486-9200
Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder's investment dealer or retirement plan recordkeeper. Please see your financial adviser, investment dealer, plan recordkeeper or employer for more information.

Item                                                                  Page no.
----                                                                  --------

Financial statements

                            New World Fund -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

GENERAL

..    The fund will invest at least 35% of its assets in equity and debt securities of companies based primarily in qualified countries with developing economies and/or markets.

EQUITY SECURITIES

..    The fund may invest its assets in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of its assets or revenues (generally
     20% or more) is attributable to developing countries.

DEBT SECURITIES

..    The fund may invest up to 25% of its assets in nonconvertible debt securities, including government bonds and securities rated Ba or below by
     Moody's Investors Service (Moody's) and BB or below by Standard & Poor's
     Corporation (S&P) or unrated but determined to be of equivalent quality, of issuers primarily based in qualified countries with developing economies and/or markets, or of issuers that the fund's investment adviser determines have a significant portion of their assets or revenues (generally 20% or more) attributable to developing countries. The fund will generally purchase debt securities considered consistent with its objective of long-term capital appreciation.

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objective, strategies and risks."

EQUITY SECURITIES -- Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks and may also include securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. The prices of these securities can also be adversely affected by the outcome of financial contracts (such as derivatives) held by third parties relating to various assets or indices.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund's ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

                            New World Fund -- Page 2

The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

INVESTING IN SMALLER CAPITALIZATION STOCKS -- The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $3.5 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited markets or financial resources, may be dependent for management on one or a few key persons and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.

INVESTING IN VARIOUS COUNTRIES -- Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product ("GDP") and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of developing countries have been more volatile than the markets of developed countries, reflecting the greater uncertainties of investing in less established markets and economies. In particular, developing countries may have less stable governments; may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets; and may have less protection of property rights than more developed countries. The economies of developing countries may be reliant on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from high and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

In determining where an issuer of a security is based, the Investment Adviser may consider such factors as where the company is legally organized, maintains its principal corporate offices and/or conducts its principal operations.

Additional costs could be incurred in connection with the fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

                            New World Fund -- Page 3

CERTAIN RISK FACTORS RELATED TO DEVELOPING COUNTRIES
     CURRENCY FLUCTUATIONS -- The fund's investments may be valued in currencies other than the U.S. dollar. Certain developing countries' currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the fund's securities holdings would generally depreciate and vice versa. Consistent with its investment objective, the fund can engage in certain currency transactions to hedge against currency fluctuations. See "Currency Transactions" below.

     GOVERNMENT REGULATION -- The political, economic and social structures of certain developing countries may be more volatile and less developed than those in the United States. Certain developing countries lack uniform accounting, auditing and financial reporting standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.
     Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing market countries. While the fund will only invest in markets where these restrictions are considered acceptable, a country could impose new or additional repatriation restrictions after the fund's investment. If this happened, the fund's response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the fund's liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be available to the fund due to foreign shareholders already holding the maximum amount legally permissible.

     While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the fund's investments.

     LESS DEVELOPED SECURITIES MARKETS -- Developing countries may have less well-developed securities markets and exchanges. These markets have lower trading volumes than the securities markets of more developed countries.
     These markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.
     SETTLEMENT RISKS -- Settlement systems in developing countries are generally less well organized than developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the fund may be in

                            New World Fund -- Page 4

     jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the
     "counterparty") through whom the transaction is effected might cause the fund to suffer a loss. The fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced.
     However, there can be no certainty that the fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the substance or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the fund.

     INVESTOR INFORMATION -- The fund may encounter problems assessing investment opportunities in certain developing securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the fund's investment adviser will seek alternative sources of information, and to the extent the investment adviser may not be satisfied with the sufficiency of the information obtained with respect to a particular market or security, the fund will not invest in such market or security.

     TAXATION -- Taxation of dividends and capital gains received by non-residents varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the fund could in the future become subject to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

     LITIGATION -- The fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against non-U.S. resident individuals and companies.

     FRAUDULENT SECURITIES -- Securities purchased by the fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the fund.

LOAN PARTICIPATIONS -- The fund may invest, subject to its overall limitation on debt securities, in loan participations, typically made by a syndicate of banks to governmental or corporate borrowers for a variety of purposes. The underlying loans to developing market governmental borrowers may be in default and may be subject to restructuring under the Brady Plan. The underlying loans may be secured or unsecured, and will vary in term and legal structure. When purchasing such instruments, the fund may assume the credit risks associated with the original bank lender as well as the credit risks associated with the borrower.
Investment in loan participations presents the possibility that in the United
States, the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral, and could bear the costs and liabilities of owning and disposing of the collateral. Loan participations are generally not rated by major rating agencies, may not be protected by securities laws and are often considered to be illiquid.

CURRENCY TRANSACTIONS -- The fund may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract

                            New World Fund -- Page 5

agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.

Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the fund for U.S.
federal income tax purposes.

WARRANTS AND RIGHTS -- The fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

DEBT SECURITIES -- Debt securities are used by issuers to borrow money.
Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a specified time period. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by
S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.

Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that would adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations.
     Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. The prices of these securities can be adversely affected by the outcome of financial contracts (such as derivatives) held by third parties relating to various assets or indices.

                            New World Fund -- Page 6

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities.
     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund's portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing
so.

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stocks automatically convert into common stocks and some may be subject to redemption at the option of the issuer at a predetermined price. The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities. These securities may be treated as debt for fund investment limit purposes.

Convertible bonds, convertible preferred stocks and other securities may sometimes be converted, or may automatically convert, into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

U.S. GOVERNMENT OBLIGATIONS -- U.S. government obligations are securities backed by the full faith and credit of the U.S. government. U.S. government obligations include the following types of securities:

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES BACKED BY "FULL FAITH AND CREDIT" -- The
     securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include the Government National Mortgage Association (Ginnie Mae),
     the Veterans Administration (VA), the Federal Housing Administration

                            New World Fund -- Page 7

     (FHA), the Export-Import Bank (Exim Bank), the Overseas Private Investment
     Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small
     Business Administration (SBA).
OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation
(Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee
Valley Authority and Federal Farm Credit Bank System.

FORWARD COMMITMENT, WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position
(because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

CASH AND CASH EQUIVALENTS -- These include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits
(asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e)
corporate bonds and notes that mature, or that may be redeemed, in one year or less.

RESTRICTED OR ILLIQUID SECURITIES -- The fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the "1933 Act"), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration

                            New World Fund -- Page 8

and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.

A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. The fund's portfolio turnover rates for the fiscal years ended October 31, 2006 and 2005 were 30% and 26%, respectively.
See "Financial highlights" in the prospectus for the fund's annual portfolio turnover rate for each of the last five fiscal years.

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS
FUNDAMENTAL POLICIES -- The fund has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the
Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the outstanding voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

1.   The fund may not borrow money or securities, except for temporary or emergency purposes in an amount not exceeding 33-1/3% of its total assets.

2.   The fund may not make loans, if, as a result, more than 33-1/3% of its total assets would be lent to other parties (this limitation does not apply to purchases of debt securities, repurchase agreements or loans of portfolio securities).

3.   The fund may not invest 25% or more of its assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S.
government, its agencies or instrumentalities).

                            New World Fund -- Page 9

4.   The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, such as real estate investment trusts).

5.   The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

6.   The fund may not engage in the business of underwriting securities of other issuers, except to the extent that the purchase or disposal of an investment position may technically constitute the fund as an underwriter as that term is defined under the Securities Act of 1933.

7.   The fund may not issue senior securities, except as permitted under the
Investment Company Act of 1940.

In addition, the fund will not change its subclassification from a diversified to non-diversified company except as permitted under the Investment Company Act of 1940.

NONFUNDAMENTAL POLICIES -- The following nonfundamental policies may be changed without shareholder approval:

1.   The fund may not with respect to 75% of its total assets, invest more than
5% of its assets in securities of any one issuer or acquire more than 10% of the voting securities of any one issuer. These limitations do not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

2.   The fund may not invest more than 15% of its net assets in securities which are not readily marketable.

3.   The fund may not purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, and provided that the fund may make margin payments in connection with purchases or sales of futures contracts or of options on futures contracts.

4.   The fund may not engage in short sales except to the extent it owns or has the right to obtain securities equivalent in kind and amount to those sold short.

5.   The fund may not invest in other companies for the purpose of exercising control or management.

6.   The fund may not invest more than 5% of its total assets in the securities of other managed investment companies; such investments shall be limited to 3%
of the voting stock of any investment company, provided, however, that investment in the open market of a closed-end investment company where no more than customary brokers' commissions are involved and investment in connection with a merger, consolidation, acquisition or reorganization shall not be prohibited by this restriction.

                           New World Fund -- Page 10

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS

"INDEPENDENT" DIRECTORS/1/

 NAME, AGE AND                                                 NUMBER OF
 POSITION WITH FUND                                          PORTFOLIOS/3/
 (YEAR FIRST ELECTED AS A        PRINCIPAL OCCUPATION(S)       OVERSEEN      OTHER DIRECTORSHIPS/4/ HELD
 DIRECTOR/2/)                    DURING PAST FIVE YEARS       BY DIRECTOR            BY DIRECTOR
----------------------------------------------------------------------------------------------------------

 Elisabeth Allison, 60         Partner, ANZI, Ltd.                 3         Color Kinetics, Inc.
 Director (1999)               (transactional work
                               specializing in joint
                               ventures and strategic
                               alliances); Business
                               negotiator, Harvard Medical
                               School
----------------------------------------------------------------------------------------------------------
 Vanessa C.L. Chang, 54        Director, EL & EL                   3         None
 Director (2005)               Investments (real estate);
                               former President and CEO,
                               ResolveItNow.com
                               (insurance-related Internet
                               company); former Senior
                               Vice President, Secured
                               Capital Corporation (real
                               estate investment bank);
                               former Partner, KPMG LLP
                               (independent registered
                               public accounting firm)
----------------------------------------------------------------------------------------------------------
 Robert A. Fox, 69             Managing General Partner,           7         Chemtura Corporation
 Director (1999)               Fox Investments LP;
                               corporate director; retired
                               President and CEO, Foster
                               Farms (poultry producer)
----------------------------------------------------------------------------------------------------------
 Jae H. Hyun, 57               Chairman of the Board, Tong         3         Tong Yang Investment Bank;
 Director (2005)               Yang Major Corp. (holding                     Tong Yang Magic Inc.;
                               company of Tong Yang Group                    Tong Yang Major Corp.;
                               companies)                                    Tong Yang Systems Corp.
----------------------------------------------------------------------------------------------------------
 Koichi Itoh, 66               Executive Chairman of the           5         None
 Director (1999)               Board, Itoh Building Co.,
                               Ltd. (building management);
                               former President,
                               Autosplice KK (electronics)
----------------------------------------------------------------------------------------------------------
 William H. Kling, 64          President, American Public          8         Irwin Financial Corporation
 Director (1999)               Media Group
----------------------------------------------------------------------------------------------------------
 John G. McDonald, 69          Stanford Investors                  8         iStar Financial, Inc.;
 Director (1999)               Professor, Graduate School                    Plum Creek Timber Co.;
                               of Business, Stanford                         Scholastic Corporation;
                               University                                    Varian, Inc.
----------------------------------------------------------------------------------------------------------
 William I. Miller, 50         Chairman of the Board and           3         Cummins, Inc.
 Chairman of the Board         CEO, Irwin Financial
 (Independent and              Corporation
 Non-Executive) (1999)
----------------------------------------------------------------------------------------------------------
 Alessandro Ovi, 62            Publisher and Editor,               3         Assicurazioni Generali;
 Director (2001)               Technology Review;                            Guala Closures SpA;
                               President, TechRev.srl;                       Korn & Ferry Europe
                               former Special Advisor to                     (Advisory Board);
                               the President of the                          ST Microelectronics;
                               European Commission; former                   Telecom Italia Media
                               CEO, Tecnitel (subsidiary
                               of a telecommunications
                               company)
----------------------------------------------------------------------------------------------------------
 Kirk P. Pendleton, 67         Chairman of the Board and           6         None
 Director (1999)               CEO, Cairnwood, Inc.
                               (venture capital
                               investment)
----------------------------------------------------------------------------------------------------------
 Rozanne L. Ridgway, 71        Director of companies;              3         Boeing;
 Director (2005)               Chair (non-executive),                        3M Corporation;
                               Baltic-American Enterprise                    Emerson Electric;
                               Fund; former co-chair,                        Manpower, Inc.;
                               Atlantic Council of the                       Sara Lee Corporation
                               United States
----------------------------------------------------------------------------------------------------------

                           New World Fund -- Page 11

"INTERESTED" DIRECTORS/5,6/

                                   PRINCIPAL OCCUPATION(S)
                                    DURING PAST FIVE YEARS
 NAME, AGE AND                          AND POSITIONS              NUMBER OF
 POSITION WITH FUND             HELD WITH AFFILIATED ENTITIES    PORTFOLIOS/3/
 (YEAR FIRST ELECTED AS A        OR THE PRINCIPAL UNDERWRITER      OVERSEEN      OTHER DIRECTORSHIPS/4/ HELD
 DIRECTOR/OFFICER/2/)                    OF THE FUND              BY DIRECTOR            BY DIRECTOR
-------------------------------------------------------------------------------------------------------------

 Gina H. Despres, 65            Senior Vice President, Capital         4         None
 Vice Chairman of the Board     Research and Management
 (1999)                         Company; Senior Vice
                                President, Capital Strategy
                                Research, Inc.*
-------------------------------------------------------------------------------------------------------------
 Robert W. Lovelace, 44         Senior Vice President and              1         None
 President and Director         Director, Capital Research and
 (1999)                         Management Company; Chairman
                                of the Board, Capital Research
                                Company*; Director, The
                                Capital Group Companies, Inc.*
--------------------------------------------------------------------------------------------------------------

                           New World Fund -- Page 12

OTHER OFFICERS/6/

 NAME, AGE AND
 POSITION WITH FUND          PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 (YEAR FIRST ELECTED AS       AND POSITIONS HELD WITH AFFILIATED ENTITIES
 AN OFFICER/2/)                 OR THE PRINCIPAL UNDERWRITER OF THE FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

 Mark E. Denning, 49      Director, Capital Research and Management Company;
 Senior Vice President    Senior Vice President, Capital Research Company*
 (1999)
-------------------------------------------------------------------------------
 David C. Barclay, 50     Senior Vice President, Capital Research and
 Vice President (1999)    Management Company; Director, The Capital Group
                          Companies, Inc.*
-------------------------------------------------------------------------------
 Michael J. Downer, 51    Vice President and Secretary, Capital Research and
 Vice President (2003)    Management Company; Director, American Funds
                          Distributors, Inc.*; Director, Capital Bank and
                          Trust Company*
-------------------------------------------------------------------------------
 Bradford F. Freer, 37    Vice President, Capital Research Company*
 Vice President (2006)
-------------------------------------------------------------------------------
 Alwyn Heong, 46          Senior Vice President and Director, Capital Research
 Vice President (1999)    Company*
-------------------------------------------------------------------------------
 Carl M. Kawaja, 42       Senior Vice President, Capital Research Company*;
 Vice President (1999)    Director, Capital International Asset Management*;
                          Director, Capital International, Inc.*
-------------------------------------------------------------------------------
 Vincent P. Corti, 50     Vice President - Fund Business Management Group,
 Secretary (1999)         Capital Research and Management Company
-------------------------------------------------------------------------------
 R. Marcia Gould, 52      Vice President - Fund Business Management Group,
 Treasurer (1999)         Capital Research and Management Company
-------------------------------------------------------------------------------
 Jennifer M. Buchheim,    Vice President - Fund Business Management Group,
 33                       Capital Research and Management Company
 Assistant Treasurer
 (2005)
-------------------------------------------------------------------------------

* Company affiliated with Capital Research and Management Company.
/1/ An "independent" director refers to a director who is not an "interested person" within the meaning of the 1940 Act.
/2/ Directors and officers of the fund serve until their resignation, removal or retirement.
/3/ Funds managed by Capital Research and Management Company, including the
    American Funds, American Funds Insurance Series,(R) which is comprised of 15 funds and serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, which is comprised of two portfolios and whose shareholders are limited to certain nonprofit organizations.
/4/ This includes all directorships (other than those in the American Funds) that are held by each director as a director of a public company or a registered investment company.
/5/ "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and
    Management Company, or affiliated entities (including the fund's principal underwriter).
/6/ All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET,
55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: SECRETARY.

                           New World Fund -- Page 13

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2005

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------

 "INDEPENDENT" DIRECTORS
-------------------------------------------------------------------------------
 Elisabeth Allison             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Vanessa C.L. Chang          $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 Robert A. Fox                 Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Jae H. Hyun                 $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 Koichi Itoh                 $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 William H. Kling              Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 John G. McDonald              Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 William I. Miller             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Alessandro Ovi              $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 Kirk P. Pendleton             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Rozanne L. Ridgway          $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 Gina H. Despres             $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 Robert W. Lovelace            Over $100,000               Over $100,000
-------------------------------------------------------------------------------

/1/ Ownership disclosure is made using the following ranges: None; $1 - $10,000;
    $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. The amounts listed for "interested" directors include shares owned through The Capital Group
    Companies, Inc. retirement plan and 401(k) plan.
DIRECTOR COMPENSATION -- No compensation is paid by the fund to any officer or director who is a director, officer or employee of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of other funds (in each case referred to as a "board cluster"). The fund typically pays each independent director an annual fee, which ranges from $10,000 to $20,000, based primarily on the total number of board clusters on which that independent director serves.

In addition, the fund generally pays independent directors attendance fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

Independent directors also receive attendance fees for certain joint meetings and information sessions with directors and trustees of other funds advised by the investment adviser. The fund and the other funds served by each independent director each pay an equal portion of these attendance fees.

                           New World Fund -- Page 14

No pension or retirement benefits are accrued as part of fund expenses.
Independent directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent directors.

DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED OCTOBER 31, 2006

                                                                                                       TOTAL COMPENSATION (INCLUDING
                                                                             AGGREGATE COMPENSATION        VOLUNTARILY DEFERRED
                                                                             (INCLUDING VOLUNTARILY          COMPENSATION/1/)
                                                                            DEFERRED COMPENSATION/1/)    FROM ALL FUNDS MANAGED BY
                                   NAME                                           FROM THE FUND            CAPITAL RESEARCH AND
-------------------------------------------------------------------------------------------------------         MANAGEMENT
                                                                                                       COMPANY OR ITS AFFILIATES/2/
                                                                                                       -----------------------------

 Elisabeth Allison                                                                   $29,668                     $115,000
------------------------------------------------------------------------------------------------------------------------------------
 Vanessa C.L. Chang                                                                   29,668                      115,000
------------------------------------------------------------------------------------------------------------------------------------
 Robert A. Fox/3/                                                                     26,242                      251,500
------------------------------------------------------------------------------------------------------------------------------------
 Jae H. Hyun                                                                          20,000                       84,000
------------------------------------------------------------------------------------------------------------------------------------
 Koichi Itoh/3/                                                                       23,000                      147,500
------------------------------------------------------------------------------------------------------------------------------------
 William H. Kling                                                                     22,857                      224,833
------------------------------------------------------------------------------------------------------------------------------------
 John G. McDonald/3/                                                                  21,688                      330,000
------------------------------------------------------------------------------------------------------------------------------------
 William I. Miller/3/                                                                 34,498                      127,500
------------------------------------------------------------------------------------------------------------------------------------
 Alessandro Ovi/3/                                                                    25,668                      101,000
------------------------------------------------------------------------------------------------------------------------------------
 Kirk P. Pendleton/3/                                                                 26,517                      226,000
------------------------------------------------------------------------------------------------------------------------------------
 Rozanne L. Ridgway/3/                                                                29,666                      115,000
------------------------------------------------------------------------------------------------------------------------------------

/1/ Amounts may be deferred by eligible directors under a nonqualified deferred compensation plan adopted by the fund in 1999. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the directors. Compensation shown in this table for the fiscal year ended October 31, 2006 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.
/2/ Funds managed by Capital Research and Management Company, including the
    American Funds, American Funds Insurance Series,(R) which is comprised of 15 funds and serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, which is comprised of two portfolios and whose shareholders are limited to certain nonprofit organizations.
/3/ Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2006 fiscal year for participating directors is as follows: Robert A. Fox
    ($263,434), Koichi Itoh ($275,668), John G. McDonald ($161,951), William I.
    Miller ($128,827), Alessandro Ovi ($25,349), Kirk P. Pendleton ($281,951) and
    Rozanne L. Ridgway ($58,679). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the directors.

As of December 1, 2006, the officers and directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

FUND ORGANIZATION AND THE BOARD OF DIRECTORS -- The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on November 13, 1998. Although the board of directors has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's board, which meets periodically and performs duties required by applicable state and federal laws.

                           New World Fund -- Page 15

Under Maryland law, the business affairs of a fund are managed under the direction of the board of directors, and all powers of the fund are exercised by or under the authority of the board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each director to perform his/her duties as a director, including his/her duties as a member of any board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.

Members of the board who are not employed by the investment adviser or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of directors and set forth in the fund's rule 18f-3 Plan. Each class'
shareholders have exclusive voting rights with respect to the respective class'
rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that CollegeAmerica/(R)/
account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's Class 529 shares, the Virginia College Savings Plan/SM/ will vote any proxies relating to such fund shares.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.

The fund's articles of incorporation and by-laws as well as separate indemnification agreements that the fund has entered into with independent directors provide in effect that, subject to certain conditions, the fund will indemnify its officers and directors against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, directors are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

COMMITTEES OF THE BOARD OF DIRECTORS -- The fund has an audit committee comprised of Elisabeth Allison, Vanessa C.L. Chang,  Robert A. Fox, Kirk P.
Pendleton and Rozanne L. Ridgway, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The committee acts as a liaison between the fund's independent registered public accounting firm and the full board of directors. Four audit committee meetings were held during the 2006 fiscal year.

                           New World Fund -- Page 16

The fund has a governance and contracts committee comprised of Elisabeth
Allison, Vanessa C.L. Chang, Robert A. Fox, Jae H. Hyun, Koichi Itoh, William H.
Kling, John G. McDonald, William I. Miller, Alessandro Ovi, Kirk P. Pendleton
and Rozanne L. Ridgway, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service
Agreement, Principal Underwriting Agreement, Administrative Services Agreement
and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of directors on these matters. One governance and contracts committee meeting was held during the 2006 fiscal year.

The fund has a nominating committee comprised of Jae H. Hyun, Koichi Itoh,
William H. Kling, John G. McDonald and Alessandro Ovi, none of whom is an
"interested person" of the fund within the meaning of the 1940 Act. The committee periodically reviews such issues as the board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. The committee also evaluates, selects and nominates independent director candidates to the full board of directors. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the fund, addressed to the fund's secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. One nominating committee meeting was held during the 2006 fiscal year.

PROXY VOTING PROCEDURES AND GUIDELINES -- The fund and its investment adviser have adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the fund, other American Funds, Endowments and
American Funds Insurance Series. Certain American Funds have established separate proxy voting committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by a committee of the investment adviser under authority delegated by those funds' boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee

                           New World Fund -- Page 17

may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Guidelines, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180, (b) on the American
Funds website at americanfunds.com and (c) on the SEC's website at sec.gov.

The following summary sets forth the general positions of the American Funds,
Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website.

     DIRECTOR MATTERS -- The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.
     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

PRINCIPAL FUND SHAREHOLDERS -- The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the

                           New World Fund -- Page 18

opening of business on December 1, 2006. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Edward D. Jones & Co.                               Class A        18.23%
 201 Progress Parkway                                Class B        11.20
 Maryland Heights, MO 63043-3009
----------------------------------------------------------------------------
 Citigroup Global Markets, Inc.                      Class C        10.74
 333 W. 34th Street
 New York, NY 10001-2402
----------------------------------------------------------------------------
 MLPF&S                                              Class C         8.32
 4800 Deer Lake Drive East, Floor 2
 Jacksonville, FL 32246-6484
----------------------------------------------------------------------------
 Charles Schwab & Co., Inc.                          Class F         8.13
 101 Montgomery Street
 San Francisco, CA 94104-4151
----------------------------------------------------------------------------
 RBC Dain Rauscher, Inc.                             Class R-1      21.35
 10831 Summitview Road
 Yakima, WA 98908-8703
----------------------------------------------------------------------------
 Raymond James & Associates, Inc.                    Class R-1       6.20
 880 Carillon Parkway
 St. Petersburg, FL 33716-1100
----------------------------------------------------------------------------
 JP Morgan Chase                                     Class R-4       7.04
 P.O. Box 419692
 Kansas City, MO 64141-6692
----------------------------------------------------------------------------
 CB&T Trustee                                        Class R-4       5.03
 8515 Orchard Road, #2T2
 Greenwood Village, CO 80111-5002
----------------------------------------------------------------------------
 Fidelity Investments Institutional Operations Co.   Class R-5      34.63
 100 Magellan Way
 Covington, KY 41015-1999
----------------------------------------------------------------------------
 CGTC                                                Class R-5      29.63
 400 S. Hope Street, Floor 22
 Los Angeles, CA 90071-2801
----------------------------------------------------------------------------
 UBS Financial Services, Inc.                        Class R-5       6.55
 P.O. Box 92994
 Chicago, IL 60675-2994
----------------------------------------------------------------------------

INVESTMENT ADVISER -- Capital Research and Management Company, the fund's investment adviser, founded in 1931, maintains research facilities in the United
States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London,
Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333
South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard,
Brea, CA 92821. It is a wholly owned subsidiary of The Capital Group Companies,
Inc., a holding company for several investment management subsidiaries. The investment adviser manages equity assets for the American Funds through two divisions. These

                           New World Fund -- Page 19

divisions generally function separately from each other with respect to investment research activities and they make investment decisions for the funds on a separate basis.

POTENTIAL CONFLICTS OF INTEREST -- The investment adviser has adopted policies and procedures that address conflicts of interest that may arise between a portfolio counselor's management of the fund and his or her management of other funds and accounts. Potential areas of conflict could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, personal investing activities, portfolio counselor compensation and voting relating to portfolio securities. The investment adviser has adopted policies and procedures that it believes are reasonably designed to address these conflicts. However, there is no guarantee that such policies and procedures will be effective or that the investment adviser will anticipate all potential conflicts of interest.

COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage. Portfolio counselors and investment analysts may also make investment decisions for other mutual funds advised by
Capital Research and Management Company.

Portfolio counselors and investment analysts are paid competitive salaries by
Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual's portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns to relevant benchmarks over both the most recent year and a four-year rolling average, with the greater weight placed on the four-year rolling average. For portfolio counselors, benchmarks may include measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company also separately compensates analysts for the quality of their research efforts. The benchmarks against which New World Fund portfolio counselors are measured include: MSCI All Country World Index; Lipper Global
Funds Index; Lipper Emerging Markets Funds Index; JP Morgan Emerging Markets
Bond Index Global; and MSCI Emerging Markets Index.

PORTFOLIO COUNSELOR FUND HOLDINGS AND OTHER MANAGED ACCOUNTS -- As described below, portfolio counselors may personally own shares of the fund. In addition, portfolio counselors may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

THE FOLLOWING TABLE REFLECTS INFORMATION AS OF OCTOBER 31, 2006:

                           New World Fund -- Page 20

                                            NUMBER             NUMBER
                                           OF OTHER           OF OTHER           NUMBER
                                          REGISTERED           POOLED           OF OTHER
                                          INVESTMENT         INVESTMENT         ACCOUNTS
                                       COMPANIES (RICS)   VEHICLES (PIVS)         THAT
                                             THAT               THAT           PORTFOLIO
                                           PORTFOLIO         PORTFOLIO         COUNSELOR
                       DOLLAR RANGE        COUNSELOR         COUNSELOR          MANAGES
                         OF FUND            MANAGES           MANAGES          (ASSETS OF
     PORTFOLIO            SHARES        (ASSETS OF RICS   (ASSETS OF PIVS    OTHER ACCOUNTS
     COUNSELOR           OWNED/1/       IN BILLIONS)/2/   IN BILLIONS)/3/   IN BILLIONS)/4/
----------------------------------------------------------------------------------------------

 Robert W.                 Over           3      $228.7      1      $0.58         None
 Lovelace               $1,000,000
----------------------------------------------------------------------------------------------
 Mark E. Denning        $100,001 -        6      $333.0      2      $0.07         None
                         $500,000
----------------------------------------------------------------------------------------------
 David C. Barclay          Over           4      $198.8      5      $1.37      12      $2.95
                        $1,000,000
----------------------------------------------------------------------------------------------
 Alwyn W. Heong         $500,001 -        2      $177.6         None              None
                        $1,000,000
----------------------------------------------------------------------------------------------
 Carl M. Kawaja         $500,001 -        4      $305.3      1      $0.58         None
                        $1,000,000
----------------------------------------------------------------------------------------------

/1/ Ownership disclosure is made using the following ranges: None; $1 - $10,000;
    $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 -
    $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
/2/ Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not indicative of the total assets managed by the individual, which is a substantially lower amount. No fund has an advisory fee that is based on the performance of the fund.
/3/ Represents funds advised or sub-advised by Capital Research and Management
    Company and sold outside the United States and/ or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital
    Group International, Inc., an affiliate of Capital Research and Management
    Company. Assets noted are the total net assets of the funds or accounts and are not indicative of the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.
/4/ Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.
INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service
Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until December 31, 2007, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The
Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).

                           New World Fund -- Page 21

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's plans of distribution (described below); legal and auditing expenses;
compensation, fees and expenses paid to independent directors; association dues;
costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

As compensation for its services, the investment adviser receives a monthly fee that is accrued daily, calculated at the annual rate of 0.85% on the first $500 million of the fund's net assets, 0.77% on net assets between $500 million and
$1 billion, 0.71% on net assets from $1 billion to $1.5 billion, 0.66% on net assets from $1.5 billion to $2.5 billion, 0.62% on net assets from $2.5 billion to $4 billion, 0.58% on net assets from $4 billion to $6.5 billion, 0.54% on net assets from $6.5 billion to $10.5 billion, and 0.51% on net assets in excess of
$10.5 billion.

The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any related regulations, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to
Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.

For the fiscal years ended October 31, 2006, 2005 and 2004, the investment adviser was entitled to receive from the fund management fees of $50,537,000,
27,569,000 and $16,931,000, respectively. After giving effect to the management fee waiver described below, the fund paid the investment adviser management fees of $ 45,483,000 (a reduction of $5,054,000), $25,295,000 (a reduction of
$2,274,000) and $16,772,000 (a reduction of $159,000) for the fiscal years ended
October 31, 2006, 2005 and 2004, respectively.

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreement. Beginning April 1, 2005, this waiver increased to 10% of the management fees that the investment adviser is otherwise entitled to receive. As a result of this waiver, management fees are reduced similarly for all classes of shares of the fund.

ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the
"Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C, F, R and 529 shares will continue in effect until
December 31, 2007, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal

                           New World Fund -- Page 22

has been specifically approved at least annually by the vote of a majority of directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent directors. The investment adviser has the right to terminate the
Administrative Agreement upon 60 days' written notice to the fund. The
Administrative Agreement automatically terminates in the event of its assignment
(as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class
C and F shares, and all Class R and 529 shares. The investment adviser contracts with third parties, including American Funds Service Company, the fund's
Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties providing such services. For Class R-1, R-2 and R-3 shares, the investment adviser has agreed to pay a portion of the fees payable under the
Administrative Agreement that would otherwise have been paid by the fund. For the year ended October 31, 2006, the total fees paid by the investment adviser were $151,000.

As compensation for its services, the investment adviser receives transfer agent fees for transfer agent services provided to the fund's Class C, F, R and 529 shares. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American
Funds Service Company. The investment adviser also receives an administrative services fee at the annual rate of up to 0.15% of the average daily net assets for Class C, F, R (excluding Class R-5 shares) and 529 shares for administrative services provided to these share classes. Administrative services fees are paid monthly and accrued daily. The investment adviser uses a portion of this fee to compensate third parties for administrative services provided to the fund. Of the remainder, the investment adviser does not retain more than 0.05% of the average daily net assets for each applicable share class. For Class R-5 shares, the administrative services fee is calculated at the annual rate of up to 0.10%
of the average daily net assets. This fee is subject to the same uses and limitations described above.

During the 2006 fiscal year, administrative services fees, gross of any payments made by the investment adviser, were:

                                               ADMINISTRATIVE SERVICES FEE
--------------------------------------------------------------------------------

                CLASS C                                 $743,000
--------------------------------------------------------------------------------
                CLASS F                                  586,000
--------------------------------------------------------------------------------
              CLASS 529-A                                148,000
--------------------------------------------------------------------------------
              CLASS 529-B                                 26,000
--------------------------------------------------------------------------------
              CLASS 529-C                                 46,000
--------------------------------------------------------------------------------
              CLASS 529-E                                  8,000
--------------------------------------------------------------------------------
              CLASS 529-F                                  7,000
--------------------------------------------------------------------------------
               CLASS R-1                                  15,000
--------------------------------------------------------------------------------
               CLASS R-2                                 477,000
--------------------------------------------------------------------------------
               CLASS R-3                                 196,000
--------------------------------------------------------------------------------
               CLASS R-4                                  41,000
--------------------------------------------------------------------------------
               CLASS R-5                                 277,000
--------------------------------------------------------------------------------

                           New World Fund -- Page 23

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds Distributors,
Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los
Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 15370
Barranca Parkway, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX
78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin
Hood Road, Norfolk, VA 23513.

The Principal Underwriter receives revenues from sales of the fund's shares. For
Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B and 529-B shares, the Principal Underwriter sells the rights to the 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B and
529-B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B and 529-B shares.
For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C and 529-C shares. For Class
529-E shares, the fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers. For Class F and 529-F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F and 529-F shares. For Class R-1, R-2, R-3 and R-4 shares, the fund pays the
Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class R-1, R-2, R-3 and R-4 shares.

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                 COMMISSIONS,        ALLOWANCE OR
                                                                     REVENUE          COMPENSATION
                                            FISCAL YEAR/PERIOD  OR FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------------------

                 CLASS A                          2006            $8,334,000          $36,983,000
                                                  2005             4,253,000           18,745,000
                                                  2004             1,585,000            6,908,000
-----------------------------------------------------------------------------------------------------
                 CLASS B                          2006               387,000            2,920,000
                                                  2005               182,000            1,484,000
                                                  2004               123,000              988,000
-----------------------------------------------------------------------------------------------------
                 CLASS C                          2006                     0            2,069,000
                                                  2005                     0            1,078,000
                                                  2004                     0              458,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-A                        2006               299,000            1,377,000
                                                  2005               167,000              764,000
                                                  2004                75,000              341,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-B                        2006                23,000              146,000
                                                  2005                17,000               99,000
                                                  2004                14,000               82,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-C                        2006                     0              128,000
                                                  2005                     0               77,000
                                                  2004                     0               35,000
-----------------------------------------------------------------------------------------------------

                           New World Fund -- Page 24

The fund has adopted plans of distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans
(together with the Principal Underwriting Agreement) have been approved by the full board of directors and separately by a majority of the independent directors of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential
benefits of the Plans to the fund include quality shareholder services; savings to the fund in transfer agency costs; and benefits to the investment process from growth or stability of assets. The selection and nomination of independent directors are committed to the discretion of the independent directors during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the board of directors.

Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's board of directors has approved the category of expenses for which payment is being made: (a) for Class A shares, up

                           New World Fund -- Page 25

to 0.30% of the average daily net assets attributable to Class A shares; (b) for
Class 529-A shares, up to 0.50% of the average daily net assets attributable to
Class 529-A shares; (c) for Class B and 529-B shares, up to 1.00% of the average daily net assets attributable to Class B and 529-B shares, respectively; (d) for
Class C and 529-C shares, up to 1.00% of the average daily net assets attributable to Class C and 529-C shares, respectively; (e) for Class 529-E shares, up to 0.75% of the average daily net assets attributable to Class 529-E shares; (f) for Class F and 529-F shares, up to 0.50% of the average daily net assets attributable to Class F and 529-F shares, respectively; (g) for Class R-1 shares, up to 1.00% of the average daily net assets attributable to Class R-1 shares; (h) for Class R-2 shares, up to 1.00% of the average daily net assets attributable to Class R-2 shares; (i) for Class R-3 shares, up to 0.75% of the average daily net assets attributable to Class R-3 shares; and (j) for Class R-4 shares, up to 0.50% of the average daily net assets attributable to Class R-4 shares. The fund has not adopted a Plan for Class R-5 shares; accordingly, no
12b-1 fees are paid from Class R-5 share assets.

For Class A and 529-A shares: (a) up to 0.25% is reimbursed to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to the amount allowable under the fund's Class
A and 529-A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A and 529-A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with
100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets -- "no load purchases"). Commissions on no load purchases of Class A and 529-A shares in excess of the Class A and 529-A plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters, these commissions are not recoverable.

For Class B and 529-B shares: (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.

For Class C and 529-C shares: (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class 529-E shares: currently (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class F and 529-F shares: currently up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.

For Class R-1 shares: (a) up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.75% is paid to the Principal Underwriter for distribution-related expenses, including commissions paid to qualified dealers.

                           New World Fund -- Page 26

For Class R-2 shares: currently (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class R-3 shares: currently (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class R-4 shares: currently up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.

As of the end of the 2006 fiscal year, total 12b-1 expenses, and the portion of the expenses that remained unpaid, were:

                                                                        12B-1 UNPAID LIABILITY
                                                 12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------------------------

                 CLASS A                          $14,272,000                 $1,834,000
------------------------------------------------------------------------------------------------
                 CLASS B                            2,630,000                    315,000
------------------------------------------------------------------------------------------------
                 CLASS C                            4,130,000                    644,000
------------------------------------------------------------------------------------------------
                 CLASS F                            1,295,000                    253,000
------------------------------------------------------------------------------------------------
               CLASS 529-A                            202,000                     36,000
------------------------------------------------------------------------------------------------
               CLASS 529-B                            170,000                     21,000
------------------------------------------------------------------------------------------------
               CLASS 529-C                            317,000                     54,000
------------------------------------------------------------------------------------------------
               CLASS 529-E                             36,000                      7,000
------------------------------------------------------------------------------------------------
               CLASS 529-F                                  0                          0
------------------------------------------------------------------------------------------------
                CLASS R-1                              69,000                     17,000
------------------------------------------------------------------------------------------------
                CLASS R-2                             595,000                    127,000
------------------------------------------------------------------------------------------------
                CLASS R-3                             344,000                     72,000
------------------------------------------------------------------------------------------------
                CLASS R-4                              66,000                     14,000
------------------------------------------------------------------------------------------------

OTHER COMPENSATION TO DEALERS -- As of January 2006, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

     A. G. Edwards & Sons, Inc.
     AIG Advisors Group:
           Advantage Capital
           AIG Financial Advisors
           FSC
           Royal Alliance

                           New World Fund -- Page 27

     American General Securities Inc.
     Ameritas Investment Corp.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc.
     Cambridge Investment Research, Inc.
     Capital Analysts, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Deutsche Bank Securities Inc.
     Edward Jones
     Ferris, Baker Watts, Inc.
     Genworth Financial Securities Corp.
     Hefren-Tillotson, Inc.
     Hornor, Townsend & Kent, Inc.
     ING Advisors Network Inc.:
           Bancnorth Investment Group
           Financial Network
           ING Financial Advisors
           ING Financial Partners
           Multi - Financial
          Primevest
     InterSecurities, Inc./Transamerica Financial Advisors, Inc.
     Investacorp, Inc.
     Janney Montgomery Scott LLC
     Jefferson Pilot Securities Corporation
     JJB Hilliard, WL Lyons, Inc./PNC Bank
     Legg Mason Wood Walker, Inc.
     Lincoln Financial Advisors Corporation
     McDonald Investments Inc./Society National Bank
     Merrill Lynch, Pierce, Fenner & Smith Inc.
     Metlife Enterprises
     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     Morgan Stanley DW
     NatCity Investment, Inc.
     National Planning Holdings Inc.:
          Invest
           Investment Centers of America
           National Planning Corp
           SII Investments
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC.
     Pacific Select Group, LLC:
           Associated Securities
           Contemporary Financial
              Mutual Service Corporation
              United Planners
          Waterstone
     Park Avenue Securities LLC
     Piper Jaffray & Co.

                           New World Fund -- Page 28

     Princor Financial Services
     ProEquities, Inc.
     Raymond James Financial Services/Raymond James & Associates
     RBC Dain Rauscher Inc.
     Robert W. Baird & Co. Inc.
     Securian Financial Services/C.R.I. Securities Inc.
     Securities Service Network Inc.
     Signator Investors, Inc.
     Smith Barney
     Stifel, Nicolaus & Company, Inc.
     The O.N. Equity Sales Company
     UBS Financial Services Inc.
     US Bancorp Investments, Inc.
     Wachovia Securities

                      EXECUTION OF PORTFOLIO TRANSACTIONS

As described in the prospectus, the investment adviser places orders with broker-dealers for the fund's portfolio transactions. Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

Brokerage commissions paid on portfolio transactions, including investment dealer concessions on underwritings, if applicable, for the fiscal years ended
October 31, 2006, 2005 and 2004 amounted to $16,297,000, $7,997,000 and
$4,219,000, respectively. With respect to fixed-income securities, brokerage commissions include explicit investment dealer concessions and may exclude other transaction costs which may be reflected in the spread between the bid and asked price. The increase in brokerage commissions paid since 2004 is attributable to growth in the sale of the fund's shares since 2004, which led the fund to purchase additional securities for its portfolio, thereby increasing brokerage commissions paid.

The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (b) one of the
10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or
(c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year.

At the end of the fund's most recent fiscal year, the fund's regular broker-dealers included Citigroup Global Markets Inc. As of the fund's most recent fiscal year-end, the fund held equity securities of Citigroup Inc. in the amount of $16,051,000.

                           New World Fund -- Page 29

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The fund's investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund's board of directors and compliance will be periodically assessed by the board in connection with reporting from the fund's Chief Compliance Officer.

Under these policies and procedures, the fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website approximately 45 days after the end of the calendar quarter. In addition, the fund's list of top 10 equity portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be posted on the American Funds website no earlier than the tenth day after such month. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website.
The fund's custodian, outside counsel and auditor, each of which require portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier.

Affiliated persons of the fund as described above who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements to maintain the confidentiality of such information, preclear securities trades and report securities transactions activity, as applicable.
Third party service providers of the fund receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the American Funds website), such persons may be bound by agreements (including confidentiality agreements)
that restrict and limit their use of the information to legitimate business uses only. Neither the fund nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund's investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund's portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website
(other than to certain fund service providers for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

                           New World Fund -- Page 30

                                PRICE OF SHARES
Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer
Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer
Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day;
Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial Day;
Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management
Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

1.    Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. The pricing services base bond prices on, among other things, an evaluation of the yield curve as of approximately 3:00 p.m. New York time. The fund's investment adviser performs certain checks on these prices prior to calculation of the fund's net asset value.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded prin-

                           New World Fund -- Page 31

cipally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the fund's board. Subject to board oversight, the fund's board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund's investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. The valuation committee considers all indications of value available to it in determining the fair value to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to investing substantial portions of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these fund's net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S.
stock markets).

2.   Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

                           New World Fund -- Page 32

3.   Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the
Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and
(ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer; two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses; or the securities of certain publicly traded partnerships.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the
"distributed amount" for such calendar year. The term "required distribution"
means the sum of (a) 98% of ordinary income (generally net investment income)
for the calendar year, (b) 98% of capital gain (both long-term and short-term)
for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and
(c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term
"distributed amount" generally means the sum of (a) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.

                           New World Fund -- Page 33

The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account.
Please see your tax adviser for more information.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS -- Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.

Distributions of investment company taxable income and net realized capital gains to  shareholders will be taxable whether received in shares or in cash, unless such shareholders are exempt from taxation. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date. Dividends and capital gain distributions by the fund to a tax-deferred retirement plan account are not taxable currently.

     DIVIDENDS -- The fund intends to follow the practice of distributing substantially all of its investment company taxable income. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses. To the extent the fund invests in stock of domestic and certain foreign corporations and meets the applicable holding period requirement, it may receive "qualified dividends". The fund will designate the amount of "qualified dividends" to its shareholders in a notice sent within 60 days of the close of its fiscal year and will report "qualified dividends" to shareholders on Form 1099-DIV.
     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the

                           New World Fund -- Page 34

     fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.

     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.

     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund may be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends that so qualifies. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law, and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.

     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount
     (imputed income) will comprise a part of the investment company taxable income of the fund that must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.

     The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may affect the tax character and amount of income required to be recognized by a fund holding the bond. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

     Dividend and interest income received by the fund from sources outside the
     United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the
     United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

     CAPITAL GAIN DISTRIBUTIONS -- The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry forward of the fund.

                           New World Fund -- Page 35

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.

SHAREHOLDER TAXATION -- In January of each year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

     DIVIDENDS -- Fund dividends are taxable to shareholders as ordinary income.
     All or a portion of a fund's dividend distribution may be a "qualified dividend." If the fund meets the applicable holding period requirement, it will distribute dividends derived from qualified corporation dividends to shareholders as qualified dividends. Interest income from bonds and money market instruments and nonqualified foreign dividends will be distributed to shareholders as nonqualified fund dividends. The fund will report on
     Form 1099-DIV the amount of each shareholder's dividend that may be treated as a qualified dividend. If a shareholder meets the requisite holding period requirement, qualified dividends are taxable at a maximum rate of
     15%.

     CAPITAL GAINS -- Distributions of the excess of net long-term capital gains over net short-term capital losses that the fund properly designates as
     "capital gain dividends" generally will be taxable as long-term capital gain. Regardless of the length of time the shares of the fund have been held by a shareholder, a capital gain distribution by the fund is subject to a maximum tax rate of 15%. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

The fund may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries (such taxes relate primarily to investment income). The fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.

                           New World Fund -- Page 36

Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder's tax basis in the new shares purchased.

The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the
Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt
U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and residents and
U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

                           New World Fund -- Page 37

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C
OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F
SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE APPLICABLE PROGRAM
DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO
THESE ACCOUNTS. SHAREHOLDERS HOLDING SHARES THROUGH AN ELIGIBLE RETIREMENT PLAN
SHOULD CONTACT THEIR PLAN'S ADMINISTRATOR OR RECORDKEEPER FOR INFORMATION
REGARDING PURCHASES, SALES AND EXCHANGES.

                        PURCHASE AND EXCHANGE OF SHARES
PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:

     CONTACTING YOUR FINANCIAL ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- for initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application.
     Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent account statement and mailing the form, along with a check made payable to the fund, using the envelope provided with your account statement.
     The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use any of the following addresses:

           American Funds
           8332 Woodfield Crossing Blvd.
           Indianapolis, IN 46240-2482

           American Funds
           3500 Wiseman Blvd.
           San Antonio, TX 78251-4321

           American Funds
           5300 Robin Hood Rd.
           Norfolk, VA  23513-2407

     BY TELEPHONE -- using the American FundsLine. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY INTERNET -- using americanfunds.com. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           ABA Routing No. 121000248
           Account No. 4600-076178

                           New World Fund -- Page 38

     Your bank should include the following information when
                    wiring funds:

           For credit to the account of:
           American Funds Service Company
           (fund's name)

           For further credit to:
           (shareholder's fund account number)
           (shareholder's name)

     You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.
The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's board.

Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. Class R-5 shares are also available to clients of the
Personal Investment Management group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum. In addition, the American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. The fund and the Principal Underwriter reserve the right to reject any purchase order.

PURCHASE MINIMUMS AND MAXIMUMS -- All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

     .    Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

     .     Employer-sponsored CollegeAmerica accounts.

The following account types may be established without meeting the initial purchase minimum:

     .     Retirement accounts that are funded with employer contributions; and

     .     Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

                           New World Fund -- Page 39

     .    Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or
          (d) required minimum distribution automatic exchanges; and

     .    American Funds money market fund accounts registered in the name of clients of Capital Guardian Trust Company's Personal Investment
          Management group.

Certain accounts held on the fund's books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and statement of additional information.  However, in the case where the entity maintaining these accounts aggregates the accounts' purchase orders for fund shares, such accounts are not required to meet the minimum amount for subsequent purchases.

EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of The Cash Management
Trust of America may be made to Class B or C shares of other American Funds for dollar cost averaging purposes. Exchanges from Class A shares of The Cash
Management Trust of America to Class B or C shares of Intermediate Bond Fund of
America, Limited Term Tax-Exempt Bond Fund of America and Short-Term Bond Fund
of America are not permitted. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American
FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see
"Shareholder account services and privileges" below. THESE TRANSACTIONS HAVE THE
SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

Shares held in employer-sponsored retirement plans may be exchanged into other
American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" above).

FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund's "purchase blocking policy." Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions.

                           New World Fund -- Page 40

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds - for example, short-term trading activity in multiple funds. When identified, American Funds
Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

MOVING BETWEEN SHARE CLASSES

     AUTOMATIC CONVERSIONS -- As described more fully in the prospectus, Class
     B, 529-B and C shares automatically convert to Class A, 529-A and F shares, respectively, after a certain period from the purchase date.

     MOVING FROM CLASS B TO CLASS A SHARES -- Under the right of reinvestment policy as described in the prospectus, if you redeem Class B shares during the contingent deferred sales charge period, you may reinvest the proceeds in Class A shares without paying a Class A sales charge if you notify
     American Funds Service Company and the reinvestment occurs within 90 days after the date of redemption. If you redeem your Class B shares after the contingent deferred sales charge period, you may either reinvest the proceeds in Class B shares or purchase Class A shares. If you purchase
     Class A shares, you are responsible for paying any applicable Class A sales charges.

     MOVING FROM CLASS C TO CLASS A SHARES -- If you redeem Class C shares and with the redemption proceeds purchase Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

     MOVING FROM CLASS F TO CLASS A SHARES -- You can redeem Class F shares held in a qualified fee-based program and with the redemption proceeds purchase
     Class A shares without paying an initial Class A sales charge if all of the following are met: (a) you are leaving or have left the fee-based program,
     (b) you have held the Class F shares in the program for at least one year, and (c) you notify American Funds Service Company and purchase the Class A shares within 90 days after redeeming the Class F shares.

     MOVING FROM CLASS A TO CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to redeem your Class A shares and with the redemption proceeds purchase Class F shares for the program, any Class A sales charges (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

                                 SALES CHARGES

CLASS A PURCHASES

     PURCHASES BY CERTAIN 403(B) PLANS

     Individual 403(b) plans may be treated similarly to employer-sponsored plans for Class A sales charge purposes (i.e., individual participant accounts are eligible to be aggregated together) if: (a) the American Funds are principal investment options; (b) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment

                           New World Fund -- Page 41

     meetings held during working hours; and (c) there is only one dealer firm assigned to the plans.

     OTHER PURCHASES

     Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund
     Administration Unit, or by his or her designee, Class A shares of the
     American Funds stock, stock/bond and bond funds may be sold at net asset value to:

     (1)  current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

     (2)  currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees
          (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the
          Eligible Persons or the spouses, children or parents of the Eligible
          Persons are listed in the account registration with the
          parents-in-law) of dealers who have sales agreements with the
          Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (3)  currently registered investment advisers ("RIAs") and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively,
          "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (4)  companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)  insurance company separate accounts;

     (6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7)  The Capital Group Companies, Inc., its affiliated companies and
          Washington Management Corporation;

     (8)  an individual or entity with a substantial business relationship with
          The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

                           New World Fund -- Page 42

     (9)  wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The
          Capital Group Companies, Inc.; and

     (10) full-time employees of banks that have sales agreements with the
          Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.
     TRANSFERS TO COLLEGEAMERICA -- A transfer from the Virginia Prepaid
     Education Program/SM/ or the Virginia Education Savings Trust/SM/ to a
     CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments
(other than IRA rollover assets that roll over at no sales charge under the fund's IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares.
Additional information about Class A sales charge reductions is provided below.

     STATEMENT OF INTENTION -- By establishing a statement of intention (the
     "Statement"), you enter into a nonbinding commitment to purchase shares of
     American Funds non-money market funds over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once.

     The market value of your existing holdings eligible to be aggregated (see below) as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

                           New World Fund -- Page 43

     The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchases must be made will remain unchanged. Purchases made from the date of revision will receive the reduced sales charge, if any, resulting from the revised Statement.

     The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser may be required to remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder's account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Principal Underwriter for the balance still outstanding.

     Certain payroll deduction retirement plans purchasing Class A shares under a Statement on or before November 12, 2006, may continue to purchase Class
     A shares at the sales charge determined by that particular Statement until the plans' values reach the amounts specified in their Statements. Upon reaching such amounts, the Statements for these plans will be deemed completed and will terminate at that time. After such termination, these plans are eligible for additional sales charge reductions by meeting the criteria under the fund's rights of accumulation policy.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:
     .    individual-type employee benefit plans, such as an IRA, individual
          403(b) plan (see exception in "Purchases by certain 403(b) plans"
          under "Sales charges") or single-participant Keogh-type plan;

     .    business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);
     .    trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor's death the trust account may be aggregated with such beneficiary's own accounts; for trusts with multiple primary

                           New World Fund -- Page 44

          beneficiaries, upon the trustor's death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary; each primary beneficiary's separate trust account may then be aggregated with such beneficiary's own accounts);

     .    endowments or foundations established and controlled by you or your immediate family; or

     .    529 accounts, which will be aggregated at the account owner level
          (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .    for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .    made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

     .    for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .    for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations; or
     .    for individually established participant accounts of a 403(b) plan that is treated similarly to an employer-sponsored plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" above), or made for two or more such 403(b) plans that are treated similarly to employer-sponsored plans for sales charge purposes, in each case of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your
     Class A sales charge by combining purchases of all classes of shares in the
     American Funds, as well as individual holdings in Endowments, American
     Legacy variable annuity contracts and variable life insurance policies.
     Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded.
     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as your holdings in
     Endowments, to determine your sales charge on investments in accounts eligible to be aggregated. Subject to your investment

                           New World Fund -- Page 45

     dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings
     (the "market value") or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the "cost value"). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name are not eligible for calculation at cost value and instead will be calculated at market value for purposes of rights of accumulation.

     The value of all of your holdings in accounts established in calendar year
     2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial adviser or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.
     When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also take into account the market value (as of the end of the week prior to your
     American Funds investment) of your individual holdings in various American
     Legacy variable annuity contracts and variable life insurance policies. An employer-sponsored retirement plan may also take into account the market value of its investments in American Legacy Retirement Investment Plans.
     Direct purchases of American Funds money market funds are excluded. If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and American Legacy accounts.

CDSC WAIVERS FOR CLASS A, B AND C SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or postpurchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below)
annually (the "12% limit"):

     .    Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     .    Redemptions through a systematic withdrawal plan (SWP) (see "Automatic withdrawals" under "Shareholder account services and privileges"
          below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a

                           New World Fund -- Page 46

          particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a
          SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .    in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of
          American Funds money market funds are excluded);

     .    in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .    in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.
CDSC waivers are allowed only in the cases listed here and in the prospectus.
For example, CDSC waivers will not be allowed on redemptions of Class 529-B and
529-C shares due to termination of CollegeAmerica; a determination by the
Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by the Virginia College Savings Plan as an option for additional investment within
CollegeAmerica.

                                 SELLING SHARES
The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service
Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see "Purchase and exchange of shares."

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the National
Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased

                           New World Fund -- Page 47

have cleared (which may take up to 10 business days from the purchase date).
Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from money market funds be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for
Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest ($50 minimum per fund; $25 minimum per fund in the case of employer-sponsored 529 accounts)
and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer
Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds
Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

                           New World Fund -- Page 48

(1)  the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

(2)  if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3)  if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American
Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

AUTOMATIC WITHDRAWALS -- For all share classes, except the R and 529 classes of shares, you may automatically withdraw shares from any of the American Funds.
You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The
Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.

Withdrawal payments are not to be considered as dividends, yield or income.
Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the
Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.

AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares or your most recent account transaction; redeem shares
(up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using
americanfunds.com. To use American FundsLine, call 800/325-3590 from a
TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in
"Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

                           New World Fund -- Page 49

Generally, all shareholders are automatically eligible to use these services.
However, if you are not currently authorized to do so, you may complete an
American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including
americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

CHECKWRITING -- You may establish check writing privileges for Class A shares
(but not Class 529-A shares) of American Funds money market funds. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account.
These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

REDEMPTION OF SHARES -- The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of directors of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund's Articles of
Incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of the fund's board of directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.

SHARE CERTIFICATES -- Shares are credited to your account and certificates are not issued unless you request them by contacting the Transfer Agent.
Certificates are not available for the 529 or R share classes.

                              GENERAL INFORMATION
CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as
Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to subcustodial arrangements in non-U.S. banks or non-U.S.
branches of U.S. banks.

                           New World Fund -- Page 50

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 135 South State College Boulevard, Brea, CA 92821-5823. American
Funds Service Company was paid a fee of $7,226,000 for Class A shares and
$364,000 for Class B shares for the 2006 fiscal year. American Funds Service
Company is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to Capital
Research and Management Company, as described under "Administrative services agreement."

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds
Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- Deloitte & Touche LLP, 695 Town
Center Drive, Costa Mesa, California 92626, serves as the fund's independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the annual report have been so included in reliance on the report of Deloitte & Touche LLP, independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing.
The selection of the fund's independent registered public accounting firm is reviewed and determined annually by the board of directors.

INDEPENDENT LEGAL COUNSEL -- Kirkpatrick & Lockhart Nicholson Graham LLP, Four
Embarcadero Center, 10th Floor, San Francisco, CA 94111, serves as counsel for the fund and for independent directors in their capacities as such. Counsel does not provide legal services to the fund's investment adviser, but provides an insignificant amount of legal services unrelated to the operations of the fund to an investment adviser affiliate. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the independent directors of the fund, as prescribed by the 1940 Act and related rules.

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The fund's fiscal year ends on October 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the fund's investment portfolio or summary investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

CODES OF ETHICS -- The fund and Capital Research and Management Company and its affiliated companies, including the fund's Principal Underwriter, have adopted codes of ethics that allow for

                           New World Fund -- Page 51

personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel;
ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD filed an administrative complaint against the Principal Underwriter. The complaint alleges violations of certain NASD rules by the Principal Underwriter with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On
August 30, 2006, the NASD Hearing Panel ruled against the Principal Underwriter and imposed a $5 million fine. The Principal Underwriter has appealed this decision to the NASD's National Adjudicatory Council.

On March 24, 2005, the investment adviser and Principal Underwriter filed a complaint against the Attorney General of the State of California in Los Angeles
County Superior Court. The complaint alleged that the Attorney General threatened to take enforcement actions against the investment adviser and
Principal Underwriter that are without merit and preempted by federal law. On the same day, following the filing of the investment adviser's and Principal
Underwriter's complaint, the Attorney General of the State of California filed a complaint against the Principal Underwriter and investment adviser. Filed in Los
Angeles County Superior Court, the Attorney General's complaint alleged violations of certain sections of the California Corporations Code with respect to so-called "revenue sharing" disclosures in mutual fund prospectuses and statements of additional information. On November 22, 2005, the Los Angeles
Superior Court dismissed the Attorney General's complaint. The Attorney General is appealing the Superior Court's decision to California's Court of Appeal for the Second Appellate District.

The investment adviser and Principal Underwriter believe that the likelihood that these matters could have a material adverse effect on the fund or on the ability of the investment adviser or Principal Underwriter to perform their contracts with the fund is remote. The SEC is conducting a related investigation as of the date of this statement of additional information. The investment adviser and Principal Underwriter are cooperating fully. In addition, two class action lawsuits have been filed in the U.S. District Court, Central District of
California, relating to these matters. The investment adviser believes that these suits are without merit and will defend itself vigorously. Further updates on these issues will be available on the American Funds website
(americanfunds.com) under "American Funds regulatory matters."

OTHER INFORMATION -- The financial statements including the investment portfolio and the report of the fund's independent registered public accounting firm contained in the annual report are included in this statement of additional information. The following information is not included in the annual report:

                           New World Fund -- Page 52

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- OCTOBER 31, 2006

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $47.54
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $50.44

FUND NUMBERS -- Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/, or when making share transactions:

                                                                            FUND NUMBERS
                                                                 ------------------------------------
FUND                                                             CLASS A  CLASS B  CLASS C   CLASS F
-----------------------------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . .     002      202      302       402
American Balanced Fund/(R)/  . . . . . . . . . . . . . . . . .     011      211      311       411
American Mutual Fund/(R)/  . . . . . . . . . . . . . . . . . .     003      203      303       403
Capital Income Builder/(R)/  . . . . . . . . . . . . . . . . .     012      212      312       412
Capital World Growth and Income Fund/SM/ . . . . . . . . . . .     033      233      333       433
EuroPacific Growth Fund/(R)/ . . . . . . . . . . . . . . . . .     016      216      316       416
Fundamental Investors/SM/  . . . . . . . . . . . . . . . . . .     010      210      310       410
The Growth Fund of America/(R)/  . . . . . . . . . . . . . . .     005      205      305       405
The Income Fund of America/(R)/  . . . . . . . . . . . . . . .     006      206      306       406
The Investment Company of America/(R)/ . . . . . . . . . . . .     004      204      304       404
The New Economy Fund/(R)/  . . . . . . . . . . . . . . . . . .     014      214      314       414
New Perspective Fund/(R)/  . . . . . . . . . . . . . . . . . .     007      207      307       407
New World Fund/SM/ . . . . . . . . . . . . . . . . . . . . . .     036      236      336       436
SMALLCAP World Fund/(R)/ . . . . . . . . . . . . . . . . . . .     035      235      335       435
Washington Mutual Investors Fund/SM/ . . . . . . . . . . . . .     001      201      301       401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/  . . . . . . . .     040      240      340       440
American High-Income Trust/SM/ . . . . . . . . . . . . . . . .     021      221      321       421
The Bond Fund of America/SM/ . . . . . . . . . . . . . . . . .     008      208      308       408
Capital World Bond Fund/(R)/ . . . . . . . . . . . . . . . . .     031      231      331       431
Intermediate Bond Fund of America/SM/  . . . . . . . . . . . .     023      223      323       423
Limited Term Tax-Exempt Bond Fund of America/SM/ . . . . . . .     043      243      343       443
Short-Term Bond Fund of America/SM/  . . . . . . . . . . . . .     048      248      348       448
The Tax-Exempt Bond Fund of America/(R)/ . . . . . . . . . . .     019      219      319       419
The Tax-Exempt Fund of California/(R)/*  . . . . . . . . . . .     020      220      320       420
The Tax-Exempt Fund of Maryland/(R)/*  . . . . . . . . . . . .     024      224      324       424
The Tax-Exempt Fund of Virginia/(R)/*  . . . . . . . . . . . .     025      225      325       425
U.S. Government Securities Fund/SM/  . . . . . . . . . . . . .     022      222      322       422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/  . . . . . . . . . .     009      209      309       409
The Tax-Exempt Money Fund of America/SM/ . . . . . . . . . . .     039      N/A      N/A       N/A
The U.S. Treasury Money Fund of America/SM/  . . . . . . . . .     049      N/A      N/A       N/A
___________
*Qualified for sale only in certain jurisdictions.

                           New World Fund -- Page 53

                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund  . . . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund  . . . .    1011     1211     1311     1511      1411
American Mutual Fund  . . . . .    1003     1203     1303     1503      1403
Capital Income Builder  . . . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund  . . . . . . . . . . . . .    1033     1233     1333     1533      1433
EuroPacific Growth Fund . . . .    1016     1216     1316     1516      1416
Fundamental Investors . . . . .    1010     1210     1310     1510      1410
The Growth Fund of America  . .    1005     1205     1305     1505      1405
The Income Fund of America  . .    1006     1206     1306     1506      1406
The Investment Company of
America . . . . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund  . . . . .    1014     1214     1314     1514      1414
New Perspective Fund  . . . . .    1007     1207     1307     1507      1407
New World Fund  . . . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund . . . . . .    1035     1235     1335     1535      1435
Washington Mutual Investors Fund
  . . . . . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust  . .    1021     1221     1321     1521      1421
The Bond Fund of America  . . .    1008     1208     1308     1508      1408
Capital World Bond Fund . . . .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America . . . . . . . . . . . .    1023     1223     1323     1523      1423
Short-Term Bond Fund of America    1048     1248     1348     1548      1448
U.S. Government Securities Fund    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America . . . . . . . . . . . .    1009     1209     1309     1509      1409

                           New World Fund -- Page 54

                                                    FUND NUMBERS
                                       ----------------------------------------
                                       CLASS   CLASS   CLASS   CLASS    CLASS
FUND                                    R-1     R-2     R-3     R-4      R-5
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . . . . .    2102    2202    2302    2402     2502
American Balanced Fund . . . . . . .    2111    2211    2311    2411     2511
American Mutual Fund . . . . . . . .    2103    2203    2303    2403     2503
Capital Income Builder . . . . . . .    2112    2212    2312    2412     2512
Capital World Growth and Income Fund    2133    2233    2333    2433     2533
EuroPacific Growth Fund  . . . . . .    2116    2216    2316    2416     2516
Fundamental Investors  . . . . . . .    2110    2210    2310    2410     2510
The Growth Fund of America . . . . .    2105    2205    2305    2405     2505
The Income Fund of America . . . . .    2106    2206    2306    2406     2506
The Investment Company of America  .    2104    2204    2304    2404     2504
The New Economy Fund . . . . . . . .    2114    2214    2314    2414     2514
New Perspective Fund . . . . . . . .    2107    2207    2307    2407     2507
New World Fund . . . . . . . . . . .    2136    2236    2336    2436     2536
SMALLCAP World Fund  . . . . . . . .    2135    2235    2335    2435     2535
Washington Mutual Investors Fund . .    2101    2201    2301    2401     2501
BOND FUNDS
American High-Income Municipal Bond
Fund . . . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2540
American High-Income Trust . . . . .    2121    2221    2321    2421     2521
The Bond Fund of America . . . . . .    2108    2208    2308    2408     2508
Capital World Bond Fund  . . . . . .    2131    2231    2331    2431     2531
Intermediate Bond Fund of America  .    2123    2223    2323    2423     2523
Limited Term Tax-Exempt Bond Fund of
America. . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2543
Short-Term Bond Fund of America. . .    2148    2248    2348    2448     2548
The Tax-Exempt Bond Fund of America      N/A     N/A     N/A     N/A     2519
The Tax-Exempt Fund of California* .     N/A     N/A     N/A     N/A     2520
The Tax-Exempt Fund of Maryland* . .     N/A     N/A     N/A     N/A     2524
The Tax-Exempt Fund of Virginia* . .     N/A     N/A     N/A     N/A     2525
U.S. Government Securities Fund  . .    2122    2222    2322    2422     2522
MONEY MARKET FUNDS
The Cash Management Trust of America    2109    2209    2309    2409     2509
The Tax-Exempt Money Fund of America     N/A     N/A     N/A     N/A     2539
The U.S. Treasury Money Fund of
America  . . . . . . . . . . . . . .    2149    2249    2349    2449     2549
___________
*Qualified for sale only in certain
jurisdictions.

                           New World Fund -- Page 55

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.

                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                           New World Fund -- Page 56

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

                           New World Fund -- Page 57

C
The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                           New World Fund -- Page 58

[logo - American Funds®]

New World FundSM
Investment portfolio

October 31, 2006

Common stocks — 82.08%	Shares	Market value (000)

FINANCIALS — 17.45%
Grupo Financiero Banorte, SA de CV	41,406,639	$148,872
Erste Bank der oesterreichischen Sparkassen AG	2,177,800	148,253
PT Bank Rakyat Indonesia	189,500,300	102,207
ICICI Bank Ltd.	5,665,100	98,054
ICICI Bank Ltd. (ADR)	27,000	949
Banco Bilbao Vizcaya Argentaria, SA	3,750,300	90,539
Itaúsa - Investimentos Itaú SA, preferred nominative	19,265,741	87,465
Unibanco-União de Bancos Brasileiros SA, units (GDR)	750,000	59,062
Unibanco-União de Bancos Brasileiros SA, units	2,000,000	15,834
EFG International[1]	2,240,000	73,423
HSBC Holdings PLC (Hong Kong)	3,337,204	62,969
Bangkok Bank PCL	19,100,000	62,469
Banco Itaú Holding Financeira SA, preferred nominative	1,795,300	59,117
Sberbank (Savings Bank of the Russian Federation) (GDR)	234,000	58,968
Housing Development Finance Corp. Ltd.	1,757,818	57,311
Banco Santander Central Hispano, SA	3,089,528	53,457
Kotak Mahindra Bank Ltd.	6,778,600	52,409
Bank Muscat (SAOG) (GDR)	4,098,325	46,926
Siam Commercial Bank PCL	21,840,000	38,989
FirstRand Ltd.	14,295,000	37,389
Raiffeisen International Bank Holding AG	320,000	36,606
Kasikornbank PCL, nonvoting depositary receipt	16,700,000	31,406
Kasikornbank PCL	2,500,000	4,906
Allied Irish Banks, PLC	1,192,000	32,473
Piraeus Bank SA	1,112,500	31,713
Bank Pekao SA	374,000	25,248
Bank of the Philippine Islands	20,161,632	25,101
National Bank of Pakistan	5,328,000	25,095
Standard Bank Group Ltd.	1,950,000	22,894
Banco Latinoamericano de Exportaciones, SA, Class E	1,240,000	20,262
PT Bank Mandiri (Persero) Tbk	66,393,500	19,914
SM Prime Holdings, Inc.	98,000,000	17,908
Bank Leumi le-Israel BM	4,300,000	17,796
Citigroup Inc.	320,000	16,051
MCB Bank Ltd. (GDR)[1,2,3]	800,000	14,517
Banco Bradesco SA, preferred nominative	399,100	14,184
Bank Hapoalim BM	2,728,000	13,602
American International Group, Inc.	190,000	12,762
Daegu Bank, Ltd.	725,000	12,008
HDFC Bank Ltd.	523,300	11,708
Kookmin Bank	121,000	9,622
OTP Bank PLC	236,000	8,301
		1,778,739

TELECOMMUNICATION SERVICES — 9.79%
América Móvil SA de CV, Series L (ADR)	3,895,300	166,992
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	163,770,000	151,422
Philippine Long Distance Telephone Co.	2,471,160	117,107
Philippine Long Distance Telephone Co. (ADR)	338,340	16,108
Telekomunikacja Polska SA	11,708,900	86,194
Tele Norte Leste Participações SA, preferred nominative	4,547,400	66,374
Partner Communications Co. Ltd.	4,353,300	46,610
Partner Communications Co. Ltd. (ADR)	235,000	2,524
Telekom Austria AG	1,765,000	43,917
TIM Participações SA, preferred nominative (ADR)	1,248,228	41,940
Orascom Telecom Holding (GDR)	736,000	41,437
Maxis Communications Bhd.	13,746,400	33,698
Advanced Info Service PCL	13,641,500	33,462
Vivo Participações SA, preferred nominative[1]	7,752,984	26,652
Vivo Participações SA, preferred nominative (ADR)[1]	1,264,030	4,411
Vivo Participações SA, ordinary nominative[1]	311,407	1,745
Telefónica, SA	1,243,000	23,950
OJSC Mobile TeleSystems (ADR)	425,000	18,734
Magyar Telekom Telecommunications PLC[1]	3,628,852	16,900
China Unicom Ltd.	13,991,300	15,556
GLOBE TELECOM, Inc.	609,723	13,713
Bharti Airtel Ltd.[1]	810,000	9,565
Telenor ASA	590,000	9,324
Telemig Celular Participações SA, preferred nominative (ADR)	198,500	6,695
PT Indosat Tbk (ADR)	111,500	3,228
		998,258

CONSUMER STAPLES — 8.66%
Nestlé SA	417,795	142,827
Fomento Económico Mexicano, SA de CV (ADR)	1,445,500	139,765
Tesco PLC	14,678,190	110,146
SABMiller PLC	2,519,600	48,721
PepsiCo, Inc.	691,000	43,837
Avon Products, Inc.	1,290,000	39,229
Olam International Ltd.	27,023,000	33,103
Coca-Cola Co.	690,000	32,237
Groupe Danone	213,600	31,289
X5 Retail Group N.V. (GDR)[1,2]	1,297,700	28,770
Bunge Ltd.	385,000	24,682
Migros Türk TAS[1]	2,071,099	23,914
L’Oréal SA	219,500	21,342
Cia. de Bebidas das Américas - AmBev, preferred nominative (ADR)	400,000	17,464
Cia. de Bebidas das Américas - AmBev, ordinary nominative (ADR)	76,000	2,992
Procter & Gamble Co.	300,471	19,047
Wal-Mart de México, SA de CV, Series V (ADR)	500,000	17,300
Kimberly-Clark de México, SA de CV, Class A	4,000,000	16,702
Diageo PLC	900,000	16,648
Anheuser-Busch Companies, Inc.	330,000	15,649
Coca-Cola FEMSA, SA de CV, Series L	3,110,000	10,653
Poslovni Sistem Mercator, d.d.	42,200	9,936
China Mengniu Dairy Co.	4,750,000	8,633
Oriflame Cosmetics SA (SDR)	205,000	7,410
Nestlé India Ltd.	301,300	7,077
METRO AG	115,000	6,831
Coca-Cola Hellenic Bottling Co. SA	200,000	6,533
Unilever NV	12,397	306
		883,043

MATERIALS — 8.40%
Taiwan Cement Corp.	119,863,665	94,629
Hindalco Industries Ltd.	18,490,820	77,731
Aracruz Celulose SA, Class B, preferred nominative (ADR)	1,265,000	69,600
Votorantim Celulose e Papel SA, preferred nominative (ADR)	3,415,000	62,324
Potash Corp. of Saskatchewan Inc.	450,000	56,205
Linde AG	527,646	52,287
Lonmin PLC	850,700	47,079
Arcelor Brasil SA, ordinary nominative	2,650,000	46,601
ACC Ltd.	2,120,000	45,648
Harmony Gold Mining Co. Ltd.[1]	2,847,500	43,168
Israel Chemicals Ltd.	7,017,927	40,100
Siam Cement PCL	4,720,000	34,220
Cia. Vale do Rio Doce, Class A, preferred nominative	1,476,000	31,809
AngloGold Ashanti Ltd.	705,000	29,913
Sealed Air Corp.	493,000	29,343
Hyundai Steel Co.	675,000	23,972
Ivanhoe Mines Ltd.[1]	1,410,000	14,691
Holcim Ltd.	170,142	14,658
BHP Billiton PLC	682,288	13,154
Phelps Dodge Corp.	130,000	13,049
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)	334,752	10,290
Formosa Plastics Corp.	3,625,422	5,332
		855,803

INDUSTRIALS — 7.96%
Doosan Heavy Industries and Construction Co., Ltd.	3,671,000	140,308
Murray & Roberts Holdings Ltd.[4]	21,235,000	109,670
Thai Airways International PCL	64,997,100	85,033
Wienerberger AG	1,290,500	67,069
Italian-Thai Development PCL[4]	269,419,600	45,527
Hyundai Engineering & Construction Co., Ltd.[1]	761,000	42,579
Far Eastern Textile Ltd.	50,405,650	38,202
International Container Terminal Services, Inc.	88,828,000	35,228
Imperial Holdings Ltd.	1,690,000	33,938
Metso Oyj	770,000	33,455
Barloworld Ltd.	1,687,800	32,670
3M Co.	407,000	32,088
Container Corp. of India Ltd.	675,000	30,794
Daelim Industrial Co., Ltd.	308,000	23,577
Siemens AG	158,000	14,213
Asahi Glass Co., Ltd.	1,225,000	14,115
Bidvest Group Ltd.	825,000	13,661
Bharat Heavy Electricals Ltd.	143,900	7,756
SM Investments Corp.	1,246,100	7,006
Hi-P International Ltd.	4,664,000	2,423
Contax Participações SA, preferred nominative	2,043,905	1,652
		810,964

CONSUMER DISCRETIONARY — 7.37%
Kuoni Reisen Holding AG, Class B	122,585	66,952
Las Vegas Sands Corp.[1]	860,000	65,532
Shangri-La Asia Ltd.	29,390,000	63,766
Toyota Motor Corp.	1,058,700	62,761
Honda Motor Co., Ltd.	1,310,000	46,393
Central European Media Enterprises Ltd., Class A1	589,217	43,496
Truworths International Ltd.	11,353,000	39,757
HYUNDAI MOBIS	394,500	38,533
Swatch Group Ltd	532,500	21,288
Swatch Group Ltd, non-registered shares	71,600	14,139
NOK Corp.	1,196,000	31,409
GOME Electrical Appliances Holding Ltd.[3]	29,729,000	25,602
Nitori Co., Ltd.	554,000	22,463
Li & Fung Ltd.	8,083,900	21,145
Praktiker Bau- und Heimwerkermärkte Holding AG	658,800	20,974
Yue Yuen Industrial (Holdings) Ltd.	6,688,500	20,246
TVN SA1	500,000	18,981
Premier Image Technology Corp.	9,447,830	17,873
PT Astra International Tbk	11,000,000	16,225
Motor Industries Co. Ltd.	200,000	15,326
Merry Electronics Co., Ltd.	4,741,922	14,547
Makita Corp.	425,000	12,652
Grupo Televisa, SA, ordinary participation certificates (ADR)	500,000	12,340
Cheng Shin Rubber (Xiamen) Ind., Ltd.	11,264,960	10,875
LG Electronics Inc.	138,630	8,389
BEC World PCL	15,700,000	7,788
Techtronic Industries Co. Ltd.	4,650,000	6,586
Hürriyet Gazetecilik ve Matbaacilik AS	1,342,849	3,858
Nien Hsing Textile Co., Ltd.	1,999,400	1,106
Antena 3 Televisión, SA	5,344	116
		751,118

ENERGY — 5.97%
Oil & Natural Gas Corp. Ltd.	7,453,389	135,414
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	984,000	87,340
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	231,892	18,774
MOL Magyar Olaj- és Gázipari Rt., Class A	1,049,600	104,451
PTT Exploration and Production PCL	19,110,000	56,773
Royal Dutch Shell PLC, Class B	1,095,000	39,216
Royal Dutch Shell PLC, Class B (ADR)	210,819	15,179
China National Offshore Oil Corp.	52,058,000	43,760
Nexen Inc.	481,134	25,666
Sterling Energy PLC[1]	65,755,000	22,257
Noble Energy, Inc.	350,000	17,020
OAO TMK (GDR)[1,2]	692,815	14,965
Reliance Industries Ltd.	421,000	11,495
Banpu PCL	1,720,000	7,501
Harvest Natural Resources, Inc.[1]	453,000	5,033
China Shenhua Energy Co. Ltd., Class H	1,926,000	3,386
		608,230

INFORMATION TECHNOLOGY — 4.75%
Nokia Corp.	3,759,800	74,601
Nokia Corp. (ADR)	1,478,200	29,387
Samsung Electronics Co., Ltd.	122,591	79,523
Kingboard Chemical Holdings Ltd.	21,199,400	75,341
Hon Hai Precision Industry Co., Ltd.	11,359,844	73,626
Compal Electronics, Inc.	50,122,755	41,983
Acer Inc.	19,171,000	34,767
Mediatek Incorporation	2,343,314	22,869
Hoya Corp.	404,800	15,652
Venture Corp. Ltd.	1,700,000	15,591
Foxconn International Holdings Ltd.[1]	4,154,000	13,802
NetEase.com, Inc. (ADR)[1]	320,000	5,280
Samsung SDI Co., Ltd.	21,800	1,574
KEC Holdings Co. Ltd.	187,499	376
Delta Electronics, Inc.	112,650	319
		484,691

UTILITIES — 4.48%
RAO Unified Energy System of Russia (GDR)	1,146,000	86,294
Cia. Energética de Minas Gerais - Cemig, preferred nominative	1,619,200,000	69,895
PT Perusahaan Gas Negara (Persero) Tbk	49,563,500	62,193
AES Corp.[1]	2,500,000	54,975
NTPC Ltd.	18,152,000	52,394
CPFL Energia SA (ADR)	800,000	30,320
Electricity Generating PCL	9,385,338	22,894
Electricity Generating PCL, nonvoting depositary receipt	210,662	517
GAIL (India) Ltd.	3,635,000	20,733
Reliance Energy Ltd.	1,746,000	18,763
Cheung Kong Infrastructure Holdings Ltd.	5,900,000	17,669
Veolia Environnement	275,000	16,833
Gas Natural SDG, SA	80,000	3,177
		456,657

HEALTH CARE — 2.34%
Novo Nordisk A/S, Class B	981,900	74,160
Richter Gedeon NYRT	319,000	66,931
KRKA, d.d., Novo mesto	55,047	54,467
Dr. Reddy’s Laboratories Ltd.	800,000	13,358
Teva Pharmaceutical Industries Ltd. (ADR)	335,000	11,045
AstraZeneca PLC (Sweden)	172,700	10,237
Ranbaxy Laboratories Ltd.	945,000	8,405
		238,603

MISCELLANEOUS — 4.91%
Other common stocks in initial period of acquisition		500,624

Total common stocks (cost: $5,984,503,000)		8,366,730

Rights & warrants — 0.02%

INFORMATION TECHNOLOGY — 0.02%
Kingboard Chemical Holdings Ltd., warrants, expire 2006[1]	1,869,940	1,875

FINANCIALS — 0.00%
Banco Bradesco SA, preferred nominative, rights, expire 2006[1]	8,886	88

Total rights & warrants (cost: $0)		1,963

	Principal amount	Market value
Bonds & notes — 7.83%	(000)	(000)

NON-U.S. GOVERNMENT BONDS & NOTES — 7.55%
Brazilian Treasury Bill 0% 2007	R$5,300	$2,426
Brazil (Federal Republic of) Global 9.25% 2010	$12,600	14,269
Brazilian Treasury Bill 6.00% 2010[5]	R$46,895	20,317
Brazilian Treasury Bill 6.00% 2011[5]	1,899	809
Brazil (Federal Republic of) Global 7.875% 2015	$5,620	6,238
Brazil (Federal Republic of) Global 12.50% 2016	R$19,400	9,242
Brazil (Federal Republic of) Global 8.00% 2018[6]	$18,045	19,994
Brazil (Federal Republic of) Global 8.875% 2019	9,000	10,903
Brazil (Federal Republic of) Global 8.875% 2024	900	1,101
Brazil (Federal Republic of) Global 10.125% 2027	14,500	19,756
Brazil (Federal Republic of) Global 7.125% 2037	7,680	7,976
Brazil (Federal Republic of) Global 11.00% 2040	22,025	29,034
Argentina (Republic of) 4.193% 2012[6,7]	18,700	13,145
Argentina (Republic of) 2.00% 2014[5,6]	ARS 12,131	3,371
Argentina (Republic of) 5.83% 2033[5,6,8]	239,336	72,920
Argentina (Republic of) 8.28% 2033[6,8]	$5,562	5,613
Argentina (Republic of) GDP-Linked 2035	ARS335,653	10,817
Argentina (Republic of) 0.63œ% 2038[5,6]	67,396	8,450
United Mexican States Government Global 6.073% 2009[7]	$18,750	18,970
United Mexican States Government Global 10.375% 2009	2,385	2,664
United Mexican States Government Global 9.875% 2010	21,625	24,761
United Mexican States Government Global 6.375% 2013	10,000	10,535
United Mexican States Government, Series MI10, 8.00% 2013	MXP 56,068	5,243
United Mexican States Government, Series MI10, 9.50% 2014	150,000	15,202
United Mexican States Government Global 11.375% 2016	$12,120	17,471
United Mexican States Government, Series M20, 8.00% 2023	MXP 6,432	589
United Mexican States Government, Series M20, 10.00% 2024	140,000	15,292
Russian Federation 8.25% 2010[6]	$38,423	40,336
Russian Federation 8.25% 2010[2,6]	4,393	4,611
Russian Federation 5.00%/7.50% 2030[2,6,9]	30,813	34,587
Russian Federation 5.00%/7.50% 2030[6,9]	3,000	3,367
Colombia (Republic of) Global 10.00% 2012	18,725	22,058
Colombia (Republic of) Global 10.75% 2013	9,840	12,177
Columbia (Republic of) Global 8.25% 2014	3,100	3,494
Colombia (Republic of) Global 12.00% 2015	COP43,100,000	22,120
Colombia (Republic of) Global 11.75% 2020	$2,420	3,467
Columbia (Republic of) Global 8.125% 2024	4,375	4,946
Columbia (Republic of) Global 7.375% 2037	3,655	3,788
Turkey (Republic of) 20.00% 2007	TRY13,955	9,619
Turkey (Republic of) Treasury Bill 0% 2008	11,090	5,460
Turkey (Republic of) 15.00% 2010	38,000	23,120
Turkey (Republic of) 14.00% 2011	10,000	5,861
Turkey (Republic of) 11.50% 2012	$6,000	7,316
Turkey (Republic of) 11.875% 2030	8,900	13,483
Peru (Republic of) 9.125% 2012	25,300	29,348
Peru (Republic of) 8.375% 2016	14,250	16,744
Peru (Republic of) Past Due Interest Eurobond 5.00% 2017[6,7]	5,263	5,250
Peru (Republic of) 7.35% 2025	6,550	7,189
Philippines (Republic of) 8.875% 2008	4,740	4,977
Philippines (Republic of) 8.375% 2009	8,335	8,835
Philippines (Republic of) 8.25% 2014	3,505	3,919
Philippines (Republic of) 9.375% 2017	4,000	4,855
Philippines (Republic of) 9.875% 2019	9,800	12,519
Philippines (Republic of) 7.75% 2031	16,670	18,295
Panama (Republic of) Global 9.625% 2011	1,611	1,849
Panama (Republic of) Global 9.375% 2012	6,527	7,676
Panama (Republic of) Global 7.125% 2026	7,300	7,767
Panama (Republic of) Global 8.875% 2027	2,775	3,469
Panama (Republic of) Global 9.375% 2029	3,260	4,246
Panama (Republic of) Global 6.70% 2036[6]	14,904	15,105
Dominican Republic 8.625% 2027[2,6]	19,900	22,159
Egypt (Arab Republic of) Treasury Bill 0% 2007	EGP37,000	6,316
Venezuela (Republic of) Global 8.50% 2014	$405	451
Venezuela (Republic of) 9.25% 2027	1,275	1,583
		769,470

ENERGY — 0.17%
Pemex Project Funding Master Trust 8.00% 2011	2,300	2,536
Pemex Project Funding Master Trust 6.625% 2035[2]	15,000	15,154
		17,690

UTILITIES — 0.08%
Enersis SA 7.375% 2014	4,550	4,895
AES Gener SA 7.50% 2014	3,000	3,160
		8,055

INDUSTRIALS — 0.03%
TFM, SA de CV 9.375% 2012	3,200	3,432

Total bonds & notes (cost: $727,322,000)		798,647

Short-term securities — 10.79%

HBOS Treasury Services PLC 5.275%-5.36% due 11/3-11/30/2006	74,600	74,379
Total Capital SA 5.20%-5.22% due 11/2-12/6/2006[2,10]	72,200	71,950
Swedish Export Credit Corp. 5.22%-5.23% due 11/20-12/19/2006	69,600	69,229
BASF AG 5.27% due 11/10-11/13/2006[2]	68,800	68,681
BMW U.S. Capital LLC 5.20%-5.23% due 11/17-12/12/2006[2,10]	62,300	62,038
Export Development Canada 5.22%-5.23% due 11/29-12/1/2006	55,450	55,215
Toyota Credit de Puerto Rico Corp. 5.235% due 11/21/2006	34,300	34,195
Toyota Motor Credit Corp. 5.24% due 11/9/2006	20,000	19,974
General Electric Co. 5.30% due 11/1/2006	33,600	33,595
Edison Asset Securitization LLC 5.24% due 11/29/2006[2]	20,000	19,917
Siemens Capital Co. LLC 5.20% due 11/2/2006	50,000	49,986
KfW International Finance Inc. 5.20%-5.22% due 11/21/2006-1/3/2007[2]	48,900	48,619
American Honda Finance Corp. 5.21%-5.22% due 11/28-12/12/2006	48,700	48,437
Liberty Street Funding Corp. 5.26%-5.27% due 11/7-11/10/2006[2]	48,400	48,341
Freddie Mac 5.08% due 12/18/2006-1/2/2007	46,900	46,509
European Investment Bank 5.20% due 11/22/2006	46,000	45,853
Amsterdam Funding Corp. 5.24%-5.26% due 11/1/2006-1/4/2007[2]	40,700	40,409
Barclays U.S. Funding Corp. 5.27% due 11/6/2006	35,700	35,669
UBS Finance (Delaware) LLC 5.25% due 11/16/2006	31,500	31,430
Electricité de France 5.23% due 11/27/2006	31,000	30,880
Svenska Handelsbanken Inc. 5.28% due 11/13/2006	26,600	26,550
Old Line Funding, LLC 5.26% due 11/7/2006[2]	22,400	22,377
Allied Irish Banks N.A. Inc. 5.26% due 11/22/2006[2]	20,000	19,939
DaimlerChrysler Revolving Auto Conduit LLC II 5.26% due 11/3/2006	19,700	19,691
Société Générale North America Inc. 5.25% due 11/17/2006	19,300	19,254
Westpac Banking Corp. 5.29% due 11/14/2006[2]	14,400	14,371
Depfa Bank PLC 5.25% due 12/6/2006[2]	12,000	11,941
International Lease Finance Corp. 5.225% due 12/1/2006	10,600	10,552
Jupiter Securitization Co., LLC 5.24% due 11/28/2006[2]	7,000	6,971
Harley-Davidson Funding Corp. 5.19% due 12/18/2006[2]	7,000	6,952
IXIS Commercial Paper Corp. 5.24% due 11/13/2006[2]	5,700	5,689

Total short-term securities (cost: $1,099,546,000)		1,099,593

Total investment securities (cost: $7,811,371,000)		10,266,933
Other assets less liabilities		(73,107)

Net assets		$10,193,826

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
The total value of all such restricted securities was $582,958,000, which represented 5.72% of the net assets of the fund.
3 Valued under fair value procedures adopted by authority of the board of directors.
4 Represents an affiliated company as defined under the Investment Company Act of 1940.
5 Index-linked bond whose principal amount moves with a government retail price index.
6 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
7 Coupon rate may change periodically.
8 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
9 Step bond; coupon rate will increase at a later date.
10This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-936-1206-S6876

Summary investment portfolio, October 31, 2006

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Industry sector diversification	Percent of Net Assets

Financials	17.45%
Telecommunication services	9.79
Consumer staples	8.66
Materials	8.40
Industrials	7.96
Other industries	29.82
Bonds & notes	7.83
Rights & warrants	0.02
Short-term securities & other assets less liabilities	10.07
[end pie chart]
		Market	Percent
		value	of net
Common stocks - 82.08%	Shares	(000)	assets

Financials - 17.45%
Grupo Financiero Banorte, SA de CV	41,406,639	$148,872	1.46%
One of Mexico's leading independent banks.
Erste Bank der oesterreichischen Sparkassen AG	2,177,800	148,253	1.45
A financial services leader in Central Europe.
PT Bank Rakyat Indonesia	189,500,300	102,207	1.00
One of Indonesia's oldest and largest banks.
ICICI Bank Ltd.	5,665,100	98,054
ICICI Bank Ltd. (ADR)	27,000	949.97
One of India's fastest growing private banks, offering banking services through traditional and electronic channels.
Banco Bilbao Vizcaya Argentaria, SA	3,750,300	90,539.89
This leading Spanish bank also provides financial services in Latin America.
Itaúsa - Investimentos Itaú SA, preferred nominative	19,265,741	87,465.86
The holding company for Itaúbanco, Brazil's leading private sector bank.
Unibanco-União de Bancos Brasileiros SA, units (GDR)	750,000	59,062
Unibanco-União de Bancos Brasileiros SA, units	2,000,000	15,834.74
One of Brazil's largest privately owned banks.
EFG International (1)	2,240,000	73,423.72
Swiss-based global provider of banking services and asset management.
HSBC Holdings PLC (Hong Kong)	3,337,204	62,969.62
One of the world's largest international banking and financial services organizations.
Bangkok Bank PCL	19,100,000	62,469.61
Thailand’s largest commercial bank.
Banco Itaú Holding Financeira SA, preferred nominative	1,795,300	59,117.58
One of Brazil's leading banks, with a long track record of profitability and conservative balance sheet management.
Other securities		769,526	7.55
		1,778,739	17.45

Telecommunication services - 9.79%
América Móvil SA de CV, Series L (ADR)	3,895,300	$166,992	1.64
Latin America's largest cellular communications provider.
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	163,770,000	151,422	1.48
The dominant telecommunications services provider in Indonesia.
Philippine Long Distance Telephone Co.	2,471,160	117,107
Philippine Long Distance Telephone Co. (ADR)	338,340	16,108	1.31
The leading international and domestic telephone company in the Philippines.
Telekomunikacja Polska SA	11,708,900	86,194.85
National telecommunications provider in Poland.
Tele Norte Leste Participações SA, preferred nominative	4,547,400	66,374.65
Provides fixed line telecommunications services in eastern and northern Brazil.
Other securities		394,061	3.86
		998,258	9.79

Consumer staples - 8.66%
Nestlé SA	417,795	142,827	1.40
The world's largest food manufacturer.
Fomento Económico Mexicano, SA de CV (ADR)	1,445,500	139,765	1.37
A leading beverage producer in Latin America and Mexico.
Tesco PLC	14,678,190	110,146	1.08
Operates supermarkets and convenience stores internationally. A leader in online grocery sales.
Other securities		490,305	4.81
		883,043	8.66

Materials - 8.40%
Taiwan Cement Corp.	119,863,665	94,629.93
Manufacturer and retailer of cement, concrete and other construction materials.
Hindalco Industries Ltd.	18,490,820	77,731.76
A major producer of aluminum and copper in India.
Aracruz Celulose SA, Class B, preferred nominative (ADR)	1,265,000	69,600.68
The world's largest producer of bleached eucalyptus hardwood pulp.
Votorantim Celulose e Papel SA, preferred nominative (ADR)	3,415,000	62,324.61
Pulp and paper product manufacturer based in Brazil.
Other securities		551,519	5.42
		855,803	8.40

Industrials - 7.96%
Doosan Heavy Industries and Construction Co., Ltd.	3,671,000	140,308	1.38
A Korean-based supplier of industrial facilities to domestic and international plant markets.
Murray & Roberts Holdings Ltd.	21,235,000	109,670	1.08
South African-based construction, contracting and engineering company.
Thai Airways International PCL	64,997,100	85,033.83
Thailand's national domestic airline carrier.
Wienerberger AG	1,290,500	67,069.66
European manufacturer of building materials.
Other securities		408,884	4.01
		810,964	7.96

Consumer discretionary - 7.37%
Kuoni Reisen Holding AG, Class B	122,585	$66,952.66
A leading European tour operator and vacation planning firm based in Switzerland.
Las Vegas Sands Corp. (1)	860,000	65,532.64
Hotel, gaming and resort development company.
Shangri-La Asia Ltd.	29,390,000	63,766.62
One of Asia's largest luxury hotel groups.
Toyota Motor Corp.	1,058,700	62,761.62
One of the world's largest automotive manufacturers.
Other securities		492,107	4.83
		751,118	7.37

Energy - 5.97%
Oil & Natural Gas Corp. Ltd.	7,453,389	135,414	1.33
India's largest oil and natural gas exploration and production company.
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	984,000	87,340
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	231,892	18,774	1.04
One of the world's largest oil companies. Engaged in exploration, production, refining, marketing and chemicals.
MOL Magyar Olaj- és Gázipari Rt., Class A	1,049,600	104,451	1.03
Hungarian oil and gas company.
Other securities		262,251	2.57
		608,230	5.97

Information technology - 4.75%
Nokia Corp.	3,759,800	74,601
Nokia Corp. (ADR)	1,478,200	29,387	1.02
One of the world's leading cellphone and network infrastructure providers.
Samsung Electronics Co., Ltd.	122,591	79,523.78
South Korea's top electronics manufacturer and a global leader in semiconductor production.
Kingboard Chemical Holdings Ltd.	21,199,400	75,341.74
Maker of printed circuit boards, as well as laminates, copper foil and chemicals used in printed circuit boards.
Hon Hai Precision Industry Co., Ltd.	11,359,844	73,626.72
Top-tier provider of electronic manufacturing services to computer, networking, wireless and consumer equipment makers.
Other securities		152,213	1.49
		484,691	4.75

Utilities - 4.48%
RAO Unified Energy System of Russia (GDR)	1,146,000	86,294.85
The largest provider of electricity services in the Russian Federation.
Cia. Energética de Minas Gerais - Cemig, preferred nominative	1,619,200,000	69,895.69
Generates and distributes electricity in the Brazilian state of Minas Gerais.
PT Perusahaan Gas Negara (Persero) Tbk	49,563,500	62,193.61
Explores for and produces oil and gas in Indonesia.
Other securities		238,275	2.33
		456,657	4.48

Health care - 2.34%
Novo Nordisk A/S, Class B	981,900	$74,160.73
A global leader in drugs to treat diabetes.
Richter Gedeon NYRT	319,000	66,931.66
Researches, develops and makes pharmaceuticals in Hungary.
Other securities		97,512.95
		238,603	2.34

Miscellaneous - 4.91%
Other common stocks in initial period of acquisition		500,624	4.91

Total common stocks (cost: $5,984,503,000)		8,366,730	82.08

		Market	Percent
		value	of net
Rights & warrants - 0.02%		(000)	assets

Other - 0.02%
Other securities		1,963.02

Total rights & warrants (cost: $0)		1,963.02

	Principal	Market	Percent
	amount	value	of net
Bonds & notes - 7.83%	(000)	(000)	assets

Non-U.S. government bonds & notes - 7.55%
Brazil (Federal Republic of) Global:
12.50% 2016	R$19,400	9,242
7.125%-11.00% 2010-2040 (2)	$90,370	109,271
Brazilian Treasury Bill 0%-6.00% 2007-2011 (3)	R$54,094	23,552	1.39
Argentina (Republic of) (2):
5.83% 2033 (3) (4)	ARS239,336	72,920
4.193%-8.28% 2012-2033 (4) (5)	$24,262	18,758
0.63%-2.00% 2014-2038 (3)	ARS415,180	22,638	1.12
United Mexican States Government:
Global 6.073%-11.375% 2009-2016 (5)	$64,880	74,401
8.00%-10.00% 2013-2024	MXP352,500	36,326	1.09
Other securities		402,362	3.95
		769,470	7.55

Other - 0.28%
Other securities		29,177.28

Total bonds & notes (cost: $727,322,000)		798,647	7.83

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 10.79%	(000)	(000)	assets

HBOS Treasury Services PLC 5.275%-5.36% due 11/3-11/30/2006	$74,600	$74,379.73
Total Capital SA 5.20%-5.22% due 11/2-12/6/2006 (6) (7)	72,200	71,950.71
Swedish Export Credit Corp. 5.22%-5.23% due 11/20-12/19/2006	69,600	69,229.68
BASF AG 5.27% due 11/10-11/13/2006 (6)	68,800	68,681.67
BMW U.S. Capital LLC 5.20%-5.23% due 11/17-12/12/2006 (6) (7)	62,300	62,038.61
Toyota Credit de Puerto Rico Corp. 5.235% due 11/21/2006	34,300	34,195
Toyota Motor Credit Corp. 5.24% due 11/9/2006	20,000	19,974.53
Other securities		699,147	6.86

Total short-term securities (cost: $1,099,546,000)		1,099,593	10.79

Total investment securities (cost: $7,811,371,000)		10,266,933	100.72
Other assets less liabilities		(73,107)	(0.72)

Net assets		$10,193,826	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company.  Some of the fund's affiliated holdings listed below are also among the fund's largest holdings and are shown in the preceding summary investment portfolio. Affiliated companies not among the fund's largest holdings are included in the market value of "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the year ended October 31, 2006, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affiliates at 10/31/2006 (000)
Murray & Roberts Holdings Ltd.	-	21,235,000	-	21,235,000	$1,730	$109,670
Italian-Thai Development PCL	135,416,600	134,003,000	-	269,419,600	215	45,527
					$1,945	$155,197

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(3) Index-linked bond whose principal amount moves with a government retail price index.
(4) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(5) Coupon rate may change periodically.
(6) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $582,958,000, which represented 5.72% of the net assets of the fund.

(7) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

The descriptions of the companies shown in the summary investment portfolio are supplemental. These descriptions and the industry classifications were obtained from published reports and other sources believed to be reliable, and are not covered by the Report of Independent Registered Public Accounting Firm.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at October 31, 2006	(dollars and shares in thousands, except per-share amounts		)

Assets:
Investment securities at market:
Unaffiliated issuers (cost: $7,669,811)	$10,111,736
Affiliated issuers (cost: $141,560)	155,197	$10,266,933
Cash denominated in non-U.S. currencies (cost: $5,859)		5,829
Cash		6,413
Receivables for:
Sales of investments	10,756
Sales of fund's shares	27,660
Open forward currency contracts	4,339
Dividends and interest	22,818	65,573
		10,344,748
Liabilities:
Payables for:
Purchases of investments	126,898
Repurchases of fund's shares	9,311
Investment advisory services	4,601
Services provided by affiliates	4,361
Deferred directors' compensation	1,149
Other fees and expenses	4,602	150,922
Net assets at October 31, 2006		$10,193,826

Net assets consist of:
Capital paid in on shares of capital stock		$7,122,258
Undistributed net investment income		119,986
Undistributed net realized gain		495,791
Net unrealized appreciation		2,455,791
Net assets at October 31, 2006		$10,193,826

Total authorized capital stock - 500,000 shares, $.01 par value (215,067 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share (*	)

Class A	$7,790,750	163,880	$47.54
Class B	332,466	7,131	46.62
Class C	532,027	11,517	46.20
Class F	672,682	14,224	47.29
Class 529-A	171,316	3,618	47.35
Class 529-B	22,096	476	46.44
Class 529-C	42,562	916	46.45
Class 529-E	9,701	206	47.04
Class 529-F	7,888	167	47.36
Class R-1	10,555	227	46.46
Class R-2	110,448	2,377	46.46
Class R-3	99,689	2,115	47.13
Class R-4	41,485	873	47.51
Class R-5	350,161	7,340	47.71
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $50.44 and $50.24, respectively.

See Notes to Financial Statements

Statement of operations
for the year ended October 31, 2006	(dollars in thousands		)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $16,481; also includes $1,945 from affiliates)	$152,651
Interest (net of non-U.S.taxes of $1)	104,911	$257,562

Fees and expenses(*):
Investment advisory services	50,537
Distribution services	24,126
Transfer agent services	7,590
Administrative services	2,759
Reports to shareholders	384
Registration statement and prospectus	806
Postage, stationery and supplies	810
Directors' compensation	455
Auditing and legal	189
Custodian	4,200
State and local taxes	103
Other	129
Total fees and expenses before reimbursements/waivers	92,088
Less reimbursements/waivers of fees and expenses:
Investment advisory services	5,054
Administrative services	151
Total fees and expenses after reimbursements/waivers		86,883
Net investment income		170,679

Net realized gain and unrealized appreciation on investments and non-U.S. currency:
Net realized gain on:
Investments	572,463
Non-U.S. currency transactions	1,009	573,472
Net unrealized appreciation on:
Investments	1,374,443
Non-U.S. currency translations	4,297	1,378,740
Net realized gain and unrealized appreciation on investments and non-U.S. currency		1,952,212
Net increase in net assets resulting from operations		$2,122,891

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands		)

	Year ended October 31
	2006	2005
Operations:
Net investment income	$170,679	$77,916
Net realized gain on investments and non-U.S. currency transactions	573,472	164,301
Net unrealized appreciation on investments and non-U.S. currency translations	1,378,740	553,102
Net increase in net assets resulting from operations	2,122,891	795,319

Dividends paid to shareholders from net investment income and non-U.S. currency gain	(113,174)	(52,051)

Capital share transactions	2,830,417	1,877,407

Total increase in net assets	4,840,134	2,620,675

Net assets:
Beginning of year	5,353,692	2,733,017
End of year (including undistributed net investment income: $119,986 and $54,426, respectively)	$10,193,826	$5,353,692

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization - New World Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital by investing in stocks and bonds with significant exposure to countries that have developing economies and/or markets.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica® savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Forward currency contracts - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2.	Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the year ended October 31, 2006, non-U.S. taxes paid on realized gains were $2,943,000. As of October 31, 2006, non-U.S. taxes provided on unrealized gains were $4,168,000.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; unrealized appreciation of certain investments in non-U.S. securities; cost of investments sold; and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the year ended October 31, 2006, the fund reclassified $8,142,000 from undistributed net realized gains to undistributed net investment income; and $87,000 from undistributed net investment income and $47,000,000 from undistributed net realized gains to capital paid in on shares of capital stock to align financial reporting with tax reporting.

As of October 31, 2006, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows:

(dollars in thousands)
Undistributed ordinary income	$226,105
Undistributed long-term capital gain	442,715
Gross unrealized appreciation on investment securities	2,503,244
Gross unrealized depreciation on investment securities	(95,236)
Net unrealized appreciation on investment securities	2,408,008
Cost of investment securities	7,858,925

The above undistributed amounts reflect the utilization of capital loss carryforwards of $22,491,000.

Ordinary income distributions paid to shareholders from net investment income and non-U.S. currency gains were as follows (dollars in thousands):

Share class	Year ended October 31, 2006	Year ended October 31, 2005
Class A	$90,298	$42,710
Class B	2,659	1,140
Class C	4,219	1,414
Class F	7,334	3,321
Class 529-A	1,680	615
Class 529-B	159	67
Class 529-C	297	101
Class 529-E	83	28
Class 529-F	89	43
Class R-1	64	24
Class R-2	794	259
Class R-3	766	292
Class R-4	327	79
Class R-5	4,405	1,958
Total	$113,174	$52,051

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, Inc.SM ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.850% on the first $500 million of daily net assets and decreasing to 0.540% on such assets in excess of $6.5 billion. CRMC is currently waiving 10% of investment advisory services fees. During the year ended October 31, 2006, total investment advisory services fees waived by CRMC were $5,054,000. As a result, the fee shown on the accompanying financial statements of $50,537,000, which was equivalent to an annualized rate of 0.625%, was reduced to $45,483,000, or 0.563% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of October 31, 2006, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described on the following page.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the year ended October 31, 2006, the total administrative services fees paid by CRMC were $3,000, $146,000 and $2,000 for Class R-1, R-2 and R-3, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the year ended October 31, 2006, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$14,272	$7,226	Not applicable	Not applicable	Not applicable
Class B	2,630	364	Not applicable	Not applicable	Not applicable
Class C	4,130	Included in administrative services	$620	$123	Not applicable
Class F	1,295		471	115	Not applicable
Class 529-A	202		125	23	$127
Class 529-B	170		17	9	17
Class 529-C	317		31	15	32
Class 529-E	36		7	1	7
Class 529-F	-		6	1	6
Class R-1	69		9	6	Not applicable
Class R-2	595		118	359	Not applicable
Class R-3	344		101	95	Not applicable
Class R-4	66		37	4	Not applicable
Class R-5	Not applicable		271	6	Not applicable
Total	$24,126	$7,590	$1,813	$757	$189

Deferred directors’ compensation - Since the adoption of the deferred compensation plan in 1999, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $455,000, shown on the accompanying financial statements, includes $279,000 in current fees (either paid in cash or deferred) and a net increase of $176,000 in the value of the deferred amounts.

Affiliated officers and directors - Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2006
Class A	$2,953,304	69,791	$86,181	2,241	$(1,001,364)	(23,654)	$2,038,121	48,378
Class B	136,711	3,273	2,560	67	(40,416)	(970)	98,855	2,370
Class C	269,845	6,541	4,004	106	(85,407)	(2,069)	188,442	4,578
Class F	321,495	7,586	6,387	167	(120,402)	(2,814)	207,480	4,939
Class 529-A	71,670	1,704	1,679	44	(9,295)	(216)	64,054	1,532
Class 529-B	7,460	180	159	4	(796)	(19)	6,823	165
Class 529-C	17,345	417	297	8	(2,521)	(61)	15,121	364
Class 529-E	4,175	100	82	2	(338)	(8)	3,919	94
Class 529-F	2,876	69	89	2	(531)	(13)	2,434	58
Class R-1	9,038	217	64	2	(3,528)	(86)	5,574	133
Class R-2	64,900	1,554	791	21	(22,054)	(531)	43,637	1,044
Class R-3	63,421	1,491	763	20	(22,598)	(531)	41,586	980
Class R-4	30,976	718	327	9	(10,568)	(246)	20,735	481
Class R-5	119,426	2,796	4,174	108	(29,964)	(711)	93,636	2,193
Total net increase
(decrease)	$4,072,642	96,437	$107,557	2,801	$(1,349,782)	(31,929)	$2,830,417	67,309

Year ended October 31, 2005
Class A	$1,725,369	50,781	$40,564	1,293	$(375,444)	(11,102)	$1,390,489	40,972
Class B	71,650	2,138	1,100	35	(15,270)	(458)	57,480	1,715
Class C	141,506	4,264	1,352	44	(22,546)	(685)	120,312	3,623
Class F	179,769	5,348	2,907	94	(54,524)	(1,644)	128,152	3,798
Class 529-A	36,812	1,091	615	20	(2,124)	(63)	35,303	1,048
Class 529-B	4,262	128	67	2	(200)	(6)	4,129	124
Class 529-C	9,846	297	101	3	(848)	(26)	9,099	274
Class 529-E	1,949	58	28	1	(107)	(3)	1,870	56
Class 529-F	1,318	40	43	1	(279)	(8)	1,082	33
Class R-1	2,530	75	24	1	(1,325)	(39)	1,229	37
Class R-2	32,939	988	258	8	(8,685)	(260)	24,512	736
Class R-3	30,144	898	290	9	(11,345)	(323)	19,089	584
Class R-4	11,245	331	79	3	(1,791)	(53)	9,533	281
Class R-5	83,844	2,476	1,837	59	(10,553)	(313)	75,128	2,222
Total net increase
(decrease)	$2,333,183	68,913	$49,265	1,573	$(505,041)	(14,983)	$1,877,407	55,503

(*) Includes exchanges between share classes of the fund.

6. Forward currency contracts

As of October 31, 2006, the fund had an open forward currency contract to sell non-U.S. currencies as follows (amounts in thousands):

	Contract amount		U.S. valuation at October 31, 2006

Non-U.S. currency contract	Non-U.S.	U.S.	Amount	Unrealized appreciation

Sales:

South Afican rand expiring 12/01/2006	ZAR338,225	$50,000	$45,661	$4,339

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $4,651,300,000 and $2,103,874,000, respectively, during the year ended October 31, 2006.

Financial highlights (1)

		Income (loss) from investment operations(2)

	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized )	Total from investment operations	Dividends (from net investment income )	Net asset value, end of period	Total return (3)	Net assets, end of period (in millions	)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers	(4)	Ratio of net income to average net assets
Class A:
Year ended 10/31/2006	$36.32	$.93		$11.02	$11.95	$(.73)	$47.54	33.37%	$7,791			1.06%		1.00%		2.19%
Year ended 10/31/2005	29.68	.68		6.51	7.19	(.55)	36.32	24.50	4,195			1.18		1.12		2.00
Year ended 10/31/2004	25.60	.47		4.20	4.67	(.59)	29.68	18.51	2,212			1.23		1.22		1.68
Year ended 10/31/2003	18.90	.39		6.56	6.95	(.25)	25.60	37.19	1,528			1.31		1.31		1.86
Year ended 10/31/2002	19.04	.34		.07	.41	(.55)	18.90	1.95	1,071			1.34		1.34		1.65
Class B:
Year ended 10/31/2006	35.71	.59		10.84	11.43	(.52)	$46.62	32.33	332			1.85		1.79		1.40
Year ended 10/31/2005	29.23	.42		6.42	6.84	(.36)	35.71	23.57	170			1.94		1.88		1.24
Year ended 10/31/2004	25.29	.25		4.14	4.39	(.45)	29.23	17.58	89			2.01		2.00		.91
Year ended 10/31/2003	18.69	.22		6.50	6.72	(.12)	25.29	36.12	52			2.10		2.10		1.05
Year ended 10/31/2002	18.82	.16		.09	.25	(.38)	18.69	1.17	29			2.15		2.15		.78
Class C:
Year ended 10/31/2006	35.42	.57		10.75	11.32	(.54)	$46.20	32.27	532			1.89		1.83		1.36
Year ended 10/31/2005	29.03	.40		6.37	6.77	(.38)	35.42	23.52	246			1.98		1.92		1.21
Year ended 10/31/2004	25.18	.24		4.11	4.35	(.50)	29.03	17.53	96			2.04		2.03		.89
Year ended 10/31/2003	18.66	.21		6.48	6.69	(.17)	25.18	36.10	39			2.12		2.12		.99
Year ended 10/31/2002	18.76	.12		.12	.24	(.34)	18.66	1.15	13			2.14		2.14		.61
Class F:
Year ended 10/31/2006	36.13	.92		10.97	11.89	(.73)	$47.29	33.38	673			1.07		1.01		2.18
Year ended 10/31/2005	29.54	.67		6.47	7.14	(.55)	36.13	24.46	336			1.19		1.14		1.98
Year ended 10/31/2004	25.52	.46		4.17	4.63	(.61)	29.54	18.44	162			1.27		1.26		1.65
Year ended 10/31/2003	18.88	.38		6.54	6.92	(.28)	25.52	37.10	71			1.35		1.35		1.77
Year ended 10/31/2002	18.98	.28		.12	.40	(.50)	18.88	1.95	23			1.38		1.38		1.35
Class 529-A:
Year ended 10/31/2006	36.19	.92		10.97	11.89	(.73)	$47.35	33.32	171			1.09		1.03		2.15
Year ended 10/31/2005	29.59	.67		6.48	7.15	(.55)	36.19	24.45	76			1.21		1.15		1.97
Year ended 10/31/2004	25.56	.46		4.18	4.64	(.61)	29.59	18.43	31			1.27		1.26		1.65
Year ended 10/31/2003	18.89	.40		6.54	6.94	(.27)	25.56	37.18	13			1.30		1.30		1.87
Period from 2/19/2002 to 10/31/2002	21.19	.14		(2.44)	(2.30)	-	18.89	(10.85)	5			1.47	(5)	1.47	(5)	.99	(5)
Class 529-B:
Year ended 10/31/2006	35.58	.53		10.81	11.34	(.48)	$46.44	32.14	22			1.97		1.90		1.28
Year ended 10/31/2005	29.15	.36		6.41	6.77	(.34)	35.58	23.38	11			2.09		2.04		1.09
Year ended 10/31/2004	25.25	.20		4.14	4.34	(.44)	29.15	17.41	6			2.17		2.17		.74
Year ended 10/31/2003	18.79	.19		6.48	6.67	(.21)	25.25	35.86	3			2.27		2.27		.89
Period from 2/26/2002 to 10/31/2002	21.20	.02		(2.43)	(2.41)	-	18.79	(11.37)	1			2.25	(5)	2.25	(5)	.14	(5)
Class 529-C:
Year ended 10/31/2006	35.60	.54		10.81	11.35	(.50)	$46.45	32.19	43			1.96		1.89		1.29
Year ended 10/31/2005	29.17	.37		6.40	6.77	(.34)	35.60	23.38	20			2.08		2.02		1.11
Year ended 10/31/2004	25.28	.21		4.14	4.35	(.46)	29.17	17.43	8			2.16		2.15		.76
Year ended 10/31/2003	18.79	.19		6.50	6.69	(.20)	25.28	35.90	4			2.24		2.24		.90
Period from 2/25/2002 to 10/31/2002	21.15	.04		(2.40)	(2.36)	-	18.79	(11.16)	1			2.21	(5)	2.21	(5)	.26	(5)
Class 529-E:
Year ended 10/31/2006	36.00	.77		10.91	11.68	(.64)	$47.04	32.87	10			1.43		1.37		1.82
Year ended 10/31/2005	29.46	.56		6.45	7.01	(.47)	36.00	24.02	4			1.55		1.49		1.65
Year ended 10/31/2004	25.46	.36		4.18	4.54	(.54)	29.46	18.07	2			1.62		1.61		1.31
Year ended 10/31/2003	18.86	.31		6.53	6.84	(.24)	25.46	36.64	1			1.69		1.69		1.47
Period from 3/22/2002 to 10/31/2002	22.57	.10		(3.81)	(3.71)	-	18.86	(16.44)	-		(6)	1.66	(5)	1.66	(5)	.78	(5)
Class 529-F:
Year ended 10/31/2006	36.15	.98		10.97	11.95	(.74)	$47.36	33.55	8			.93		.87		2.31
Year ended 10/31/2005	29.53	.68		6.47	7.15	(.53)	36.15	24.49	4			1.17		1.11		2.02
Year ended 10/31/2004	25.54	.43		4.18	4.61	(.62)	29.53	18.33	2			1.37		1.36		1.54
Year ended 10/31/2003	18.90	.39		6.52	6.91	(.27)	25.54	37.01	1			1.43		1.43		1.74
Period from 9/17/2002 to 10/31/2002	19.44	-	(7)	(.54)	(.54)	-	18.90	(2.78)	-		(6)	.17		.17		-	(8)

Class R-1:
Year ended 10/31/2006	$35.64	$.57		$10.80	$11.37	$(.55)	$46.46	32.22%	$11			1.93%		1.83%		1.35%
Year ended 10/31/2005	29.22	.40		6.41	6.81	(.39)	35.64	23.51	3			2.06		1.92		1.19
Year ended 10/31/2004	25.33	.25		4.14	4.39	(.50)	29.22	17.57	2			2.16		2.04		.92
Year ended 10/31/2003	18.85	.23		6.50	6.73	(.25)	25.33	36.07	-		(6)	2.84		2.10		1.05
Period from 6/11/2002 to 10/31/2002	22.44	.01		(3.60)	(3.59)	-	18.85	(16.00)	-		(6)	3.49		.81		.06
Class R-2:
Year ended 10/31/2006	35.62	.58		10.80	11.38	(.54)	46.46	32.30	110			2.05		1.80		1.38
Year ended 10/31/2005	29.21	.41		6.40	6.81	(.40)	35.62	23.53	47			2.27		1.89		1.23
Year ended 10/31/2004	25.34	.25		4.14	4.39	(.52)	29.21	17.58	17			2.57		2.00		.91
Year ended 10/31/2003	18.86	.22		6.51	6.73	(.25)	25.34	36.09	6			2.69		2.06		.98
Period from 6/7/2002 to 10/31/2002	22.37	(.02)		(3.49)	(3.51)	-	18.86	(15.69)	1			1.04		.83		(.11)
Class R-3:
Year ended 10/31/2006	36.07	.74		10.94	11.68	(.62)	47.13	32.77	100			1.49		1.42		1.75
Year ended 10/31/2005	29.53	.55		6.47	7.02	(.48)	36.07	24.02	41			1.60		1.51		1.62
Year ended 10/31/2004	25.56	.36		4.18	4.54	(.57)	29.53	18.03	16			1.70		1.62		1.30
Year ended 10/31/2003	18.96	.30		6.56	6.86	(.26)	25.56	36.63	6			1.84		1.68		1.37
Period from 6/6/2002 to 10/31/2002	22.41	.03		(3.48)	(3.45)	-	18.96	(15.39)	1			.77		.68		.13
Class R-4:
Year ended 10/31/2006	36.33	.91		11.01	11.92	(.74)	47.51	33.29	41			1.11		1.05		2.12
Year ended 10/31/2005	29.72	.68		6.49	7.17	(.56)	36.33	24.44	14			1.21		1.15		1.98
Year ended 10/31/2004	25.68	.47		4.20	4.67	(.63)	29.72	18.48	3			1.29		1.27		1.66
Year ended 10/31/2003	18.90	.39		6.57	6.96	(.18)	25.68	37.14	1			1.43		1.33		1.79
Period from 10/7/2002 to 10/31/2002	18.21	-	(7)	.69	.69	-	18.90	3.79	-		(6)	.13		.09		-	(8)
Class R-5:
Year ended 10/31/2006	36.43	1.04		11.05	12.09	(.81)	47.71	33.72	350			.81		.75		2.44
Year ended 10/31/2005	29.76	.78		6.51	7.29	(.62)	36.43	24.83	187			.89		.84		2.28
Year ended 10/31/2004	25.66	.55		4.20	4.75	(.65)	29.76	18.83	87			.95		.94		1.96
Year ended 10/31/2003	18.93	.46		6.57	7.03	(.30)	25.66	37.60	45			1.01		1.01		2.15
Period from 5/15/2002 to 10/31/2002	23.05	.12		(4.24)	(4.12)	-	18.93	(17.87)	27			.46		.46		.62

	Year ended October 31
	2006	2005	2004	2003	2002

Portfolio turnover rate for all classes of shares	30%	26%	20%	30%	32%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC.  During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes.  In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.

(5) Annualized.
(6) Amount less than $1 million.
(7) Amount less than $.01.
(8) Amount less than .01%.

See Notes to Financial Statements

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of New World Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of New World Fund, Inc. (the “Fund”), including the investment portfolio, as of October 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of New World Fund, Inc. as of October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Costa Mesa, California
December 8, 2006

Tax information
unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended October 31, 2006:

Foreign taxes	$18,727,000
Foreign source income	280,767,000
Qualified dividend income	156,270,000
Corporate dividends received deduction	6,172,000
U.S. government income that may be exempt from state taxation	1,600,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2007, to determine the calendar year amounts to be included on their 2006 tax returns. Shareholders should consult their tax advisers.


[LOGO - American Funds/R/]               The right choice for the long term/(R)/

New World Fund/SM/

 RETIREMENT PLAN
 PROSPECTUS

 January 1, 2007

 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objective, strategies and risks
10    Management and organization
13    Purchase, exchange and sale of shares
16    Sales charges
18    Sales charge reductions
20    Rollovers from retirement plans to IRAs
21    Plans of distribution
22    Other compensation to dealers
23    Distributions and taxes
24    Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


[This page intentionally left blank for this filing.]


Risk/Return summary

The fund seeks to make your investment grow over time by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries.
The fund is designed for investors seeking capital appreciation.  Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United
States or abroad. The values of debt securities owned by the fund may be affected by changing interest rates and credit risk assessments as well as by events specifically involving the issuers of those securities. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States, particularly in countries with developing economies and/ or markets, may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                       1

                                                    New World Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 3 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented. Past results are not predictive of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

'00  -20.90%
'01   -3.96
'02   -4.62
'03   43.36
'04   20.80
'05   22.20

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                      17.30%  (quarter ended June 30, 2003)
LOWEST                      -18.32%  (quarter ended September 30, 2001)

The fund's total return for the nine months ended September 30, 2006, was
17.13%.

                                       2

New World Fund / Prospectus


Unlike the bar chart on the previous page, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial sales charge imposed:

 . Class A share results reflect the maximum initial sales charge of 5.75%. This charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.

 . Class R shares are sold without any initial sales charge.

Results would be higher if calculated without a sales charge.

Unlike the Investment Results table below, the Additional Investment Results table on page 8 reflects the fund's results calculated without a sales charge.
 INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2005:
                                     1 YEAR   5 YEARS    LIFETIME/1/
----------------------------------------------------------------------

 CLASS A -- FIRST SOLD 6/17/99       15.17%    12.81%       8.91%

                                    1 YEAR   LIFETIME/1/
---------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/11/02    21.18%     17.96%
 CLASS R-2 -- FIRST SOLD 6/7/02     21.24      18.05
 CLASS R-3 -- FIRST SOLD 6/6/02     21.68      18.55
 CLASS R-4 -- FIRST SOLD 10/7/02    22.13      29.01
 CLASS R-5 -- FIRST SOLD 5/15/02    22.49      17.95

                                       1 YEAR  5 YEARS   LIFETIME/2/
---------------------------------------------------------------------

 INDEXES
 MSCI/(R)/ All Country World Index/3/  11.37%   3.41%       2.50%
 MSCI Emerging Markets Index/4/        34.54   19.44       11.24

/1/ Lifetime results for each share class are measured from the date the share class was first sold.
/2/ Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. In prior years, each index may have included different funds or securities from those that constitute the current year's index.
/3/ MSCI All Country World Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, consisting of 48 developed and emerging market country indexes. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
/4/ MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets, consisting of 25 emerging market country indexes. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

                                       3

                                                    New World Fund / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------

 Maximum initial sales charge on purchases      5.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none

* The initial sales charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                            CLASS  CLASS  CLASS  CLASS   CLASS
                                   CLASS A   R-1    R-2    R-3    R-4     R-5
-------------------------------------------------------------------------------

 Management fees/1/                 0.63%   0.63%  0.63%  0.63%  0.63%   0.63%
-------------------------------------------------------------------------------
 Distribution and/or service        0.23    1.00   0.75   0.50   0.25    none
 (12b-1) fees/2/
-------------------------------------------------------------------------------
 Other expenses                     0.20    0.30   0.67   0.36   0.23    0.18
-------------------------------------------------------------------------------
 Total annual fund operating        1.06    1.93   2.05   1.49   1.11    0.81
 expenses/1/
-------------------------------------------------------------------------------

/1/ The fund's investment adviser is currently waiving 10% of its management fee.
    The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. In addition, the investment adviser paid a portion of the fund's transfer agent fees for certain R share classes. Expenses shown above do not reflect any waiver or reimbursement. Information regarding the effect of any waiver/reimbursement on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.
/2/ Class A, R-1, R-2, R-3 and R-4 12b-1 fees may not exceed .30%, 1.00%, 1.00%,
    .75% and .50%, respectively, of the class' average net assets annually.

                                       4

New World Fund / Prospectus


OTHER EXPENSES
The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to the fund's investment adviser, affiliates of the adviser and unaffiliated third parties for providing recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing services to retirement plans.

             PAYMENTS TO AFFILIATED ENTITIES       PAYMENTS TO UNAFFILIATED
-----------------------------------------------            ENTITIES
                                               --------------------------------

 Class A            .05% of assets or                  .05% of assets or
             $12 per participant position/1/    $12 per participant position/1/
-------------------------------------------------------------------------------
 Class R-1           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2     .15% of assets plus $27 per              .25% of assets
             participant position/2/ or .35%
                      of assets/3/
-------------------------------------------------------------------------------
 Class R-3     .10% of assets plus $12 per              .15% of assets
             participant position/2/ or .19%
                      of assets/3/
-------------------------------------------------------------------------------
 Class R-4           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5           .05% of assets                     .05% of assets
-------------------------------------------------------------------------------

/1/ Payment amount depends on the date upon which services commenced.
/2/ Payment with respect to Recordkeeper Direct/(R)/ program.
/3/ Payment with respect to PlanPremier/(R)/ program.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                               1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------

 Class A*                       $677    $893    $1,126     $1,795
-------------------------------------------------------------------
 Class R-1                       196     606     1,042      2,254
-------------------------------------------------------------------
 Class R-2                       208     643     1,103      2,379
-------------------------------------------------------------------
 Class R-3                       152     471       813      1,779
-------------------------------------------------------------------
 Class R-4                       113     353       612      1,352
-------------------------------------------------------------------
 Class R-5                        83     259       450      1,002
-------------------------------------------------------------------

* Reflects the maximum initial sales charge in the first year.

                                       5

                                                    New World Fund / Prospectus

Investment objective, strategies and risks

The fund's investment objective is long-term capital appreciation. The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. In addition, the fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.
In determining whether a country is qualified, the fund will consider such factors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The fund's investment adviser will maintain a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina,
Brazil, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic,
Egypt, Hungary, India, Israel, Jordan, Lebanon, Malaysia, Mexico, Morocco, Oman,
Panama, Peru, Philippines, Poland, Russian Federation, South Africa, Thailand,
Turkey and Venezuela.

The prices of securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
and currency, interest rate and commodity price fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

The values of most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of

                                       6

New World Fund / Prospectus


principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation;
changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.
The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices.

A larger percentage of cash or money market instruments could reduce the magnitude of the fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                       7

                                                    New World Fund / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.
 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2005:
                                     1 YEAR   5 YEARS    LIFETIME/1/
----------------------------------------------------------------------

 CLASS A -- FIRST SOLD 6/17/99       22.20%    14.15%       9.91%

                                    1 YEAR   LIFETIME/1/
---------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/11/02    21.18%     17.96%
 CLASS R-2 -- FIRST SOLD 6/7/02     21.24      18.05
 CLASS R-3 -- FIRST SOLD 6/6/02     21.68      18.55
 CLASS R-4 -- FIRST SOLD 10/7/02    22.13      29.01
 CLASS R-5 -- FIRST SOLD 5/15/02    22.49      17.95

                                    1 YEAR  5 YEARS   LIFETIME/2/
------------------------------------------------------------------

 INDEXES
 MSCI All Country World Index/3/    11.37%   3.41%       2.50%
 MSCI Emerging Markets Index/4/     34.54   19.44       11.24

/1/ Lifetime results for each share class are measured from the date the share class was first sold.
/2/ Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. In prior years, each index may have included different funds or securities from those that constitute the current year's index.
/3/ MSCI All Country World Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, consisting of 48 developed and emerging market country indexes. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
/4/ MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets, consisting of 25 emerging market country indexes. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

                                       8

New World Fund / Prospectus


[Begin pie chart]

Industry diversification as of October 31, 2006 (percent of net assets)

17.45%  Financials
 9.79   Telecommunication services
 8.66   Consumer staples
 8.40   Materials
 7.96   Industrials
 7.83   Bonds & notes
 0.02   Rights & warrants
29.82   Other industries
10.07   Short-term securities & other assets less liabilities

[End pie chart]

GEOGRAPHICAL DISTRIBUTION OF NET ASSETS ON OCTOBER 31, 2006

 DEVELOPED-COUNTRY                                             35.5%
 EQUITIES
----------------------------------------------------------------------
 ASIA
 South Korea                                                    3.9
----------------------------------------------------------------------
 Taiwan                                                         3.6
----------------------------------------------------------------------
 Hong Kong                                                      2.4
----------------------------------------------------------------------
 Japan                                                          2.0
----------------------------------------------------------------------
 Singapore                                                       .5
----------------------------------------------------------------------
 THE AMERICAS
 United States                                                  4.9
----------------------------------------------------------------------
 Canada                                                          .9
----------------------------------------------------------------------
 EUROPE
 United Kingdom                                                 4.4
----------------------------------------------------------------------
 Switzerland                                                    3.3
----------------------------------------------------------------------
 Austria                                                        2.9
----------------------------------------------------------------------
 Spain                                                          1.9
----------------------------------------------------------------------
 Finland                                                        1.4
----------------------------------------------------------------------
 Germany                                                         .9
----------------------------------------------------------------------
 France                                                          .7
----------------------------------------------------------------------
 Denmark                                                         .7
----------------------------------------------------------------------
 Greece                                                          .4
----------------------------------------------------------------------
 Ireland                                                         .3
----------------------------------------------------------------------
 Sweden                                                          .2
----------------------------------------------------------------------
 Norway                                                          .1
----------------------------------------------------------------------
 Luxembourg                                                      .1

DEVELOPING-COUNTRY                                             46.6%
EQUITIES
----------------------------------------------------------------------
 ASIA
 India                                                          6.9
----------------------------------------------------------------------
 Thailand                                                       4.4
----------------------------------------------------------------------
 Indonesia                                                      3.5
----------------------------------------------------------------------
 Philippines                                                    2.4
----------------------------------------------------------------------
 China                                                          1.5
----------------------------------------------------------------------
 Malaysia                                                        .4
----------------------------------------------------------------------
 Pakistan                                                        .4
----------------------------------------------------------------------
 THE AMERICAS
 Brazil                                                         8.4
----------------------------------------------------------------------
 Mexico                                                         5.1
----------------------------------------------------------------------
 Panama                                                          .2
----------------------------------------------------------------------
 EUROPE
 Russia                                                         2.0
----------------------------------------------------------------------
 Hungary                                                        1.9
----------------------------------------------------------------------
 Poland                                                         1.3
----------------------------------------------------------------------
 Slovenia                                                        .6
----------------------------------------------------------------------
 Czech Republic                                                  .6
----------------------------------------------------------------------
 Turkey                                                          .3
----------------------------------------------------------------------
 AFRICA/MIDDLE EAST
 South Africa                                                   3.7
----------------------------------------------------------------------
 Israel                                                         1.3
----------------------------------------------------------------------
 Egypt                                                          1.2
----------------------------------------------------------------------
 Oman                                                            .5
----------------------------------------------------------------------

DEVELOPING-COUNTRY                                              7.8%
BONDS
----------------------------------------------------------------------
 ASIA
 Philippines                                                     .5
----------------------------------------------------------------------
 THE AMERICAS
 Brazil                                                         1.4
----------------------------------------------------------------------
 Mexico                                                         1.3
----------------------------------------------------------------------
 Argentina                                                      1.1
----------------------------------------------------------------------
 Colombia                                                        .7
----------------------------------------------------------------------
 Peru                                                            .6
----------------------------------------------------------------------
 Panama                                                          .4
----------------------------------------------------------------------
 Dominican Republic                                              .2
----------------------------------------------------------------------
 Chile                                                           .1
----------------------------------------------------------------------
 EUROPE
 Russia                                                          .8
----------------------------------------------------------------------
 Turkey                                                          .6
----------------------------------------------------------------------
 AFRICA/MIDDLE EAST
 Egypt                                                           .1
----------------------------------------------------------------------
 SHORT-TERM
 SECURITIES &
 OTHER ASSETS
 LESS LIABILITIES                                              10.1%
----------------------------------------------------------------------
TOTAL                                                         100.0%

Because the fund is actively managed, its holdings will change over time.
For updated information on the fund's portfolio holdings, please visit us at
americanfunds.com.

                                       9

                                                    New World Fund / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 135 South State
College Boulevard, Brea, California 92821. Capital Research and Management
Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of directors is contained in the fund's semi-annual report to shareholders for the fiscal period ended April 30, 2006.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution for the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. For example, with respect to equity transactions, the fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions. However, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser.

PORTFOLIO HOLDINGS
Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the lower portion of the fund's details page on the website. A list of the fund's top 10 equity holdings, updated as of each month-end, is generally posted to this page within 14 days after the end of the applicable month.

                                       10

New World Fund / Prospectus


A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within
45 days after the end of the applicable quarter. Both lists remain available on the website until new information for the next month or quarter is posted.
Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM
Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital
Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company.

The primary individual portfolio counselors for New World Fund are:
                                       PRIMARY TITLE WITH      PORTFOLIO
                         PORTFOLIO     INVESTMENT ADVISER      COUNSELOR'S
 PORTFOLIO COUNSELOR/    COUNSELOR     (OR AFFILIATE)          ROLE IN
 FUND TITLE              EXPERIENCE    AND INVESTMENT          MANAGEMENT
 (IF APPLICABLE)        IN THIS FUND   EXPERIENCE              OF THE FUND
-------------------------------------------------------------------------------------

 ROBERT W. LOVELACE       8 years      Senior Vice President   Serves as an equity
 President and                         and Director, Capital   portfolio counselor
 Director                              Research and
                                       Management Company

                                       Investment
                                       professional for 22
                                       years, all with
                                       Capital Research and
                                       Management Company or
                                       affiliate
-------------------------------------------------------------------------------------
 MARK E. DENNING          8 years      Director, Capital       Serves as an equity
 Senior Vice President                 Research and            portfolio counselor
                                       Management Company

                                       Investment
                                       professional for 24
                                       years, all with
                                       Capital Research and
                                       Management Company or
                                       affiliate
-------------------------------------------------------------------------------------
 DAVID C. BARCLAY         8 years      Senior Vice             Serves as a
 Vice President                        President, Capital      fixed-income portfolio
                                       Research and            counselor
                                       Management Company

                                       Investment
                                       professional for 26
                                       years in total; 19
                                       years with Capital
                                       Research and
                                       Management Company or
                                       affiliate
-------------------------------------------------------------------------------------
 ALWYN W. HEONG           8 years      Senior Vice President   Serves as an equity
 Vice President                        and Director, Capital   portfolio counselor
                                       Research Company

                                       Investment
                                       professional for 18
                                       years in total; 14
                                       years with Capital
                                       Research and
                                       Management Company or
                                       affiliate
-------------------------------------------------------------------------------------
 CARL M. KAWAJA           8 years      Senior Vice             Serves as an equity
 Vice President                        President, Capital      portfolio counselor
                                       Research Company

                                       Investment
                                       professional for 19
                                       years in total; 16
                                       years with Capital
                                       Research and
                                       Management Company or
                                       affiliate
-------------------------------------------------------------------------------------

                                       11

                                                    New World Fund / Prospectus

Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.

CERTAIN PRIVILEGES AND/OR SERVICES DESCRIBED ON THE FOLLOWING PAGES OF THIS
PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION MAY NOT BE AVAILABLE
TO YOU DEPENDING ON YOUR INVESTMENT DEALER OR RETIREMENT PLAN RECORDKEEPER.
PLEASE SEE YOUR FINANCIAL ADVISER, INVESTMENT DEALER OR PLAN RECORDKEEPER FOR
MORE INFORMATION.

                                       12

New World Fund / Prospectus


Purchase, exchange and sale of shares

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND
AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW TO
OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON
YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT
PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE
THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE
OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the
PlanPremier or Recordkeeper Direct recordkeeping programs.
Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class
R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth Individual Retirement Accounts
(IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs,
individual 403(b) plans and 529 college savings plans.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

FREQUENT TRADING OF FUND SHARES
The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, resulting in dilution of the value of the shares held by long-term shareholders.
Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected.

                                       13

                                                    New World Fund / Prospectus

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of directors has also adopted certain policies and procedures with respect to frequent purchases and redemptions of fund shares. Under the fund's "purchase blocking policy," any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from the fund will be precluded from investing in the fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. This prohibition will not apply to redemptions by shareholders whose shares are held on the books of third-party intermediaries that have not adopted procedures to implement this policy. American Funds Service Company will work with intermediaries to develop such procedures or other procedures that American
Funds Service Company determines are reasonably designed to achieve the objective of the purchase blocking policy. At the time the intermediaries adopt these procedures, shareholders whose accounts are on the books of such intermediaries will be subject to this purchase blocking policy or another frequent trading policy that is reasonably designed to achieve the objective of the purchase blocking policy. There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:
systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; retirement plan contributions, loans and distributions
(including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

NOTWITHSTANDING THE FUND'S PURCHASE BLOCKING POLICY, ALL TRANSACTIONS IN FUND
SHARES REMAIN SUBJECT TO THE FUND'S AND AMERICAN FUNDS DISTRIBUTORS' RIGHT TO
RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY (INCLUDING THE TYPES OF
TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED OR TRIGGER A PURCHASE
BLOCK UNDER THE POLICY). SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR MORE
INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE COMPANY MAY ADDRESS OTHER
POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN FUNDS.

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money

                                       14

New World Fund / Prospectus


market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares." This paragraph does not apply to rollover investments as described under "Rollovers from retirement plans to IRAs."

VALUING SHARES
The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock
Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund's  securities that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

                                       15

                                                    New World Fund / Prospectus

Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                              SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------

 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none          see below
 investments described below
------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:
.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived A share program with the American Funds; and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" below for more information).

                                       16

New World Fund / Prospectus


The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies.
Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS
 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions." Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table above.

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

CLASS R SHARES
Class R shares are sold without any initial or contingent deferred sales charge.
The distributor will pay dealers annually an asset-based compensation of up to
1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50%
for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution"
below).

                                       17

                                                    New World Fund / Prospectus

Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.
IN ADDITION TO THE INFORMATION BELOW, YOU MAY OBTAIN MORE INFORMATION ABOUT
SALES CHARGE REDUCTIONS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS
WEBSITE AT AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR
FROM YOUR FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE
Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION
 You may take into account your accumulated holdings in all share classes of the
 American Funds to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a)
 the current value of your existing holdings or (b) the amount you invested
 (excluding capital appreciation) less any withdrawals. Please see the statement of additional information for details. You should retain any records necessary to substantiate the historical amounts you have invested. The current value of existing investments in an American Legacy/(R)/ Retirement Investment Plan may
 also be taken into account to determine your Class A sales charge.

                                       18

New World Fund / Prospectus


STATEMENT OF INTENTION
 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of American Funds non-money market funds you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" above for more information.

RIGHT OF REINVESTMENT
Please see the "Sales" section of "Purchase, exchange and sale of shares" above for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

                                       19

                                                    New World Fund / Prospectus

Rollovers from retirement plans to IRAs
Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover. More information on Class B, C and F shares can be found in the fund's prospectus for nonretirement plan shareholders. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and
.. rollovers to IRAs that are attributable to American Funds investments, if they meet all of the following three requirements:

 -- the retirement plan from which assets are being rolled over is part of an
    American Funds proprietary retirement plan program (such as PlanPremier,
    Recordkeeper Direct or Recordkeeper Connect/(R)/) or is a plan whose participant subaccounts are serviced by American Funds Service Company;

 -- the plan's assets were invested in American Funds at the time of distribution; and

 -- the plan's assets are rolled over to an American Funds IRA with Capital Bank and Trust Company as custodian.
IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information if invested in Class A shares.

TRANSFERS TO IRAS

Transfers to IRAs that are attributable to American Funds investments held in
SIMPLE IRAs, SEPs or SARSEPs will not be subject to a sales charge if invested in Class A shares.

                                       20

New World Fund / Prospectus


Plans of distribution
The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .30% for Class A shares, up to 1.00% for Class R-1 and R-2 shares, up to .75% for Class R-3 shares and up to .50% for Class R-4 shares. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

                                       21

                                                    New World Fund / Prospectus

Other compensation to dealers
American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers (or their affiliates) who have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2006, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the
American Funds.

                                       22

New World Fund / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS
The fund intends to distribute dividends to shareholders, usually in December.

Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS
Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       23

                                                    New World Fund / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                 INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/

                                                                       Net
                                                                 gains (losses)
                                      Net asset                   on securities
                                       value,         Net        (both realized   Total from
                                      beginning    investment          and        investment
                                      of period  income (loss)     unrealized)    operations
-----------------------------------------------------------------------------------------------

CLASS A:
Year ended 10/31/2006                  $36.32        $.93            $11.02         $11.95
Year ended 10/31/2005                   29.68         .68              6.51           7.19
Year ended 10/31/2004                   25.60         .47              4.20           4.67
Year ended 10/31/2003                   18.90         .39              6.56           6.95
Year ended 10/31/2002                   19.04         .34               .07            .41
-----------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 10/31/2006                   35.64         .57             10.80          11.37
Year ended 10/31/2005                   29.22         .40              6.41           6.81
Year ended 10/31/2004                   25.33         .25              4.14           4.39
Year ended 10/31/2003                   18.85         .23              6.50           6.73
Period from 6/11/2002 to 10/31/2002     22.44         .01             (3.60)         (3.59)
-----------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 10/31/2006                   35.62         .58             10.80          11.38
Year ended 10/31/2005                   29.21         .41              6.40           6.81
Year ended 10/31/2004                   25.34         .25              4.14           4.39
Year ended 10/31/2003                   18.86         .22              6.51           6.73
Period from 6/7/2002 to 10/31/2002      22.37        (.02 )           (3.49)         (3.51)
-----------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 10/31/2006                  $36.07        $.74            $10.94         $11.68
Year ended 10/31/2005                   29.53         .55              6.47           7.02
Year ended 10/31/2004                   25.56         .36              4.18           4.54
Year ended 10/31/2003                   18.96         .30              6.56           6.86
Period from 6/6/2002 to 10/31/2002      22.41         .03             (3.48)         (3.45)
-----------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 10/31/2006                   36.33         .91             11.01          11.92
Year ended 10/31/2005                   29.72         .68              6.49           7.17
Year ended 10/31/2004                   25.68         .47              4.20           4.67
Year ended 10/31/2003                   18.90         .39              6.57           6.96
Period from 10/7/2002 to 10/31/2002     18.21          --/6/            .69            .69
-----------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 10/31/2006                  36.43        1.04             11.05          12.09
 Year ended 10/31/2005                  29.76         .78              6.51           7.29
 Year ended 10/31/2004                  25.66         .55              4.20           4.75
 Year ended 10/31/2003                  18.93         .46              6.57           7.03
 Period from 5/15/2002 to 10/31/2002    23.05         .12             (4.24)         (4.12)

                                      Dividends
                                      (from net     Net asset
                                      investment  value, end of    Total
                                       income)       period      return/3/
----------------------------------------------------------------------------

CLASS A:
Year ended 10/31/2006                   $(.73)       $47.54        33.37%
Year ended 10/31/2005                    (.55)        36.32        24.50
Year ended 10/31/2004                    (.59)        29.68        18.51
Year ended 10/31/2003                    (.25)        25.60        37.19
Year ended 10/31/2002                    (.55)        18.90         1.95
----------------------------------------------------------------------------
CLASS R-1:
Year ended 10/31/2006                    (.55)        46.46        32.22
Year ended 10/31/2005                    (.39)        35.64        23.51
Year ended 10/31/2004                    (.50)        29.22        17.57
Year ended 10/31/2003                    (.25)        25.33        36.07
Period from 6/11/2002 to 10/31/2002        --         18.85       (16.00)
----------------------------------------------------------------------------
CLASS R-2:
Year ended 10/31/2006                    (.54)        46.46        32.30
Year ended 10/31/2005                    (.40)        35.62        23.53
Year ended 10/31/2004                    (.52)        29.21        17.58
Year ended 10/31/2003                    (.25)        25.34        36.09
Period from 6/7/2002 to 10/31/2002         --         18.86       (15.69)
----------------------------------------------------------------------------
CLASS R-3:
Year ended 10/31/2006                   $(.62)       $47.13        32.77%
Year ended 10/31/2005                    (.48)        36.07        24.02
Year ended 10/31/2004                    (.57)        29.53        18.03
Year ended 10/31/2003                    (.26)        25.56        36.63
Period from 6/6/2002 to 10/31/2002         --         18.96       (15.39)
----------------------------------------------------------------------------
CLASS R-4:
Year ended 10/31/2006                    (.74)        47.51        33.29
Year ended 10/31/2005                    (.56)        36.33        24.44
Year ended 10/31/2004                    (.63)        29.72        18.48
Year ended 10/31/2003                    (.18)        25.68        37.14
Period from 10/7/2002 to 10/31/2002        --         18.90         3.79
----------------------------------------------------------------------------
CLASS R-5:
 Year ended 10/31/2006                   (.81)        47.71        33.72
 Year ended 10/31/2005                   (.62)        36.43        24.83
 Year ended 10/31/2004                   (.65)        29.76        18.83
 Year ended 10/31/2003                   (.30)        25.66        37.60
 Period from 5/15/2002 to 10/31/2002       --         18.93       (17.87)

                                                      Ratio of     Ratio of
                                                      expenses     expenses
                                                     to average   to average
                                                     net assets   net assets
                                       Net assets,     before        after      Ratio of net
                                         end of         reim-        reim-      income (loss)
                                         period      bursements/  bursements/    to average
                                      (in millions)    waivers    waivers/4/     net assets
----------------------------------------------------------------------------------------------

CLASS A:
Year ended 10/31/2006                    $7,791         1.06%        1.00%         2.19%
Year ended 10/31/2005                     4,195         1.18         1.12          2.00
Year ended 10/31/2004                     2,212         1.23         1.22          1.68
Year ended 10/31/2003                     1,528         1.31         1.31          1.86
Year ended 10/31/2002                     1,071         1.34         1.34          1.65
----------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 10/31/2006                        11         1.93         1.83          1.35
Year ended 10/31/2005                         3         2.06         1.92          1.19
Year ended 10/31/2004                         2         2.16         2.04           .92
Year ended 10/31/2003                        --/5/      2.84         2.10          1.05
Period from 6/11/2002 to 10/31/2002          --/5/      3.49          .81           .06
----------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 10/31/2006                       110         2.05         1.80          1.38
Year ended 10/31/2005                        47         2.27         1.89          1.23
Year ended 10/31/2004                        17         2.57         2.00           .91
Year ended 10/31/2003                         6         2.69         2.06           .98
Period from 6/7/2002 to 10/31/2002            1         1.04          .83          (.11 )
----------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 10/31/2006                    $  100         1.49%        1.42%         1.75%
Year ended 10/31/2005                        41         1.60         1.51          1.62
Year ended 10/31/2004                        16         1.70         1.62          1.30
Year ended 10/31/2003                         6         1.84         1.68          1.37
Period from 6/6/2002 to 10/31/2002            1          .77          .68           .13
----------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 10/31/2006                        41         1.11         1.05          2.12
Year ended 10/31/2005                        14         1.21         1.15          1.98
Year ended 10/31/2004                         3         1.29         1.27          1.66
Year ended 10/31/2003                         1         1.43         1.33          1.79
Period from 10/7/2002 to 10/31/2002          --/5/       .13          .09            --/7/
----------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 10/31/2006                      350          .81          .75          2.44
 Year ended 10/31/2005                      187          .89          .84          2.28
 Year ended 10/31/2004                       87          .95          .94          1.96
 Year ended 10/31/2003                       45         1.01         1.01          2.15
 Period from 5/15/2002 to 10/31/2002         27          .46          .46           .62

                                                  24

New World Fund / Prospectus


                                          YEAR ENDED OCTOBER 31
                           2006        2005        2004        2003         2002
------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       30%         26%         20%         30%          32%
OF SHARES

/1/ Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
/2/ Based on average shares outstanding.
/3/ Total returns exclude all sales charges.
/4/ The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. See the
    Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus and the fund's annual report for more information.
/5/ Amount less than $1 million.
/6/ Amount less than $.01.
/7/ Amount less than .01%.
                                                    New World Fund / Prospectus

                                       25


NOTES

                                       26

New World Fund / Prospectus


NOTES

                                       27

                                                    New World Fund / Prospectus

[LOGO - American Funds/R/]                    The right choice for the long term/(R)/

FOR SHAREHOLDER SERVICES         American Funds Service Company
                                 800/421-0180
FOR RETIREMENT PLAN SERVICES     Call your employer or plan administrator
FOR DEALER SERVICES              American Funds Distributors
                                 800/421-9900
FOR 24-HOUR INFORMATION          americanfunds.com
                                 For Class R share information,visit
                                 AmericanFundsRetirement.com

Telephone calls you have with the American Funds organization may be monitored or recorded for quality assurance, verification and/or recordkeeping purposes. By speaking with us on the telephone, you are giving your consent to such monitoring and recording.
-----------------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies, and the independent registered public accounting firm's report (in the annual report).
STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC
(202/551-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F Street, NE, Washington,
DC 20549. The current SAI and shareholder reports are also available, free of charge, on americanfunds.com.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los
Angeles, California 90071.

[recycle bug logo]

Printed on recycled paper
RPGEPR-936-0107P Litho in USA CGD/MC/8041     Investment Company File No. 811-09105
-----------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management       Capital International
Capital Guardian      Capital Bank and Trust


THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ VINCENT P. CORTI
    VINCENT P. CORTI
    SECRETARY


[LOGO - American Funds/R/]               The right choice for the long term/(R)/

New World Fund/SM/

 RETIREMENT PLAN
 PROSPECTUS

 January 1, 2007

 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objective, strategies and risks
10    Management and organization
13    Purchase, exchange and sale of shares
16    Sales charges
18    Sales charge reductions
20    Rollovers from retirement plans to IRAs
21    Plans of distribution
22    Other compensation to dealers
23    Distributions and taxes
24    Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


[This page intentionally left blank for this filing.]


Risk/Return summary

The fund seeks to make your investment grow over time by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries.
The fund is designed for investors seeking capital appreciation.  Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United
States or abroad. The values of debt securities owned by the fund may be affected by changing interest rates and credit risk assessments as well as by events specifically involving the issuers of those securities. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States, particularly in countries with developing economies and/ or markets, may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                       1

                                                    New World Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 3 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented. Past results are not predictive of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

'00  -20.90%
'01   -3.96
'02   -4.62
'03   43.36
'04   20.80
'05   22.20

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                      17.30%  (quarter ended June 30, 2003)
LOWEST                      -18.32%  (quarter ended September 30, 2001)

The fund's total return for the nine months ended September 30, 2006, was
17.13%.

                                       2

New World Fund / Prospectus


Unlike the bar chart on the previous page, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial sales charge imposed:

 . Class A share results reflect the maximum initial sales charge of 5.75%. This charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.

 . Class R shares are sold without any initial sales charge.

Results would be higher if calculated without a sales charge.

Unlike the Investment Results table below, the Additional Investment Results table on page 8 reflects the fund's results calculated without a sales charge.
 INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2005:
                                     1 YEAR   5 YEARS    LIFETIME/1/
----------------------------------------------------------------------

 CLASS A -- FIRST SOLD 6/17/99       15.17%    12.81%       8.91%

                                    1 YEAR   LIFETIME/1/
---------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/11/02    21.18%     17.96%
 CLASS R-2 -- FIRST SOLD 6/7/02     21.24      18.05
 CLASS R-3 -- FIRST SOLD 6/6/02     21.68      18.55
 CLASS R-4 -- FIRST SOLD 10/7/02    22.13      29.01
 CLASS R-5 -- FIRST SOLD 5/15/02    22.49      17.95

                                       1 YEAR  5 YEARS   LIFETIME/2/
---------------------------------------------------------------------

 INDEXES
 MSCI/(R)/ All Country World Index/3/  11.37%   3.41%       2.50%
 MSCI Emerging Markets Index/4/        34.54   19.44       11.24

/1/ Lifetime results for each share class are measured from the date the share class was first sold.
/2/ Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. In prior years, each index may have included different funds or securities from those that constitute the current year's index.
/3/ MSCI All Country World Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, consisting of 48 developed and emerging market country indexes. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
/4/ MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets, consisting of 25 emerging market country indexes. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

                                       3

                                                    New World Fund / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------

 Maximum initial sales charge on purchases      5.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none

* The initial sales charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                            CLASS  CLASS  CLASS  CLASS   CLASS
                                   CLASS A   R-1    R-2    R-3    R-4     R-5
-------------------------------------------------------------------------------

 Management fees/1/                 0.63%   0.63%  0.63%  0.63%  0.63%   0.63%
-------------------------------------------------------------------------------
 Distribution and/or service        0.23    1.00   0.75   0.50   0.25    none
 (12b-1) fees/2/
-------------------------------------------------------------------------------
 Other expenses                     0.20    0.30   0.67   0.36   0.23    0.18
-------------------------------------------------------------------------------
 Total annual fund operating        1.06    1.93   2.05   1.49   1.11    0.81
 expenses/1/
-------------------------------------------------------------------------------

/1/ The fund's investment adviser is currently waiving 10% of its management fee.
    The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. In addition, the investment adviser paid a portion of the fund's transfer agent fees for certain R share classes. Expenses shown above do not reflect any waiver or reimbursement. Information regarding the effect of any waiver/reimbursement on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.
/2/ Class A, R-1, R-2, R-3 and R-4 12b-1 fees may not exceed .30%, 1.00%, 1.00%,
    .75% and .50%, respectively, of the class' average net assets annually.

                                       4

New World Fund / Prospectus


OTHER EXPENSES
The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to the fund's investment adviser, affiliates of the adviser and unaffiliated third parties for providing recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing services to retirement plans.

             PAYMENTS TO AFFILIATED ENTITIES       PAYMENTS TO UNAFFILIATED
-----------------------------------------------            ENTITIES
                                               --------------------------------

 Class A            .05% of assets or                  .05% of assets or
             $12 per participant position/1/    $12 per participant position/1/
-------------------------------------------------------------------------------
 Class R-1           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2     .15% of assets plus $27 per              .25% of assets
             participant position/2/ or .35%
                      of assets/3/
-------------------------------------------------------------------------------
 Class R-3     .10% of assets plus $12 per              .15% of assets
             participant position/2/ or .19%
                      of assets/3/
-------------------------------------------------------------------------------
 Class R-4           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5           .05% of assets                     .05% of assets
-------------------------------------------------------------------------------

/1/ Payment amount depends on the date upon which services commenced.
/2/ Payment with respect to Recordkeeper Direct/(R)/ program.
/3/ Payment with respect to PlanPremier/(R)/ program.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                               1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------

 Class A*                       $677    $893    $1,126     $1,795
-------------------------------------------------------------------
 Class R-1                       196     606     1,042      2,254
-------------------------------------------------------------------
 Class R-2                       208     643     1,103      2,379
-------------------------------------------------------------------
 Class R-3                       152     471       813      1,779
-------------------------------------------------------------------
 Class R-4                       113     353       612      1,352
-------------------------------------------------------------------
 Class R-5                        83     259       450      1,002
-------------------------------------------------------------------

* Reflects the maximum initial sales charge in the first year.

                                       5

                                                    New World Fund / Prospectus

Investment objective, strategies and risks

The fund's investment objective is long-term capital appreciation. The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. In addition, the fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.
In determining whether a country is qualified, the fund will consider such factors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The fund's investment adviser will maintain a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina,
Brazil, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic,
Egypt, Hungary, India, Israel, Jordan, Lebanon, Malaysia, Mexico, Morocco, Oman,
Panama, Peru, Philippines, Poland, Russian Federation, South Africa, Thailand,
Turkey and Venezuela.

The prices of securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
and currency, interest rate and commodity price fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

The values of most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of

                                       6

New World Fund / Prospectus


principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation;
changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.
The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices.

A larger percentage of cash or money market instruments could reduce the magnitude of the fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                       7

                                                    New World Fund / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.
 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2005:
                                     1 YEAR   5 YEARS    LIFETIME/1/
----------------------------------------------------------------------

 CLASS A -- FIRST SOLD 6/17/99       22.20%    14.15%       9.91%

                                    1 YEAR   LIFETIME/1/
---------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/11/02    21.18%     17.96%
 CLASS R-2 -- FIRST SOLD 6/7/02     21.24      18.05
 CLASS R-3 -- FIRST SOLD 6/6/02     21.68      18.55
 CLASS R-4 -- FIRST SOLD 10/7/02    22.13      29.01
 CLASS R-5 -- FIRST SOLD 5/15/02    22.49      17.95

                                    1 YEAR  5 YEARS   LIFETIME/2/
------------------------------------------------------------------

 INDEXES
 MSCI All Country World Index/3/    11.37%   3.41%       2.50%
 MSCI Emerging Markets Index/4/     34.54   19.44       11.24

/1/ Lifetime results for each share class are measured from the date the share class was first sold.
/2/ Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. In prior years, each index may have included different funds or securities from those that constitute the current year's index.
/3/ MSCI All Country World Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, consisting of 48 developed and emerging market country indexes. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
/4/ MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets, consisting of 25 emerging market country indexes. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

                                       8

New World Fund / Prospectus


[Begin pie chart]

Industry diversification as of October 31, 2006 (percent of net assets)

17.45%  Financials
 9.79   Telecommunication services
 8.66   Consumer staples
 8.40   Materials
 7.96   Industrials
 7.83   Bonds & notes
 0.02   Rights & warrants
29.82   Other industries
10.07   Short-term securities & other assets less liabilities

[End pie chart]

GEOGRAPHICAL DISTRIBUTION OF NET ASSETS ON OCTOBER 31, 2006

 DEVELOPED-COUNTRY                                             35.5%
 EQUITIES
----------------------------------------------------------------------
 ASIA
 South Korea                                                    3.9
----------------------------------------------------------------------
 Taiwan                                                         3.6
----------------------------------------------------------------------
 Hong Kong                                                      2.4
----------------------------------------------------------------------
 Japan                                                          2.0
----------------------------------------------------------------------
 Singapore                                                       .5
----------------------------------------------------------------------
 THE AMERICAS
 United States                                                  4.9
----------------------------------------------------------------------
 Canada                                                          .9
----------------------------------------------------------------------
 EUROPE
 United Kingdom                                                 4.4
----------------------------------------------------------------------
 Switzerland                                                    3.3
----------------------------------------------------------------------
 Austria                                                        2.9
----------------------------------------------------------------------
 Spain                                                          1.9
----------------------------------------------------------------------
 Finland                                                        1.4
----------------------------------------------------------------------
 Germany                                                         .9
----------------------------------------------------------------------
 France                                                          .7
----------------------------------------------------------------------
 Denmark                                                         .7
----------------------------------------------------------------------
 Greece                                                          .4
----------------------------------------------------------------------
 Ireland                                                         .3
----------------------------------------------------------------------
 Sweden                                                          .2
----------------------------------------------------------------------
 Norway                                                          .1
----------------------------------------------------------------------
 Luxembourg                                                      .1

DEVELOPING-COUNTRY                                             46.6%
EQUITIES
----------------------------------------------------------------------
 ASIA
 India                                                          6.9
----------------------------------------------------------------------
 Thailand                                                       4.4
----------------------------------------------------------------------
 Indonesia                                                      3.5
----------------------------------------------------------------------
 Philippines                                                    2.4
----------------------------------------------------------------------
 China                                                          1.5
----------------------------------------------------------------------
 Malaysia                                                        .4
----------------------------------------------------------------------
 Pakistan                                                        .4
----------------------------------------------------------------------
 THE AMERICAS
 Brazil                                                         8.4
----------------------------------------------------------------------
 Mexico                                                         5.1
----------------------------------------------------------------------
 Panama                                                          .2
----------------------------------------------------------------------
 EUROPE
 Russia                                                         2.0
----------------------------------------------------------------------
 Hungary                                                        1.9
----------------------------------------------------------------------
 Poland                                                         1.3
----------------------------------------------------------------------
 Slovenia                                                        .6
----------------------------------------------------------------------
 Czech Republic                                                  .6
----------------------------------------------------------------------
 Turkey                                                          .3
----------------------------------------------------------------------
 AFRICA/MIDDLE EAST
 South Africa                                                   3.7
----------------------------------------------------------------------
 Israel                                                         1.3
----------------------------------------------------------------------
 Egypt                                                          1.2
----------------------------------------------------------------------
 Oman                                                            .5
----------------------------------------------------------------------

DEVELOPING-COUNTRY                                              7.8%
BONDS
----------------------------------------------------------------------
 ASIA
 Philippines                                                     .5
----------------------------------------------------------------------
 THE AMERICAS
 Brazil                                                         1.4
----------------------------------------------------------------------
 Mexico                                                         1.3
----------------------------------------------------------------------
 Argentina                                                      1.1
----------------------------------------------------------------------
 Colombia                                                        .7
----------------------------------------------------------------------
 Peru                                                            .6
----------------------------------------------------------------------
 Panama                                                          .4
----------------------------------------------------------------------
 Dominican Republic                                              .2
----------------------------------------------------------------------
 Chile                                                           .1
----------------------------------------------------------------------
 EUROPE
 Russia                                                          .8
----------------------------------------------------------------------
 Turkey                                                          .6
----------------------------------------------------------------------
 AFRICA/MIDDLE EAST
 Egypt                                                           .1
----------------------------------------------------------------------
 SHORT-TERM
 SECURITIES &
 OTHER ASSETS
 LESS LIABILITIES                                              10.1%
----------------------------------------------------------------------
TOTAL                                                         100.0%

Because the fund is actively managed, its holdings will change over time.
For updated information on the fund's portfolio holdings, please visit us at
americanfunds.com.

                                       9

                                                    New World Fund / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 135 South State
College Boulevard, Brea, California 92821. Capital Research and Management
Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of directors is contained in the fund's semi-annual report to shareholders for the fiscal period ended April 30, 2006.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution for the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. For example, with respect to equity transactions, the fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions. However, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser.

PORTFOLIO HOLDINGS
Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the lower portion of the fund's details page on the website. A list of the fund's top 10 equity holdings, updated as of each month-end, is generally posted to this page within 14 days after the end of the applicable month.

                                       10

New World Fund / Prospectus


A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within
45 days after the end of the applicable quarter. Both lists remain available on the website until new information for the next month or quarter is posted.
Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM
Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital
Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company.

The primary individual portfolio counselors for New World Fund are:
                                       PRIMARY TITLE WITH      PORTFOLIO
                         PORTFOLIO     INVESTMENT ADVISER      COUNSELOR'S
 PORTFOLIO COUNSELOR/    COUNSELOR     (OR AFFILIATE)          ROLE IN
 FUND TITLE              EXPERIENCE    AND INVESTMENT          MANAGEMENT
 (IF APPLICABLE)        IN THIS FUND   EXPERIENCE              OF THE FUND
-------------------------------------------------------------------------------------

 ROBERT W. LOVELACE       8 years      Senior Vice President   Serves as an equity
 President and                         and Director, Capital   portfolio counselor
 Director                              Research and
                                       Management Company

                                       Investment
                                       professional for 22
                                       years, all with
                                       Capital Research and
                                       Management Company or
                                       affiliate
-------------------------------------------------------------------------------------
 MARK E. DENNING          8 years      Director, Capital       Serves as an equity
 Senior Vice President                 Research and            portfolio counselor
                                       Management Company

                                       Investment
                                       professional for 24
                                       years, all with
                                       Capital Research and
                                       Management Company or
                                       affiliate
-------------------------------------------------------------------------------------
 DAVID C. BARCLAY         8 years      Senior Vice             Serves as a
 Vice President                        President, Capital      fixed-income portfolio
                                       Research and            counselor
                                       Management Company

                                       Investment
                                       professional for 26
                                       years in total; 19
                                       years with Capital
                                       Research and
                                       Management Company or
                                       affiliate
-------------------------------------------------------------------------------------
 ALWYN W. HEONG           8 years      Senior Vice President   Serves as an equity
 Vice President                        and Director, Capital   portfolio counselor
                                       Research Company

                                       Investment
                                       professional for 18
                                       years in total; 14
                                       years with Capital
                                       Research and
                                       Management Company or
                                       affiliate
-------------------------------------------------------------------------------------
 CARL M. KAWAJA           8 years      Senior Vice             Serves as an equity
 Vice President                        President, Capital      portfolio counselor
                                       Research Company

                                       Investment
                                       professional for 19
                                       years in total; 16
                                       years with Capital
                                       Research and
                                       Management Company or
                                       affiliate
-------------------------------------------------------------------------------------

                                       11

                                                    New World Fund / Prospectus

Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.

CERTAIN PRIVILEGES AND/OR SERVICES DESCRIBED ON THE FOLLOWING PAGES OF THIS
PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION MAY NOT BE AVAILABLE
TO YOU DEPENDING ON YOUR INVESTMENT DEALER OR RETIREMENT PLAN RECORDKEEPER.
PLEASE SEE YOUR FINANCIAL ADVISER, INVESTMENT DEALER OR PLAN RECORDKEEPER FOR
MORE INFORMATION.

                                       12

New World Fund / Prospectus


Purchase, exchange and sale of shares

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND
AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW TO
OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON
YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT
PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE
THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE
OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the
PlanPremier or Recordkeeper Direct recordkeeping programs.
Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class
R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth Individual Retirement Accounts
(IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs,
individual 403(b) plans and 529 college savings plans.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

FREQUENT TRADING OF FUND SHARES
The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, resulting in dilution of the value of the shares held by long-term shareholders.
Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected.

                                       13

                                                    New World Fund / Prospectus

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of directors has also adopted certain policies and procedures with respect to frequent purchases and redemptions of fund shares. Under the fund's "purchase blocking policy," any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from the fund will be precluded from investing in the fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. This prohibition will not apply to redemptions by shareholders whose shares are held on the books of third-party intermediaries that have not adopted procedures to implement this policy. American Funds Service Company will work with intermediaries to develop such procedures or other procedures that American
Funds Service Company determines are reasonably designed to achieve the objective of the purchase blocking policy. At the time the intermediaries adopt these procedures, shareholders whose accounts are on the books of such intermediaries will be subject to this purchase blocking policy or another frequent trading policy that is reasonably designed to achieve the objective of the purchase blocking policy. There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:
systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; retirement plan contributions, loans and distributions
(including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

NOTWITHSTANDING THE FUND'S PURCHASE BLOCKING POLICY, ALL TRANSACTIONS IN FUND
SHARES REMAIN SUBJECT TO THE FUND'S AND AMERICAN FUNDS DISTRIBUTORS' RIGHT TO
RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY (INCLUDING THE TYPES OF
TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED OR TRIGGER A PURCHASE
BLOCK UNDER THE POLICY). SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR MORE
INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE COMPANY MAY ADDRESS OTHER
POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN FUNDS.

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money

                                       14

New World Fund / Prospectus


market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares." This paragraph does not apply to rollover investments as described under "Rollovers from retirement plans to IRAs."

VALUING SHARES
The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock
Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund's  securities that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

                                       15

                                                    New World Fund / Prospectus

Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                              SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------

 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none          see below
 investments described below
------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:
.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived A share program with the American Funds; and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" below for more information).

                                       16

New World Fund / Prospectus


The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies.
Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS
 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions." Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table above.

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

CLASS R SHARES
Class R shares are sold without any initial or contingent deferred sales charge.
The distributor will pay dealers annually an asset-based compensation of up to
1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50%
for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution"
below).

                                       17

                                                    New World Fund / Prospectus

Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.
IN ADDITION TO THE INFORMATION BELOW, YOU MAY OBTAIN MORE INFORMATION ABOUT
SALES CHARGE REDUCTIONS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS
WEBSITE AT AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR
FROM YOUR FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE
Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION
 You may take into account your accumulated holdings in all share classes of the
 American Funds to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a)
 the current value of your existing holdings or (b) the amount you invested
 (excluding capital appreciation) less any withdrawals. Please see the statement of additional information for details. You should retain any records necessary to substantiate the historical amounts you have invested. The current value of existing investments in an American Legacy/(R)/ Retirement Investment Plan may
 also be taken into account to determine your Class A sales charge.

                                       18

New World Fund / Prospectus


STATEMENT OF INTENTION
 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of American Funds non-money market funds you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" above for more information.

RIGHT OF REINVESTMENT
Please see the "Sales" section of "Purchase, exchange and sale of shares" above for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

                                       19

                                                    New World Fund / Prospectus

Rollovers from retirement plans to IRAs
Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover. More information on Class B, C and F shares can be found in the fund's prospectus for nonretirement plan shareholders. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and
.. rollovers to IRAs that are attributable to American Funds investments, if they meet all of the following three requirements:

 -- the retirement plan from which assets are being rolled over is part of an
    American Funds proprietary retirement plan program (such as PlanPremier,
    Recordkeeper Direct or Recordkeeper Connect/(R)/) or is a plan whose participant subaccounts are serviced by American Funds Service Company;

 -- the plan's assets were invested in American Funds at the time of distribution; and

 -- the plan's assets are rolled over to an American Funds IRA with Capital Bank and Trust Company as custodian.
IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information if invested in Class A shares.

TRANSFERS TO IRAS

Transfers to IRAs that are attributable to American Funds investments held in
SIMPLE IRAs, SEPs or SARSEPs will not be subject to a sales charge if invested in Class A shares.

                                       20

New World Fund / Prospectus


Plans of distribution
The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .30% for Class A shares, up to 1.00% for Class R-1 and R-2 shares, up to .75% for Class R-3 shares and up to .50% for Class R-4 shares. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

                                       21

                                                    New World Fund / Prospectus

Other compensation to dealers
American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers (or their affiliates) who have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2006, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the
American Funds.

                                       22

New World Fund / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS
The fund intends to distribute dividends to shareholders, usually in December.

Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS
Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       23

                                                    New World Fund / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                 INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/

                                                                       Net
                                                                 gains (losses)
                                      Net asset                   on securities
                                       value,         Net        (both realized   Total from
                                      beginning    investment          and        investment
                                      of period  income (loss)     unrealized)    operations
-----------------------------------------------------------------------------------------------

CLASS A:
Year ended 10/31/2006                  $36.32        $.93            $11.02         $11.95
Year ended 10/31/2005                   29.68         .68              6.51           7.19
Year ended 10/31/2004                   25.60         .47              4.20           4.67
Year ended 10/31/2003                   18.90         .39              6.56           6.95
Year ended 10/31/2002                   19.04         .34               .07            .41
-----------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 10/31/2006                   35.64         .57             10.80          11.37
Year ended 10/31/2005                   29.22         .40              6.41           6.81
Year ended 10/31/2004                   25.33         .25              4.14           4.39
Year ended 10/31/2003                   18.85         .23              6.50           6.73
Period from 6/11/2002 to 10/31/2002     22.44         .01             (3.60)         (3.59)
-----------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 10/31/2006                   35.62         .58             10.80          11.38
Year ended 10/31/2005                   29.21         .41              6.40           6.81
Year ended 10/31/2004                   25.34         .25              4.14           4.39
Year ended 10/31/2003                   18.86         .22              6.51           6.73
Period from 6/7/2002 to 10/31/2002      22.37        (.02 )           (3.49)         (3.51)
-----------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 10/31/2006                  $36.07        $.74            $10.94         $11.68
Year ended 10/31/2005                   29.53         .55              6.47           7.02
Year ended 10/31/2004                   25.56         .36              4.18           4.54
Year ended 10/31/2003                   18.96         .30              6.56           6.86
Period from 6/6/2002 to 10/31/2002      22.41         .03             (3.48)         (3.45)
-----------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 10/31/2006                   36.33         .91             11.01          11.92
Year ended 10/31/2005                   29.72         .68              6.49           7.17
Year ended 10/31/2004                   25.68         .47              4.20           4.67
Year ended 10/31/2003                   18.90         .39              6.57           6.96
Period from 10/7/2002 to 10/31/2002     18.21          --/6/            .69            .69
-----------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 10/31/2006                  36.43        1.04             11.05          12.09
 Year ended 10/31/2005                  29.76         .78              6.51           7.29
 Year ended 10/31/2004                  25.66         .55              4.20           4.75
 Year ended 10/31/2003                  18.93         .46              6.57           7.03
 Period from 5/15/2002 to 10/31/2002    23.05         .12             (4.24)         (4.12)

                                      Dividends
                                      (from net     Net asset
                                      investment  value, end of    Total
                                       income)       period      return/3/
----------------------------------------------------------------------------

CLASS A:
Year ended 10/31/2006                   $(.73)       $47.54        33.37%
Year ended 10/31/2005                    (.55)        36.32        24.50
Year ended 10/31/2004                    (.59)        29.68        18.51
Year ended 10/31/2003                    (.25)        25.60        37.19
Year ended 10/31/2002                    (.55)        18.90         1.95
----------------------------------------------------------------------------
CLASS R-1:
Year ended 10/31/2006                    (.55)        46.46        32.22
Year ended 10/31/2005                    (.39)        35.64        23.51
Year ended 10/31/2004                    (.50)        29.22        17.57
Year ended 10/31/2003                    (.25)        25.33        36.07
Period from 6/11/2002 to 10/31/2002        --         18.85       (16.00)
----------------------------------------------------------------------------
CLASS R-2:
Year ended 10/31/2006                    (.54)        46.46        32.30
Year ended 10/31/2005                    (.40)        35.62        23.53
Year ended 10/31/2004                    (.52)        29.21        17.58
Year ended 10/31/2003                    (.25)        25.34        36.09
Period from 6/7/2002 to 10/31/2002         --         18.86       (15.69)
----------------------------------------------------------------------------
CLASS R-3:
Year ended 10/31/2006                   $(.62)       $47.13        32.77%
Year ended 10/31/2005                    (.48)        36.07        24.02
Year ended 10/31/2004                    (.57)        29.53        18.03
Year ended 10/31/2003                    (.26)        25.56        36.63
Period from 6/6/2002 to 10/31/2002         --         18.96       (15.39)
----------------------------------------------------------------------------
CLASS R-4:
Year ended 10/31/2006                    (.74)        47.51        33.29
Year ended 10/31/2005                    (.56)        36.33        24.44
Year ended 10/31/2004                    (.63)        29.72        18.48
Year ended 10/31/2003                    (.18)        25.68        37.14
Period from 10/7/2002 to 10/31/2002        --         18.90         3.79
----------------------------------------------------------------------------
CLASS R-5:
 Year ended 10/31/2006                   (.81)        47.71        33.72
 Year ended 10/31/2005                   (.62)        36.43        24.83
 Year ended 10/31/2004                   (.65)        29.76        18.83
 Year ended 10/31/2003                   (.30)        25.66        37.60
 Period from 5/15/2002 to 10/31/2002       --         18.93       (17.87)

                                                      Ratio of     Ratio of
                                                      expenses     expenses
                                                     to average   to average
                                                     net assets   net assets
                                       Net assets,     before        after      Ratio of net
                                         end of         reim-        reim-      income (loss)
                                         period      bursements/  bursements/    to average
                                      (in millions)    waivers    waivers/4/     net assets
----------------------------------------------------------------------------------------------

CLASS A:
Year ended 10/31/2006                    $7,791         1.06%        1.00%         2.19%
Year ended 10/31/2005                     4,195         1.18         1.12          2.00
Year ended 10/31/2004                     2,212         1.23         1.22          1.68
Year ended 10/31/2003                     1,528         1.31         1.31          1.86
Year ended 10/31/2002                     1,071         1.34         1.34          1.65
----------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 10/31/2006                        11         1.93         1.83          1.35
Year ended 10/31/2005                         3         2.06         1.92          1.19
Year ended 10/31/2004                         2         2.16         2.04           .92
Year ended 10/31/2003                        --/5/      2.84         2.10          1.05
Period from 6/11/2002 to 10/31/2002          --/5/      3.49          .81           .06
----------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 10/31/2006                       110         2.05         1.80          1.38
Year ended 10/31/2005                        47         2.27         1.89          1.23
Year ended 10/31/2004                        17         2.57         2.00           .91
Year ended 10/31/2003                         6         2.69         2.06           .98
Period from 6/7/2002 to 10/31/2002            1         1.04          .83          (.11 )
----------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 10/31/2006                    $  100         1.49%        1.42%         1.75%
Year ended 10/31/2005                        41         1.60         1.51          1.62
Year ended 10/31/2004                        16         1.70         1.62          1.30
Year ended 10/31/2003                         6         1.84         1.68          1.37
Period from 6/6/2002 to 10/31/2002            1          .77          .68           .13
----------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 10/31/2006                        41         1.11         1.05          2.12
Year ended 10/31/2005                        14         1.21         1.15          1.98
Year ended 10/31/2004                         3         1.29         1.27          1.66
Year ended 10/31/2003                         1         1.43         1.33          1.79
Period from 10/7/2002 to 10/31/2002          --/5/       .13          .09            --/7/
----------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 10/31/2006                      350          .81          .75          2.44
 Year ended 10/31/2005                      187          .89          .84          2.28
 Year ended 10/31/2004                       87          .95          .94          1.96
 Year ended 10/31/2003                       45         1.01         1.01          2.15
 Period from 5/15/2002 to 10/31/2002         27          .46          .46           .62

                                                  24

New World Fund / Prospectus


                                          YEAR ENDED OCTOBER 31
                           2006        2005        2004        2003         2002
------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       30%         26%         20%         30%          32%
OF SHARES

/1/ Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
/2/ Based on average shares outstanding.
/3/ Total returns exclude all sales charges.
/4/ The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. See the
    Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus and the fund's annual report for more information.
/5/ Amount less than $1 million.
/6/ Amount less than $.01.
/7/ Amount less than .01%.
                                                    New World Fund / Prospectus

                                       25


NOTES

                                       26

New World Fund / Prospectus


NOTES

                                       27

                                                    New World Fund / Prospectus

[LOGO - American Funds/R/]                    The right choice for the long term/(R)/

FOR SHAREHOLDER SERVICES         American Funds Service Company
                                 800/421-0180
FOR RETIREMENT PLAN SERVICES     Call your employer or plan administrator
FOR DEALER SERVICES              American Funds Distributors
                                 800/421-9900
FOR 24-HOUR INFORMATION          americanfunds.com
                                 For Class R share information,visit
                                 AmericanFundsRetirement.com

Telephone calls you have with the American Funds organization may be monitored or recorded for quality assurance, verification and/or recordkeeping purposes. By speaking with us on the telephone, you are giving your consent to such monitoring and recording.
-----------------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies, and the independent registered public accounting firm's report (in the annual report).
STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC
(202/551-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F Street, NE, Washington,
DC 20549. The current SAI and shareholder reports are also available, free of charge, on americanfunds.com.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los
Angeles, California 90071.

[recycle bug logo]

Printed on recycled paper
RPGEPR-936-0107P Litho in USA CGD/MC/8041     Investment Company File No. 811-09105
-----------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management       Capital International
Capital Guardian      Capital Bank and Trust

New World Fund, Inc.

Part C
Other Information

Item 23. Exhibits for Registration Statement (1940 Act No. 811-09105 and 1933 Act. No. 333-67455)

(a)
Articles of Incorporation - Articles of Incorporation effective as of 11/13/98 - previously filed (see Pre-Effective Amendment No. 1 filed 3/3/99); Articles of Amendment effective as of 2/2/99 - previously filed (see Pre-Effective Amendment No. 1 filed 3/3/99); Articles Supplementary effective as of 1/13/00 - previously filed (see Post-Effective ("P/E") Amendment No. 3 filed 3/10/00); Articles Supplementary effective as of1/24/01 - previously filed (see P/E Amendment No. 5 filed 3/12/01); Articles Supplementary effective as of 1/18/02 - previously filed (see P/E Amendment No. 6 filed 2/14/02); Articles Supplementary effective as of 3/20/06

(b)	By-laws - By-laws as amended 3/9/06

(c)	Instruments Defining Rights of Security Holders - Form of Share Certificate - previously filed (see P/E Amendment No. 5 filed 3/12/01)

(d)	Investment Advisory Contracts - Amended Investment Advisory and Service Agreement dated 1/1/07

(e)
Underwriting Contracts - Form of Amended and Restated Principal Underwriting Agreement - previously filed (see P/E Amendment No. 6 filed 2/14/02); Form of Selling Group Agreement - previously filed (see P/E Amendment No. 7 filed 5/13/02); Form of Banking Selling Group Agreement - previously filed (see P/E Amendment No. 7 filed 5/13/02); Form of Omnibus addendum to the Selling Group Agreement (for retirement plan share classes (R shares) only) - previously filed (see P/E Amendment No. 7 filed 5/13/02); Form of Institutional Selling Group Agreement - previously filed (see P/E Amendment No. 10 filed 12/30/04); Form of Amendment to Selling Group Agreement

(f)	Bonus or Profit Sharing Contracts - Form of Deferred Compensation Plan amended effective as of 1/1/05

(g)	Custodian Agreements - Form of Global Custody Agreement dated 12/21/06; Form of JPMorgan Chase Supplemental Agreement dated 10/1/04 - previously filed (see P/E Amendment No. 11 filed 12/29/05)

(h)
Other Material Contracts - Form of Amended and Restated Administrative Services Agreement dated 10/1/05 - previously filed (see P/E Amendment No. 11 filed 12/29/05); Form of Amended Shareholder Services Agreement (see P/E Amendment No. 10 filed 12/30/04); Form of Indemnification Agreement dated 7/1/04 - previously filed (see P/E Amendment No. 10 filed 12/30/04); Form of Amendment of Amended Shareholder Services Agreement dated 11/1/06

(i)	Legal Opinion - Legal Opinion previously filed (see P/E Amendment No. 7 filed 5/13/02)

(j)	Other Opinions - Consent of Independent Registered Public Accounting Firm

(k)	Omitted Financial Statements - None

(l)	Initial Capital Agreements - Investment Letter from the Investment Adviser relating to initial shares - previously filed (see Pre-Effective Amendment No. 3 filed 4/16/99)

(m)
Rule 12b-1 Plan - Form of Plan of Distribution for Class A - previously filed (see Pre-Effective Amendment No. 3 filed 4/16/99); Form of Plan of Distribution for Class 529-A - previously filed (see P/E Amendment No. 6 filed 2/14/02); Forms of Amended and Restated Plans of Distribution for Classes B, C, F, 529-B, 529-C, 529-E, 529-F and R-1, R-2, R-3 and R-4 dated 10/1/05 - previously filed (see P/E Amendment No. 11 filed 12/29/05)

(n)	Rule 18f-3 Plan - Form of Amended and Restated Multiple Class Plan - previously filed (see P/E Amendment No. 6 filed 2/14/02)

(o)	Reserved

(p)	Code of Ethics - Code of Ethics for The Capital Group Companies dated September 2006; Code of Ethics for Registrant dated December 2005

Item 24. Persons Controlled by or under Common Control with the Fund

None

Item 25. Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is established that: (i) the act or omission of the person was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors of a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection (b).

Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

Article VIII of the Registrant's Articles of Incorporation and Article V of the Registrant’s By-Laws as well as the indemnification agreements that the Registrant has entered into with each of its directors who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940 as amended), provide in effect that the Registrant will indemnify its officers and directors against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 26. Business and Other Connections of the Investment Adviser

None

Item 27. Principal Underwriters

(a)  American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., Short-Term Bond Fund of America, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
L	E. Grant Abramson	Vice President	None
	David L. Abzug P.O. Box 2248 Agoura Hills, CA 91376	Vice President	None
	William C. Anderson 7780 Boylston Court Dublin, OH 43016	Regional Vice President	None
	Robert B. Aprison 2983 Bryn Wood Drive Madison, WI 53711	Senior Vice President	None
	T. Patrick Bardsley 36 East Woodward Blvd. Tulsa, OK 74114	Regional Vice President	None
	Shakeel A. Barkat 982 Wayson Way Davidsonville, MD 21035	Vice President	None
	Steven L. Barnes 7490 Clubhouse Road Suite 100 Boulder, CO 80301	Senior Vice President	None
	Thomas M. Bartow 20 Cerchio Alto Henderson, NV 89011	Vice President	None
B	Carl R. Bauer	Vice President	None
	Michelle A. Bergeron 4160 Gateswalk Drive Smyrna, GA 30080	Senior Vice President	None
	J. Walter Best, Jr. 7003 Chadwick Drive, Suite 355 Brentwood, TN 37027	Vice President	None
	John A. Blanchard 576 Somerset Lane Northfield, IL 60093	Senior Vice President	None
	Ian B. Bodell 7003 Chadwick Drive, Suite 355 Brentwood, TN 37027	Senior Vice President	None
	Jonathan W. Botts 2231 Garden View Lane Weddington, NC 28104	Regional Vice President	None
	Bill Brady 646 Somerset Drive Indianapolis, IN 46260	Regional Vice President	None
	Mick L. Brethower 510 Cimmaron Hills Trail W. Georgetown, TX 78628	Senior Vice President	None
	C. Alan Brown 7424 Somerset Avenue St. Louis, MO 63105	Vice President	None
L	Sheryl M. Burford	Assistant Vice President	None
B	J. Peter Burns	Vice President	None
	Steven Calabria 161 Bay Avenue Huntington Bay, NY 11743	Regional Vice President	None
S	Kathleen D. Campbell	Assistant Vice President	None
	Matthew C. Carlisle 100 Oakmont Lane, #409 Belleair, FL 33756	Vice President	None
	Damian F. Carroll 40 Ten Acre Road New Britain, CT 06052	Vice President	None
	James D. Carter 560 Valley Hill Lane Knoxville, TN 37922	Regional Vice President	None
	Brian C. Casey 8002 Greentree Road Bethesda, MD 20817	Senior Vice President	None
	Victor C. Cassato 999 Green Oaks Drive Greenwood Village, CO 80121	Senior Vice President	None
	Christopher J. Cassin 120 E. Ogden Ave., Suite 106 Hinsdale, IL 60521	Senior Vice President	None
L	Denise M. Cassin	Director, Senior Vice President	None
L	David D. Charlton	Director, Senior Vice President	None
	Thomas M. Charon 262 Mulberry Drive Delafield, WI 53018	Regional Vice President	None
L	Wellington Choi	Vice President	None
	Paul A. Cieslik 90 Northington Drive Avon, CT 06001	Regional Vice President	None
L	Larry P. Clemmensen	Director	None
L	Kevin G. Clifford	Director, President and Co-Chief Executive Officer	None
H	Cheri Coleman	Vice President	None
	Ruth M. Collier 106 Central Park South, #10K New York, NY 10019	Senior Vice President	None
S	David Coolbaugh	Vice President	None
	Carlo O. Cordasco 4036 Ambassador Circle Williamsburg, VA 23188	Regional Vice President	None
B	Josie Cortez	Assistant Vice President	None
	Charles H. Cote 305 Edgeworth Lane Sewickley, PA 15143	Regional Vice President	None
	Thomas E. Cournoyer 2333 Granada Blvd. Coral Gables, FL 33134	Vice President	None
L	Michael D. Cravotta	Assistant Vice President	None
	Joseph G. Cronin 1281 Fiore Drive Lake Forest, IL 60045	Vice President	None
	William F. Daugherty 1213 Redwood Hills Circle Carlisle, PA 17015	Vice President	None
	Guy E. Decker 2990 Topaz Lane Carmel, IN 46032	Vice President	None
	Daniel J. Delianedis Edina Executive Plaza 5200 Willson Road, Suite 150 Edina, MN 55424	Senior Vice President	None
L	James W. DeLouise	Assistant Vice President	None
	James A. DePerno, Jr. 1 Nehercrest Lane Orchard Park, NY 14127	Vice President	None
L	Bruce L. DePriester	Director, Senior Vice President, Treasurer and Controller	None
	Lori A. Deuberry 130 Aurora Street Hudson, OH 44236	Regional Vice President	None
L	Dianne M. Dexter	Assistant Vice President	None
	Thomas J. Dickson 108 Wilmington Court Southlake, TX 76092	Vice President	None
	Michael A. DiLella 22 Turner’s Lake Drive Mahwah, NJ 07430	Senior Vice President	None
	G. Michael Dill 505 E. Main Street Jenks, OK 74037	Senior Vice President	None
N	Dean M. Dolan	Vice President	None
L	Hedy B. Donahue	Assistant Vice President	None
L	Michael J. Downer	Director	Vice President
	Craig A. Duglin 4170 Vanetta Drive Studio City, CA 91604	Regional Vice President	None
	Michael J. Dullaghan 5040 Plantation Grove Lane Roanoke, VA 24012	Vice President	None
I	Lloyd G. Edwards	Senior Vice President	None
	Timothy L. Ellis 1700 Lelia Drive, Suite 105 Jackson, MS 39216	Senior Vice President	None
	Kristopher A. Feldmeyer 787 Jackson Road Greenwood, IN 46142	Regional Vice President	None
L	Lorna Fitzgerald	Vice President	None
	William F. Flannery 29 Overlook Road Hopkinton, MA 01748	Regional Vice President	None
	John R. Fodor 15 Latisquama Road Southborough, MA 01772	Senior Vice President	None
L	Charles L. Freadhoff	Vice President	None
	Daniel B. Frick 845 Western Avenue Glen Ellyn, IL 60137	Vice President	None
L	Linda S. Gardner	Vice President	None
	Keith R. George 3835 East Turtle Hatch Road Springfield, MO 65809	Regional Vice President	None
L	J. Christopher Gies	Senior Vice President	None
B	Lori A. Giacomini	Assistant Vice President	None
L	David M. Givner	Secretary	None
B	Evelyn K. Glassford	Vice President	None
	Jack E. Goldin 3424 Belmont Terrace Davie, FL 33328	Regional Vice President	None
L	Earl C. Gottschalk	Vice President	None
	Jeffrey J. Greiner 8250-A Estates Parkway Plain City, OH 43064	Senior Vice President	None
	Eric M. Grey 601 Fisher Road N. Dartmouth, MA 02747	Regional Vice President	None
B	Steven Guida	Senior Vice President	None
B	Mariellen Hamann	Vice President	None
	Derek S. Hansen 13033 Ridgedale Drive, #147 Minnetonka, MN 55305	Vice President	None
	David E. Harper 5400 Russell Cave Road Lexington, KY 40511	Senior Vice President	None
	Calvin L. Harrelson, III 2048 Kings Manor Drive Weddington, NC 28104	Vice President	None
	Robert J. Hartig, Jr. 13563 Marjac Way McCordsville, IN 46055	Vice President	None
L	Linda M. Hines	Vice President	None
	Steven J. Hipsley 44 Tyler Drive Saratoga Springs, NY 12866	Regional Vice President	None
L	Russell K. Holliday	Vice President	None
	Heidi Horwitz 5 Christopher Hill Road Weston, CT 06883	Regional Vice President	None
L	Kevin B. Hughes	Vice President	None
	Ronald R. Hulsey 6202 Llano Dallas, TX 75214	Senior Vice President	None
	Marc Ialeggio 13 Prince Royal Passage Corte Madera, CA 94925	Regional Vice President	None
	Robert S. Irish 1225 Vista Del Mar Drive Delray Beach, FL 33483	Senior Vice President	None
L	Linda Johnson	Assistant Vice President	None
G1	Joanna F. Jonsson	Director	None
B	Damien M. Jordan	Senior Vice President	None
L	Marc J. Kaplan	Vice President	None
	John P. Keating 1576 Sandy Springs Dr. Orange Park, FL 32003	Senior Vice President	None
	Brian G. Kelly 76 Daybreak Road Southport, CT 06890	Regional Vice President	None
	Andrew J. Kilbride 3080 Tuscany Court Ann Arbor, MI 48103	Regional Vice President	None
N	Dorothy Klock	Vice President	None
	Dianne L. Koske 6 Black Oak Court Poquoson, VA 23662	Assistant Vice President	None
B	Elizabeth K. Koster	Vice President	None
	Christopher F. Lanzafame 19365 Lovall Valley Court Sonoma, CA 95476	Regional Vice President	None
	Patricia D. Lathrop 822 Monterey Blvd., NE St. Petersburg, FL 33704	Regional Vice President	None
	R. Andrew LeBlanc 78 Eton Road Garden City, NY 11530	Vice President	None
	T. Blake Liberty 5506 East Mineral Lane Littleton, CO 80122	Vice President	None
	Mark J. Lien 1103 Tulip Tree Lane West Des Moines, IA 50266	Vice President	None
L	Lorin E. Liesy	Vice President	None
I	Kelle Lindenberg	Assistant Vice President	None
	Louis K. Linquata 5214 Cass Street Omaha, NE 68132	Vice President	None
	Brendan T. Mahoney 1 Union Avenue, Suite One Sudbury, MA 01776	Vice President	None
	Nathan G. Mains 7711 S. Columbine Street Centennial, CO 80122	Regional Vice President	None
	Stephen A. Malbasa 13405 Lake Shore Blvd. Cleveland, OH 44110	Director, Senior Vice President	None
	Steven M. Markel 5241 South Race Street Greenwood Village, CO 80121	Senior Vice President	None
L	Paul R. Mayeda	Assistant Vice President	None
L	Eleanor P. Maynard	Vice President	None
L	Christopher McCarthy	Vice President	None
	James R. McCrary 28812 Crestridge Rancho Palos Verdes, CA 90275	Vice President	None
L	Will McKenna	Vice President	None
S	John V. McLaughlin	Senior Vice President	None
	Terry W. McNabb 2002 Barrett Station Road St. Louis, MO 63131	Senior Vice President	None
L	Katharine McRoskey	Vice President	None
	Scott M. Meade 41 South Road Rye Beach, NH 03871	Vice President	None
	Charles L. Mitsakos 3017 11th Avenue West Seattle, WA 98119	Regional Vice President	None
	Monty L. Moncrief 55 Chandler Creek Court The Woodlands, TX 77381	Vice President	None
	David H. Morrison 7021 North Stratton Court Peoria, IL 61615	Regional Vice President	None
	Andrew J. Moscardini 832 Coldwater Creek Circle Niceville, FL 32578	Regional Vice President	None
L	Jack Nitowitz	Assistant Vice President	None
	William E. Noe 3600 Knollwood Road Nashville, TN 37215	Senior Vice President	None
L	Heidi J. Novaes	Vice President	None
	Eric P. Olson 27 Main Street, Suite 200 Topsfield, MA 01983	Senior Vice President	None
	Jeffrey A. Olson 2708 88th St. Court, NW Gig Harbor, WA 98332	Regional Vice President	None
	Thomas A. O’Neil 4 Hillcrest Avenue Eastborough, KS 67208	Regional Vice President	None
	Michael W. Pak 13929 SE 92nd Street Newcastle, WA 98059	Regional Vice President	None
	W. Burke Patterson, Jr. 1643 Richland Avenue Baton Rouge, LA 70808	Regional Vice President	None
	Gary A. Peace 291 Kaanapali Drive Napa, CA 94558	Vice President	None
	Samuel W. Perry 4340 East Indian School Road Suite 21 Phoenix, AZ 85018	Vice President	None
	Raleigh G. Peters 1439 Byrd Drive Berwyn, PA 19312	Regional Vice President	None
	David K. Petzke 4016 Saint Lucia Street Boulder, CO 80301	Senior Vice President	None
	Fredric Phillips 175 Highland Avenue, 4th Floor Needham, MA 02494	Senior Vice President	None
	John Pinto 226 Country Club Drive Lansdale, PA 19446	Regional Vice President	None
	Carl S. Platou 7455 80th Place, S.E. Mercer Island, WA 98040	Senior Vice President	None
	Charles R. Porcher One Glenlake Pkwy., Suite 700 Atlanta, GA 30328	Regional Vice President	None
S	Richard P. Prior	Vice President	None
	Mike Quinn 1035 Vintage Club Drive Duluth, GA 30097	Regional Vice President	None
	John W. Rankin 1725 Centennial Club Drive Conway, AR 72034	Regional Vice President	None
	Jennifer D. Rasner 11940 Baypoint Drive Burnsville, MN 55337	Regional Vice President	None
	James P. Rayburn 3108 Roxbury Road Homewood, AL 35209	Regional Vice President	None
	Mark S. Reischmann 4125 Hermitage Drive Colorado Springs, CO 80906	Regional Vice President	None
	Steven J. Reitman 212 The Lane Hinsdale, IL 60521	Senior Vice President	None
	Brian A. Roberts 209-A 60th Street Virginia Beach, VA 23451	Vice President	None
	Jeffrey Robinson 7 Waterville Lane Shrewsbury, MA 01545	Regional Vice President	None
	Suzette M. Rothberg 4508 Shady Beach Circle Independence, MN 55359	Regional Vice President	None
L	James F. Rothenberg	Director	None
	Romolo D. Rottura 233 Glenhaven Court Swedesboro, NJ 08085	Vice President	None
	Douglas F. Rowe 414 Logan Ranch Road Georgetown, TX 78628	Senior Vice President	None
	William M. Ryan 1408 Cortland Drive Manasquan, NJ 08736	Regional Vice President	None
L	Dean B. Rydquist	Director, Senior Vice President, Chief Compliance Officer	None
	Richard A. Sabec, Jr. 6868 Meadow Glen Drive Westerville, OH 43082	Regional Vice President	None
	Richard R. Samson 4604 Glencoe Avenue, #4 Marina del Rey, CA 90292	Senior Vice President	None
	Paul V. Santoro 28 State Street, Suite 1100 Boston, MA 02109	Vice President	None
H	Diane Sawyer	Senior Vice President	None
	Joseph D. Scarpitti 31465 St. Andrews Westlake, OH 44145	Senior Vice President	None
	Shane D. Schofield 201 McIver Street Greenville, SC 29601	Vice President	None
L	David L. Schroeder	Assistant Vice President	None
	Mark A. Seaman 645 Baltimore Annapolis Blvd Suite 220 Severna Park, MD 21146	Vice President	None
S	Sherrie L. Senft	Vice President	None
	James J. Sewell III 415 East Holyoke Place Claremont, CA 91711	Regional Vice President	None
	Arthur M. Sgroi 76 Fields End Drive Glenmont, NY 12077	Regional Vice President	None
L	R. Michael Shanahan	Director	None
L	Michael J. Sheldon	Vice President	None
	Frederic J. Shipp 1352 Sanjo Farms Drive Chesapeake, VA 23320	Regional Vice President	None
	Daniel S. Shore 3734 North Greenview Avenue Chicago, IL 60613	Vice President	None
	Brad Short 1601 Seal Way Seal Beach, CA 90740	Vice President	None
	David W. Short 1000 RIDC Plaza, Suite 212 Pittsburgh, PA 15238	Chairman of the Board and Co-Chief Executive Officer	None
	Nathan W. Simmons 496 Dogwood Trail Quincy, FL 32352	Regional Vice President	None
	William P. Simon, Jr. 237 Lancaster Avenue, Suite 207 Devon, PA 19333	Director, Senior Vice President	None
L	Connie F. Sjursen	Vice President	None
	Jerry L. Slater 2216 38th Place E. Seattle, WA 98112	Senior Vice President	None
LW	John H. Smet	Director	None
	Rodney G. Smith 15851 Dallas Parkway, Suite 500 Addison, TX 75001-6016	Senior Vice President	None
	J. Eric Snively 2548 Violet Street Glenview, IL 60025	Regional Vice President	None
	Anthony L. Soave 3780 Foxglove Court NE Grand Rapids, MI 49525	Vice President	None
L	Therese L. Soullier	Vice President	None
	Nicholas D. Spadaccini 855 Markley Woods Way Cincinnati, OH 45230	Senior Vice President	None
L	Kristen J. Spazafumo	Vice President	None
	Mark D. Steburg 12508 160th Avenue Southeast Renton, WA 98059	Regional Vice President	None
	Michael P. Stern 213 Aptos Place Danville, CA 94526	Regional Vice President	None
	Brad Stillwagon 2438 Broadmeade Road Louisville, KY 40205	Vice President	None
	Thomas A. Stout 1004 Ditchley Road Virginia Beach, VA 23451	Vice President	None
	Craig R. Strauser 175 Berwick Lake Oswego, OR 97034	Senior Vice President	None
L	Libby J. Syth	Vice President	None
L	Drew W. Taylor	Assistant Vice President	None
L	Larry I. Thatt	Assistant Vice President	None
	Gary J. Thoma 401 Desnoyer Kaukauna, WI 54130	Vice President	None
	Cynthia M. Thompson 4 Franklin Way Ladera Ranch, CA 92694	Vice President	None
	David Tippets 15 Player Green Place The Woodlands, TX 77382	Regional Vice President	None
L	James P. Toomey	Vice President	None
I	Christopher E. Trede	Vice President	None
	George F. Truesdail 400 Abbotsford Court Charlotte, NC 28270	Senior Vice President	None
	Scott W. Ursin-Smith 103 E. Blithedale Avenue, Suite 1 Mill Valley, CA 94941	Senior Vice President	None
S	Cindy Vaquiax	Assistant Vice President	None
	J. David Viale 39 Old Course Drive Newport Beach, CA 92660	Senior Vice President	None
D	Bradley J. Vogt	Director	None
L	A. Jordan Wallens 1501 Maple Avenue, #602 Evanston, IL 60201	Regional Vice President	None
	Thomas E. Warren 119 Faubel St. Sarasota, FL 34242	Vice President	None
L	J. Kelly Webb	Senior Vice President	None
	Gregory J. Weimer 143 Redwood Drive Venetia, PA 15367	Director, Senior Vice President	None
B	Timothy W. Weiss	Director	None
SF	Gregory W. Wendt	Director	None
	George J. Wenzel 261 Barden Road Bloomfield Hills, MI 48304	Vice President	None
	Brian E. Whalen 4072 Yellow Ginger Glen Norcross, GA 30092	Regional Vice President	None
	William C. Whittington 11928 Sheldon Road Tampa, FL 33626	Regional Vice President	None
L	N. Dexter Williams, Jr.	Senior Vice President	None
L	Alan J. Wilson	Director	None
	Andrew L. Wilson 11163 Rich Meadow Drive Great Falls, VA 22066	Vice President	None
	Steven C. Wilson 7529 Summit Ridge Road Middleton, WI 53562	Regional Vice President	None
	Timothy J. Wilson 501 Valley Brook Road, Suite 204 McMurray, PA 15317	Senior Vice President	None
B	Laura L. Wimberly	Vice President	None
	Marshall D. Wingo Promenade Two, 25th Floor 1230 Peachtree Street, N.E. Atlanta, GA 30309	Director, Senior Vice President	None
	Kurt A. Wuestenberg 975 Arboretum Drive Saline, MI 48176	Vice President	None
	William R. Yost 9463 Olympia Drive Eden Prairie, MN 55347	Senior Vice President	None
	Jason P. Young 11141 Whitetail Lane Olathe, KS 66061	Vice President	None
	Jonathan A. Young 2145 Hickory Forrest Chesapeake, VA 23322	Regional Vice President	None
	Scott D. Zambon 2178 Pieper Lane Tustin, CA 92782	Regional Vice President	None

__________
L	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LW	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
B	Business Address, 135 South State College Boulevard, Brea, CA 92821
S	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251
SF	Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I	Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240
N	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY10111
D	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
G1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland

(c) None

Item 28. Location of Accounts and Records.

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071; 135 South State College Boulevard, Brea, California 92821; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821; 8332 Woodfield Crossing Boulevard, Indianapolis, Indiana 46240; 10001 North 92nd Street, Suite 100, Scottsdale, Arizona 85258; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.

Item 29. Management Services

None

Item 30. Undertakings

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 27th day of December, 2006.

NEW WORLD FUND, INC.

By /s/ Gina H. Despres
(Gina H. Despres, Vice Chairman of the Board)

Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on December 27, 2006, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:

	/s/ Robert W. Lovelace	President and Director
(Robert W. Lovelace)

(2)	Principal Financial Officer Principal Accounting Officer:and

	/s/ R. Marcia Gould	Treasurer
(R. Marcia Gould)

(3)	Directors:

	Elisabeth Allison*	Director
	Vanessa C.L. Chang*	Director

	/s/ Gina H. Despres	Vice Chairman of the Board
(Gina H. Despres)

	Robert A. Fox*	Director
	Jae H. Hyun*	Director
	Koichi Itoh*	Director
	William H. Kling*	Director

	/s/ Robert W. Lovelace	President and Director
(Robert W. Lovelace)

	John G. McDonald*	Director
	William I. Miller*	Chairman of the Board (Independent and Non-Executive)
	Alessandro Ovi*	Director
	Kirk P. Pendleton*	Director
	Rozanne L. Ridgway*	Director

*By /s/ Vincent P. Corti
(Vincent P. Corti, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

/s/ Herbert Y. Poon
(Herbert Y. Poon)

POWER OF ATTORNEY

I, Elisabeth Allison, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka	R. Marcia Gould

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at  Boston, MA, this 5th day of July, 2006.
(City, State)

/s/ Elisabeth Allison
Elisabeth Allison, Board member

POWER OF ATTORNEY

I, Vanessa C. L. Chang, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka	R. Marcia Gould

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at  Los Angeles, CA, this 24th day of July, 2006.
(City, State)

/s/ Vanessa C. L. Chang
Vanessa C. L. Chang, Board member

POWER OF ATTORNEY

I, Robert A. Fox, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund, Inc. (File No. 002-10758, File No. 811-00066)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	Fundamental Investors, Inc. (File No. 002-10760, File No. 811-00032)
-	The Growth Fund of America, Inc. (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America, Inc. (File No. 002-33371, File No. 811-01880)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka	Jennifer M. Buchheim R. Marcia Gould Sheryl F. Johnson

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at  Reno, NV , this 6th day of July, 2006.
(City, State)

/s/ Robert A. Fox
Robert A. Fox, Board member

POWER OF ATTORNEY

I, Jae H. Hyun, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka	R. Marcia Gould

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at  Seoul, Korea, this 6th day of July, 2006.
(City, State)

/s/ Jae H. Hyun
Jae H. Hyun, Board member

POWER OF ATTORNEY

I, Koichi Itoh, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka	R. Marcia Gould Sheryl F. Johnson Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at  Tokyo, Japan, this 6th day of July, 2006.
(City, State)

/s/ Koichi Itoh
Koichi Itoh, Board member

POWER OF ATTORNEY

I, William H. Kling, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka	R. Marcia Gould Karl C. Grauman David A. Pritchett

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at  St. Paul, MN, this 11th day of July, 2006.
(City, State)

/s/ William H. Kling
William H. Kling, Board member

POWER OF ATTORNEY

I, John G. McDonald, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund, Inc. (File No. 002-10758, File No. 811-00066)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	Fundamental Investors, Inc. (File No. 002-10760, File No. 811-00032)
-	The Growth Fund of America, Inc. (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America, Inc. (File No. 002-33371, File No. 811-01880)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka	Jennifer M. Buchheim R. Marcia Gould Sheryl F. Johnson Carmelo Spinella

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Stanford, CA, this 5th day of July, 2006.
(City, State)

/s/ John G. McDonald
John G. McDonald, Board member

POWER OF ATTORNEY

I, William I. Miller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka	R. Marcia Gould

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at  Columbus, IN, this 10th day of July, 2006.
(City, State)

/s/ William I. Miller
William I. Miller, Board member

POWER OF ATTORNEY

I, Alessandro Ovi, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka	R. Marcia Gould

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at  Los Angeles, CA, this 18th day of September, 2006.
(City, State)

/s/ Alessandro Ovi
Alessandro Ovi, Board member
POWER OF ATTORNEY

I, Kirk P. Pendleton, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105).

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka	R. Marcia Gould Karl C. Grauman David A. Pritchett

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at  Bryn Athyn, PA, this 6th day of  July, 2006.
(City, State)

/s/ Kirk P. Pendleton
Kirk P. Pendleton, Board member

POWER OF ATTORNEY

I, Rozanne L. Ridgway, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka	R. Marcia Gould

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at  Arlington, VA, this 5th day of July, 2006.
(City, State)

/s/ Rozanne L. Ridgway
Rozanne L. Ridgway, Board member